As filed with the Securities and Exchange Commission on December 12, 2016

Securities Act Registration No. 333-82621

Investment Company Act Registration No. 811-09439

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 46 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 46 (X)
Check appropriate box or boxes

Prudential Investment Portfolios 5

Exact name of registrant as specified in charter

655 Broad Street, 17th Floor
Newark, New Jersey 07102

Address of Principal Executive Offices including Zip Code

(973) 367-7521

Registrant’s Telephone Number, Including Area Code

Deborah A. Docs

655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and Address of Agent for Service

It is proposed that this filing will become effective:

__ immediately upon filing pursuant to paragraph (b)
X on December 13, 2016 pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a)(1)
__ on (____) pursuant to paragraph (a)(1)
__ 75 days after filing pursuant to paragraph (a)(2)
__ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS
Prudential Day One Funds
PROSPECTUS	December 13, 2016
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.
Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.
Fund Type
Target Date
PRUDENTIAL DAY ONE INCOME FUND
R1: PDADX	R2: PDAEX	R3: PDAFX	R4: PDAGX	R5: PDAHX	R6: PDAJX

PRUDENTIAL DAY ONE 2010 FUND
R1: PDBDX	R2: PDBEX	R3: PDBFX	R4: PDBGX	R5: PDBHX	R6: PDBJX

PRUDENTIAL DAY ONE 2015 FUND
R1: PDCDX	R2: PDCEX	R3: PDCFX	R4: PDCGX	R5: PDCHX	R6: PDCJX

PRUDENTIAL DAY ONE 2020 FUND
R1: PDDDX	R2: PDDEX	R3: PDDFX	R4: PDDGX	R5: PDDHX	R6: PDDJX

PRUDENTIAL DAY ONE 2025 FUND
R1: PDEDX	R2: PDEEX	R3: PDEFX	R4: PDEGX	R5: PDEHX	R6: PDEJX

PRUDENTIAL DAY ONE 2030 FUND
R1: PDFCX	R2: PDFEX	R3: PDFFX	R4: PDFGX	R5: PDFHX	R6: PDFJX

PRUDENTIAL DAY ONE 2035 FUND
R1: PDGCX	R2: PDGEX	R3: PDGFX	R4: PDGGX	R5: PDGHX	R6: PDGJX

PRUDENTIAL DAY ONE 2040 FUND
R1: PDHDX	R2: PDHEX	R3: PDHFX	R4: PDHGX	R5: PDHHX	R6: PDHJX

PRUDENTIAL DAY ONE 2045 FUND
R1: PDIDX	R2: PDIEX	R3: PDIKX	R4: PDIGX	R5: PDIHX	R6: PDIJX

PRUDENTIAL DAY ONE 2050 FUND
R1: PDJDX	R2: PDJEX	R3: PDJFX	R4: PDJGX	R5: PDJHX	R6: PDJJX

PRUDENTIAL DAY ONE 2055 FUND
R1: PDKDX	R2: PDKEX	R3: PDKFX	R4: PDKGX	R5: PDKHX	R6: PDKJX

PRUDENTIAL DAY ONE 2060 FUND
R1: PDLDX	R2: PDLEX	R3: PDLFX	R4: PDLGX	R5: PDLHX	R6: PDLJX
To enroll in an e-delivery, go to prudentialfunds.com/edelivery

4	SUMMARY: PRUDENTIAL DAY ONE INCOME FUND
4	INVESTMENT OBJECTIVE
4	FUND FEES AND EXPENSES
5	INVESTMENTS, RISKS AND PERFORMANCE
8	MANAGEMENT OF THE FUND
8	BUYING AND SELLING FUND SHARES
9	TAX INFORMATION
9	PAYMENTS TO FINANCIAL INTERMEDIaries
10	SUMMARY: PRUDENTIAL DAY ONE 2010 FUND
10	INVESTMENT OBJECTIVE
10	FUND FEES AND EXPENSES
11	INVESTMENTS, RISKS AND PERFORMANCE
15	MANAGEMENT OF THE FUND
15	BUYING AND SELLING FUND SHARES
15	TAX INFORMATION
16	PAYMENTS TO FINANCIAL INTERMEDIaries
17	SUMMARY: PRUDENTIAL DAY ONE 2015 FUND
17	INVESTMENT OBJECTIVE
17	FUND FEES AND EXPENSES
18	INVESTMENTS, RISKS AND PERFORMANCE
22	MANAGEMENT OF THE FUND
22	BUYING AND SELLING FUND SHARES
22	TAX INFORMATION
23	PAYMENTS TO FINANCIAL INTERMEDIaries
24	SUMMARY: PRUDENTIAL DAY ONE 2020 FUND
24	INVESTMENT OBJECTIVE
24	FUND FEES AND EXPENSES
25	INVESTMENTS, RISKS AND PERFORMANCE
29	MANAGEMENT OF THE FUND
29	BUYING AND SELLING FUND SHARES
29	TAX INFORMATION
30	PAYMENTS TO FINANCIAL INTERMEDIaries
31	SUMMARY: PRUDENTIAL DAY ONE 2025 FUND
31	INVESTMENT OBJECTIVE
31	FUND FEES AND EXPENSES
32	INVESTMENTS, RISKS AND PERFORMANCE
36	MANAGEMENT OF THE FUND
36	BUYING AND SELLING FUND SHARES
36	TAX INFORMATION
37	PAYMENTS TO FINANCIAL INTERMEDIaries
38	SUMMARY: PRUDENTIAL DAY ONE 2030 FUND
38	INVESTMENT OBJECTIVE
38	FUND FEES AND EXPENSES
39	INVESTMENTS, RISKS AND PERFORMANCE

43	MANAGEMENT OF THE FUND
43	BUYING AND SELLING FUND SHARES
43	TAX INFORMATION
44	PAYMENTS TO FINANCIAL INTERMEDIaries
45	SUMMARY: PRUDENTIAL DAY ONE 2035 FUND
45	INVESTMENT OBJECTIVE
45	FUND FEES AND EXPENSES
46	INVESTMENTS, RISKS AND PERFORMANCE
50	MANAGEMENT OF THE FUND
50	BUYING AND SELLING FUND SHARES
50	TAX INFORMATION
51	PAYMENTS TO FINANCIAL INTERMEDIaries
52	SUMMARY: PRUDENTIAL DAY ONE 2040 FUND
52	INVESTMENT OBJECTIVE
52	FUND FEES AND EXPENSES
53	INVESTMENTS, RISKS AND PERFORMANCE
57	MANAGEMENT OF THE FUND
57	BUYING AND SELLING FUND SHARES
57	TAX INFORMATION
58	PAYMENTS TO FINANCIAL INTERMEDIaries
59	SUMMARY: PRUDENTIAL DAY ONE 2045 FUND
59	INVESTMENT OBJECTIVE
59	FUND FEES AND EXPENSES
60	INVESTMENTS, RISKS AND PERFORMANCE
64	MANAGEMENT OF THE FUND
64	BUYING AND SELLING FUND SHARES
64	TAX INFORMATION
65	PAYMENTS TO FINANCIAL INTERMEDIaries
66	SUMMARY: PRUDENTIAL DAY ONE 2050 FUND
66	INVESTMENT OBJECTIVE
66	FUND FEES AND EXPENSES
67	INVESTMENTS, RISKS AND PERFORMANCE
71	MANAGEMENT OF THE FUND
71	BUYING AND SELLING FUND SHARES
71	TAX INFORMATION
72	PAYMENTS TO FINANCIAL INTERMEDIaries
73	SUMMARY: PRUDENTIAL DAY ONE 2055 FUND
73	INVESTMENT OBJECTIVE
73	FUND FEES AND EXPENSES
74	INVESTMENTS, RISKS AND PERFORMANCE
78	MANAGEMENT OF THE FUND
78	BUYING AND SELLING FUND SHARES
78	TAX INFORMATION
79	PAYMENTS TO FINANCIAL INTERMEDIaries
80	SUMMARY: PRUDENTIAL DAY ONE 2060 FUND

80	INVESTMENT OBJECTIVE
80	FUND FEES AND EXPENSES
81	INVESTMENTS, RISKS AND PERFORMANCE
85	MANAGEMENT OF THE FUND
85	BUYING AND SELLING FUND SHARES
85	TAX INFORMATION
86	PAYMENTS TO FINANCIAL INTERMEDIaries
87	MORE ABOUT THE FUNDS' PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES, INVESTMENTS AND RISKS
87	INVESTMENTS AND INVESTMENT STRATEGIES
93	Prior Historical Performance of Similarly Managed Accounts
111	THE FUNDS OF FUNDS STRUCTURE
116	RISKS OF INVESTING IN THE FUNDS
123	HOW THE FUNDS ARE MANAGED
123	BOARD OF Trustees
123	MANAGER
124	INVESTMENT SUBADVISER
124	PORTFOLIO MANAGERS
124	DISTRIBUTOR
125	DISCLOSURE OF PORTFOLIO HOLDINGS
126	FUND DISTRIBUTIONS AND TAX ISSUES
126	DISTRIBUTIONS
127	TAX ISSUES
128	IF YOU SELL OR EXCHANGE YOUR SHARES
129	HOW TO BUY, SELL AND EXCHANGE FUND SHARES
129	HOW TO BUY SHARES
134	HOW TO SELL YOUR SHARES
135	HOW TO EXCHANGE YOUR SHARES
138	FINANCIAL HIGHLIGHTS

SUMMARY: PRUDENTIAL DAY ONE INCOME FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.43%	.43%	.43%	.43%	.43%	.43%
= Total annual Fund operating expenses	1.91%	1.66%	1.51%	1.41%	1.31%	1.16%
– Fee waiver and/or expense reimbursement(3)	(.76)%	(.76)%	(.76)%	(.76)%	(.76)%	(.76)%
= Total annual Fund operating expenses after the fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets. This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$526	$117	$526
Class R2	$92	$449	$92	$449
Class R3	$77	$403	$77	$403
Class R4	$66	$371	$66	$371
Class R5	$56	$340	$56	$340
Class R6	$41	$293	$41	$293
Visit our website at www.prudentialfunds.com	4

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies. The Fund is intended for retired investors who seek income from fixed income investments with some capital appreciation from equities. The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
Approximately 65% of the Fund’s assets will be allocated to Underlying Funds that provide exposure to fixed income investments, with the remainder invested in Underlying Funds that provide exposure to equity and equity-related securities and non-traditional asset classes (including US and non-US equities, commodities and real estate). The Fund is typically rebalanced monthly to maintain the asset allocations with respect to the Underlying Funds in which the Fund is invested.
The subadviser will review the Fund’s asset allocations to the Underlying Funds annually to determine, in its discretion, whether the allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may make changes to the Fund’s allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved or that the Fund will provide adequate income through the investor’s retirement.
The information in the table below represents the strategic allocations for the Fund. The Fund’s actual allocations may differ from those shown in the table below by plus or minus 5%. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One Income Fund	35%	65%
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
5	Prudential Day One Funds

Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. For investors who are in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Visit our website at www.prudentialfunds.com	6

Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
7	Prudential Day One Funds

Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the
Visit our website at www.prudentialfunds.com	8

Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
9	Prudential Day One Funds

SUMMARY: PRUDENTIAL DAY ONE 2010 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.43%	.43%	.43%	.43%	.43%	.43%
= Total annual Fund operating expenses	1.91%	1.66%	1.51%	1.41%	1.31%	1.16%
– Fee waiver and/or expense reimbursement(3)	(.76)%	(.76)%	(.76)%	(.76)%	(.76)%	(.76)%
= Total annual Fund operating expenses after the fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets. This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$526	$117	$526
Class R2	$92	$449	$92	$449
Class R3	$77	$403	$77	$403
Class R4	$66	$371	$66	$371
Class R5	$56	$340	$56	$340
Class R6	$41	$293	$41	$293
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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors who retired in or close to the year 2010 (the “target date”) and who planned to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
11	Prudential Day One Funds

The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the “strategic” allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2010 Fund	37%	63%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds.
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Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect
13	Prudential Day One Funds

and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of
Visit our website at www.prudentialfunds.com	14

stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
15	Prudential Day One Funds

PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
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SUMMARY: PRUDENTIAL DAY ONE 2015 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.43%	.43%	.43%	.43%	.43%	.43%
= Total annual Fund operating expenses	1.91%	1.66%	1.51%	1.41%	1.31%	1.16%
– Fee waiver and/or expense reimbursement(3)	(.76)%	(.76)%	(.76)%	(.76)%	(.76)%	(.76)%
= Total annual Fund operating expenses after the fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets. This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$526	$117	$526
Class R2	$92	$449	$92	$449
Class R3	$77	$403	$77	$403
Class R4	$66	$371	$66	$371
Class R5	$56	$340	$56	$340
Class R6	$41	$293	$41	$293
17	Prudential Day One Funds

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors who retired in or close to the year 2015 (the “target date”) and who planned to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
Visit our website at www.prudentialfunds.com	18

The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the “strategic” allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2015 Fund	43%	57%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds.
19	Prudential Day One Funds

Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect
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and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of
21	Prudential Day One Funds

stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
23	Prudential Day One Funds

SUMMARY: PRUDENTIAL DAY ONE 2020 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.43%	.43%	.43%	.43%	.43%	.43%
= Total annual Fund operating expenses	1.91%	1.66%	1.51%	1.41%	1.31%	1.16%
– Fee waiver and/or expense reimbursement(3)	(.76)%	(.76)%	(.76)%	(.76)%	(.76)%	(.76)%
= Total annual Fund operating expenses after the fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets. This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$526	$117	$526
Class R2	$92	$449	$92	$449
Class R3	$77	$403	$77	$403
Class R4	$66	$371	$66	$371
Class R5	$56	$340	$56	$340
Class R6	$41	$293	$41	$293
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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors expecting to retire in or close to the year 2020 (the “target date”) and who plan to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
25	Prudential Day One Funds

The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the “strategic” allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2020 Fund	51%	49%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need
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to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
27	Prudential Day One Funds

Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
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Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
29	Prudential Day One Funds

PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
Visit our website at www.prudentialfunds.com	30

SUMMARY: PRUDENTIAL DAY ONE 2025 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.43%	.43%	.43%	.43%	.43%	.43%
= Total annual Fund operating expenses	1.91%	1.66%	1.51%	1.41%	1.31%	1.16%
– Fee waiver and/or expense reimbursement(3)	(.76)%	(.76)%	(.76)%	(.76)%	(.76)%	(.76)%
= Total annual Fund operating expenses after the fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets. This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$526	$117	$526
Class R2	$92	$449	$92	$449
Class R3	$77	$403	$77	$403
Class R4	$66	$371	$66	$371
Class R5	$56	$340	$56	$340
Class R6	$41	$293	$41	$293
31	Prudential Day One Funds

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors expecting to retire in or close to the year 2025 (the “target date”) and who plan to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
Visit our website at www.prudentialfunds.com	32

The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the “strategic” allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2025 Fund	64%	36%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need
33	Prudential Day One Funds

to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
Visit our website at www.prudentialfunds.com	34

Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
35	Prudential Day One Funds

Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Visit our website at www.prudentialfunds.com	36

PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
37	Prudential Day One Funds

SUMMARY: PRUDENTIAL DAY ONE 2030 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.46%	.46%	.46%	.46%	.46%	.46%
= Total annual Fund operating expenses	1.94%	1.69%	1.54%	1.44%	1.34%	1.19%
– Fee waiver and/or expense reimbursement(3)	(.79)%	(.79)%	(.79)%	(.79)%	(.79)%	(.79)%
= Total annual Fund operating expenses after the fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets. This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$533	$117	$533
Class R2	$92	$455	$92	$455
Class R3	$77	$409	$77	$409
Class R4	$66	$378	$66	$378
Class R5	$56	$346	$56	$346
Class R6	$41	$299	$41	$299
Visit our website at www.prudentialfunds.com	38

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors expecting to retire in or close to the year 2030 (the “target date”) and who plan to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
39	Prudential Day One Funds

The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the “strategic” allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2030 Fund	77%	23%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need
Visit our website at www.prudentialfunds.com	40

to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
41	Prudential Day One Funds

Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
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Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
43	Prudential Day One Funds

PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
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SUMMARY: PRUDENTIAL DAY ONE 2035 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.48%	.48%	.48%	.48%	.48%	.48%
= Total annual Fund operating expenses	1.96%	1.71%	1.56%	1.46%	1.36%	1.21%
– Fee waiver and/or expense reimbursement(3)	(.81)%	(.81)%	(.81)%	(.81)%	(.81)%	(.81)%
= Total annual Fund operating expenses after the fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets. This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$537	$117	$537
Class R2	$92	$460	$92	$460
Class R3	$77	$413	$77	$413
Class R4	$66	$382	$66	$382
Class R5	$56	$351	$56	$351
Class R6	$41	$304	$41	$304
45	Prudential Day One Funds

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors expecting to retire in or close to the year 2035 (the “target date”) and who plan to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
Visit our website at www.prudentialfunds.com	46

The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the “strategic” allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2035 Fund	86%	14%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need
47	Prudential Day One Funds

to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
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Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
49	Prudential Day One Funds

Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
51	Prudential Day One Funds

SUMMARY: PRUDENTIAL DAY ONE 2040 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.50%	.50%	.50%	.50%	.50%	.50%
= Total annual Fund operating expenses	1.98%	1.73%	1.58%	1.48%	1.38%	1.23%
– Fee waiver and/or expense reimbursement(3)	(.83)%	(.83)%	(.83)%	(.83)%	(.83)%	(.83)%
= Total annual Fund operating expenses after the fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets. This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$541	$117	$541
Class R2	$92	$464	$92	$464
Class R3	$77	$417	$77	$417
Class R4	$66	$386	$66	$386
Class R5	$56	$355	$56	$355
Class R6	$41	$308	$41	$308
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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors expecting to retire in or close to the year 2040 (the “target date”) and who plan to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
53	Prudential Day One Funds

The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the “strategic” allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2040 Fund	90%	10%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need
Visit our website at www.prudentialfunds.com	54

to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
55	Prudential Day One Funds

Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
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Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
57	Prudential Day One Funds

PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
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SUMMARY: PRUDENTIAL DAY ONE 2045 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.50%	.50%	.50%	.50%	.50%	.50%
= Total annual Fund operating expenses	1.98%	1.73%	1.58%	1.48%	1.38%	1.23%
– Fee waiver and/or expense reimbursement(3)	(.83)%	(.83)%	(.83)%	(.83)%	(.83)%	(.83)%
= Total annual Fund operating expenses after the fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets. This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$541	$117	$541
Class R2	$92	$464	$92	$464
Class R3	$77	$417	$77	$417
Class R4	$66	$386	$66	$386
Class R5	$56	$355	$56	$355
Class R6	$41	$308	$41	$308
59	Prudential Day One Funds

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors expecting to retire in or close to the year 2045 (the “target date”) and who plan to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
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The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the “strategic” allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2045 Fund	92%	8%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need
61	Prudential Day One Funds

to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
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Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
63	Prudential Day One Funds

Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
65	Prudential Day One Funds

SUMMARY: PRUDENTIAL DAY ONE 2050 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.51%	.51%	.51%	.51%	.51%	.51%
= Total annual Fund operating expenses	1.99%	1.74%	1.59%	1.49%	1.39%	1.24%
– Fee waiver and/or expense reimbursement(3)	(.84)%	(.84)%	(.84)%	(.84)%	(.84)%	(.84)%
= Total annual Fund operating expenses after the fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets. This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$543	$117	$543
Class R2	$92	$466	$92	$466
Class R3	$77	$420	$77	$420
Class R4	$66	$388	$66	$388
Class R5	$56	$357	$56	$357
Class R6	$41	$310	$41	$310
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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors expecting to retire in or close to the year 2050 (the “target date”) and who plan to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
67	Prudential Day One Funds

The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the “strategic” allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2050 Fund	94%	6%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need
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to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
69	Prudential Day One Funds

Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
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Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
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SUMMARY: PRUDENTIAL DAY ONE 2055 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.52%	.52%	.52%	.52%	.52%	.52%
= Total annual Fund operating expenses	2.00%	1.75%	1.60%	1.50%	1.40%	1.25%
– Fee waiver and/or expense reimbursement(3)	(.85)%	(.85)%	(.85)%	(.85)%	(.85)%	(.85)%
= Total annual Fund operating expenses after the fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets. This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$545	$117	$545
Class R2	$92	$468	$92	$468
Class R3	$77	$422	$77	$422
Class R4	$66	$391	$66	$391
Class R5	$56	$359	$56	$359
Class R6	$41	$312	$41	$312
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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors expecting to retire in or close to the year 2055 (the “target date”) and who plan to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
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The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the “strategic” allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2055 Fund	96%	4%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need
75	Prudential Day One Funds

to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
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Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
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Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
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PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
79	Prudential Day One Funds

SUMMARY: PRUDENTIAL DAY ONE 2060 FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a balance between growth and conservation of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	None	$15.00	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Management fees	.02%	.02%	.02%	.02%	.02%	.02%
+ Distribution (12b-1) fees	.50%	.25%	.10%	.00%	.00%	.00%
+ Other expenses(1)	.96%	.96%	.96%	.96%	.86%	.71%
+ Acquired Fund Fees and Expenses(2)	.52%	.52%	.52%	.52%	.52%	.52%
= Total annual Fund operating expenses	2.00%	1.75%	1.60%	1.50%	1.40%	1.25%
– Fee waiver and/or expense reimbursement(3)	(.85)%	(.85)%	(.85)%	(.85)%	(.85)%	(.85)%
= Total annual Fund operating expenses after the fee waiver and/or expense reimbursement	1.15%	.90%	.75%	.65%	.55%	.40%
(1) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, shareholder service fees, fees paid to Independent and Non-Management Interested Trustees, and certain other miscellaneous items) are estimated for the Fund’s first fiscal year of operations.
(2) As the Fund has not commenced operations, acquired fund fees and expenses (fees and expenses of underlying funds) are based on an estimation of the Fund’s allocation to underlying funds for the current fiscal year.
(3) The Manager has contractually agreed through November 30, 2018 to reimburse and/or waive fees so that the Fund’s net annual Fund operating expenses (exclusive of taxes, interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares is limited to 0.40% of the Fund’s average daily net assets. This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class R1	$117	$545	$117	$545
Class R2	$92	$468	$92	$468
Class R3	$77	$422	$77	$422
Class R4	$66	$391	$66	$391
Class R5	$56	$359	$56	$359
Class R6	$41	$312	$41	$312
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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly offered; therefore, it does not have a turnover rate for the most recent fiscal year.
INVESTMENTS, RISKS AND PERFORMANCE
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to fixed income, equity and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
More detailed information about the Underlying Funds appears in the section of the Prospectus entitled More About the Funds’ Principal and Non-Principal Investment Strategies, Investments And Risks.
The Fund is designed for investors expecting to retire in or close to the year 2060 (the “target date”) and who plan to gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and increasing exposure to fixed-income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes (including US and non-US equities, commodities and real estate) will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments.
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested.
81	Prudential Day One Funds

The following chart illustrates the Fund’s strategic Glidepath:
The information in the table below represents the “strategic” allocations for the Fund. The Fund’s shareholder reports will set forth its actual allocations among asset classes and among Underlying Funds.
Fund Name	Equity and Non-Traditional	Fixed Income
Prudential Day One 2060 Fund	97%	3%
Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved
The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
At the time when the Fund’s target allocations match the asset allocations of the Day One Income Fund (the “Income Fund”), the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need
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to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Credit Risk, Market Risk and Interest Rate Risk. Certain Underlying Funds may invest in debt obligations. Debt obligations have credit, market and interest rate risks. Credit risk is the possibility that an issuer of a debt obligation fails to pay interest or repay principal to the Underlying Fund. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. An Underlying Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.
83	Prudential Day One Funds

Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund's holdings can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
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Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance. The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood, MBA, MS	Managing Director and Portfolio Manager	December 2016
		Joel M. Kallman, MBA, CFA	Portfolio Manager	December 2016
		Jeremy Stempien, MBA	Portfolio Manager and Strategist	December 2016
BUYING AND SELLING FUND SHARES
For all share classes except Class R2 and Class R5, there is no minimum initial or subsequent investment requirement. For Class R2 shares purchased by individuals, and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, there is a $2,500 minimum initial investment requirement ($1,000 for retirement accounts and custodial accounts for minors) and a $100 minimum subsequent investment requirement (these minimums will be waived for investors in group retirement plans, institutional investors or mutual fund programs). You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
85	Prudential Day One Funds

PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
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MORE ABOUT THE FUNDS' PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES, INVESTMENTS AND RISKS
INVESTMENTS AND INVESTMENT STRATEGIES
The Trust provides a suite of multi-asset class target date funds (Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, and Prudential Day One 2060 Fund (collectively, the “Target Date Funds”)) and an income fund (Prudential Day One Income Fund (the “Income Fund”, and together with the Target Date Funds, the “Funds”)) designed to offer a disciplined and diversified investment solution for shareholders.
Each Fund’s investment objective is to seek a balance between growth and conservation of capital.
Each Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. Each Fund invests in multiple Underlying Funds providing exposure to equity, fixed income, and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including bonds rated below investment grade, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
Each Target Date Fund is managed to a specific “target date” (2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 or 2060), and is designed for investors that either have retired or are planning to retire in or near the target date but who intend to maintain their investment in the Fund over a period of time after the target date. In addition to the anticipated retirement date, relevant factors for Target Date Fund selection may include age, risk tolerance, other investments owned, and planned withdrawals. As a Fund nears its target date, the assets of the Fund are generally adjusted toward a more conservative mix, for example, toward a greater proportion of bonds than stocks. This continuous adjustment toward less risky assets is known as the target date fund’s “Glidepath.”
In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%.
Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath.
The Funds are designed to relieve investors from the onus of making asset allocation decisions throughout their careers by having investment professionals make those decisions instead. Each Fund offers investors a means to manage their long-term investments in light of that Fund’s time horizon and related risk level. By investing in the Underlying Funds, each Fund pursues its investment objective by investing indirectly in a mix of equity securities, fixed-income equity securities and non-traditional asset classes. The asset allocation strategy and Glidepath of each Fund are intended to
87	Prudential Day One Funds

provide the potential that the investor’s investment in the Fund will provide a source of retirement income. There is no guarantee, however, that any Fund will meet its investment objective or provide a source of retirement income. A Target Date Fund can suffer losses near, at, or after the target date.
The subadviser allocates each Fund’s assets among the Underlying Funds according to the Funds’ allocation targets. Each Target Date Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. Each Target Date Fund, including the Income Fund, currently allocates approximately 10% of its assets to non-traditional asset classes. Each Target Date Fund’s asset allocations to Underlying Funds will follow a Glidepath that becomes more conservative as the applicable target date approaches, by reducing exposure to equity investments and increasing exposure to fixed-income investments. The Glidepath continues to adjust allocations in this manner for approximately ten years past the target date. For example, the Target Date Fund with the longest duration until its target year may initially allocate approximately 97% of its assets to equity and non-traditional investments and approximately 3% of its assets to fixed income investments. In contrast, ten years after its target date and continuing thereafter, the asset allocation of a Target Date Fund will be similar to that of the Income Fund, with approximately 35% of its assets allocated to equity and non-traditional investments, and approximately 65% of its assets allocated to fixed income investments. The foregoing example is based on current allocations, which are subject to change.
The Income Fund is designed for investors currently in retirement. The Income Fund’s asset allocation does not progress along a Glidepath, and references herein to Glidepath asset allocation do not apply to the Income Fund.
Each Fund is typically rebalanced monthly to maintain the asset allocation dictated by the current Glidepath (or, in the case of the Income Fund, its prescribed ratio of equity/non-traditional investments to fixed income investments). In addition, each Target Date Fund is “ratcheted” annually to shift its allocations gradually from equity investments toward fixed income investments in accordance with the current Glidepath. Each Target Date Fund’s allocations to the broad asset classes (equity, fixed income and non-traditional) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Although the Glidepath is designed to become more conservative prior to and for approximately 10 years following the Target Date, the Funds are not designed for a lump sum redemption at the Target Date. The Funds cannot guarantee a particular level of income or any income.
Each Fund’s underlying asset allocation is reviewed annually by the Fund’s subadviser to determine whether, in its discretion, the current Glidepath (or, in the case of the Income Fund, the prescribed ratio of equity/non-traditional investments to fixed income investments) and/or the Fund’s asset allocation to Underlying Funds remain suitable to meet the Fund’s investment objective. As a result of this review, the subadviser may modify the current Glidepath and/or the allocation of the Fund’s assets among the Underlying Funds. From time to time the manager may add mutual funds to the Underlying Funds selected as investments for the Funds (in which case such additional funds will be considered “Underlying Funds”) or remove or replace funds from the current array of Underlying Funds, subject to Board approval and without notice to shareholders.
When a Target Date Fund reaches its target date, it enters its most conservative phase, and the allocation of its assets approximately 10 years after the target date is expected to match that of the Income Fund. At that time, the Fund’s Board of Trustees may combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following each Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Each Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the US Department of Labor.
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Each Fund's investment objective is a non-fundamental policy and may be changed by the Board without shareholder approval. The Funds’ investment policies that are not fundamental may be changed from time to time without shareholder approval.
Each Fund will invest in securities and other instruments exclusively by purchasing shares of the Underlying Funds.
Equity and Equity-Related Securities
Each Fund may invest in Underlying Funds that invest in equity and equity-related securities. In addition to common stocks, nonconvertible preferred stocks and convertible securities, equity-related securities include American Depositary Receipts (ADRs); warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; securities of real estate investment trusts (REITs); and similar securities. Investments in REITs may result in payment of additional management or other fees. Convertible securities are securities—like bonds, corporate notes and preferred stocks—that can be converted into the company's common stock or some other equity security. The Underlying Funds may buy equity and equity-related securities of companies of every size—small, medium and large capitalization.
Fixed-Income Securities
Each Fund may invest in Underlying Funds that may invest in debt obligations, including corporate and non-corporate obligations, such as US Government securities. The debt obligations held by an Underlying Fund will have varying average maturities and average durations. Lower-rated debt obligations—also known as “junk bonds”—have a higher risk of default and tend to be less liquid and more volatile than higher-rated obligations. An Underlying Fund also may invest in obligations that are not rated, but that the subadviser to the Underlying Fund believes are of comparable quality to these lower-rated obligations.
Certain Underlying Funds may invest in money market instruments, which include the commercial paper of corporations, certificates of deposit, bankers' acceptances and other obligations of domestic and non-US banks, nonconvertible debt securities (corporate and government), short-term obligations issued or guaranteed by the US Government or its agencies or instrumentalities, repurchase agreements and cash (non-US currencies or US dollars). Generally, money market instruments provide a fixed rate of return, but provide less opportunity for capital appreciation than stocks.
US Government Securities
The Underlying Funds may invest in securities issued or guaranteed by the US Government or by an agency or instrumentality of the US Government. Not all US Government securities are backed by the full faith and credit of the United States, which means that payment of principal and interest are guaranteed, but market value is not. Some are supported only by the credit of the issuing agency, depend entirely on their own resources to repay their debt and are subject to the risk of default like private issuers.
Emerging Market Investments
Certain Underlying Funds may invest in the securities of issuers domiciled in various countries with emerging capital markets. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. Investments in such capital markets offer a way to gain exposure to smaller, developing markets and economies. Investing in the equity markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries. Since emerging market investments are investments in issuers domiciled outside of the US, they also have the characteristics described below under “Non-US Securities.”
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Non-US Securities
Some Underlying Funds invest in non-US equity securities or in fixed-income securities of non-US issuers. The Underlying Funds’ investments in securities of non-US issuers or issuers with significant exposure to non-US markets involve additional risk. Non-US countries in which the Underlying Funds may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of an Underlying Fund’s investments may decline because of factors affecting the particular issuer as well as non-US markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks associated with investments in non-US securities may be greater with respect to investments in developing countries.
Mortgage-Related Securities
The Funds may invest in Underlying Funds that invest in mortgage-related securities issued or guaranteed by US governmental entities or private entities and in collateralized mortgage obligations (CMOs) issued by private issuers. These securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Mortgage-related securities include CMOs, multi-class pass-through securities and stripped mortgage-backed securities. A CMO is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by a bank or by US governmental entities. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income thereon provide the funds to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by US governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently.
Asset-Backed Securities
The Funds may invest in Underlying Funds that invest in asset-backed debt securities. An asset-backed security is another type of pass-through instrument that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Unlike most corporate bonds, which are usually unsecured, most asset-backed securities are secured by collateral, or collateralized, which provides for more predictable cash flows and more protection against event-risk downgrades. However, to the extent a borrower fails to make timely repayments on the underlying loans when due or prepayments on underlying assets accelerate due to declines in interest rates, the Underlying Fund, and, therefore, a Fund, could suffer a loss on its investment. Some asset-backed securities, however, may be collateralized by a portfolio of corporate bonds or other securities, including, in some cases, junk bonds or non-US dollar denominated securities.
Repurchase Agreements
The Funds may invest in Underlying Funds that use repurchase agreements, where a party agrees to sell a security to an Underlying Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Underlying Fund and is, in effect, a loan by the Underlying Fund.
Reverse Repurchase Agreements and Forward Rolls
The Funds may invest in Underlying Funds that enter into reverse repurchase agreements and forward rolls. With a reverse repurchase agreement, the Underlying Fund borrows money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time. When an Underlying Fund enters into a forward roll, the Underlying Fund sells securities to be delivered in the current month and repurchases the same or substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Underlying Fund is paid the difference between the current sales price and the forward price for the future purchase as well as the interest earned on the cash proceeds of the initial sale.
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Dollar Rolls
The Funds may invest in Underlying Funds that enter into dollar rolls in which the Underlying Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Underlying Fund is paid the difference between the current sales price and the forward price for the future purchase as well as the interest earned on the cash proceeds of the initial sale.
Derivative Strategies
The Funds may invest in Underlying Funds that use various derivative strategies to try to improve their returns. An Underlying Fund may use hedging techniques to try to protect its assets. It cannot be guaranteed that these strategies will work, that the instruments necessary to implement these strategies will be available or that an Underlying Fund and, therefore, a Fund, will not lose money. Derivatives—such as futures, options, swaps, swap options, non-US currency forward contracts and options on futures—involve costs and can be volatile. With derivatives, the subadviser tries to predict whether the underlying investment—a security, market index, currency, interest rate or some other benchmark—will go up or down at some future date. An Underlying Fund may use derivatives to try to reduce risk or to increase returns consistent with each Underlying Fund's overall investment objective. The subadviser of an Underlying Fund will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives that are used may not match or offset the Underlying Fund's underlying positions and this could result in losses to the Underlying Fund and, therefore, to the Fund that would not otherwise have occurred. Derivatives that involve leverage could magnify losses.
Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets, and in December 2015 the SEC proposed a new rule that would change the regulation of the use of derivatives by mutual funds. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance, which could require changes to an Underlying Fund’s use of derivatives.
Options. The Funds may invest in Underlying Funds that purchase and sell put and call options on equity securities, stock indexes, swaps and non-US currencies traded on US or non-US securities exchanges or in the over-the-counter market. An option gives the purchaser the right to buy or sell securities or currencies in exchange for a premium.
Futures Contracts and Related Options; Non-US Currency Forward Contracts. The Funds may invest in Underlying Funds that purchase and sell futures contracts on equity and debt securities, securities indexes, interest rate indexes and non-US currencies, and related options on such futures. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index or some other asset at a future date. The terms of futures contracts are standardized. In the case of a financial futures contract based upon a broad index, there is no delivery of the securities comprising the index, margin is uniform, a clearing corporation or an exchange is the counterparty and the Underlying Fund makes daily margin payments based on price movements in the index. The Underlying Fund also may enter into non-US currency forward contracts to protect the value of its assets against future changes in the level of non-US exchange rates. A non-US currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. Delivery of the underlying currency is expected and the terms are individually negotiated. The counterparty is not a clearing corporation or an exchange, and payment on the contract is made upon delivery, rather than daily.
Swap Transactions. The Funds may invest in Underlying Funds that may enter into swap transactions. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to credit default swaps, interest rate swaps, total return swaps and index swaps.
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Options on Securities and Financial Indexes. The Funds may invest in Underlying Funds that may purchase and sell put and call options on securities and financial indexes traded on US or foreign securities exchanges, on NASDAQ or in the over-the-counter market. An option gives the purchaser the right to buy or sell securities in exchange for a premium. An Underlying Fund will sell only options that are secured either by the Underlying Fund's ownership of the underlying security or by cash or other liquid assets held in a segregated account with the Underlying Fund’s custodian.
Commodities
Certain Underlying Funds may invest in commodities and/or commodity-linked investments through a wholly-owned subsidiary organized in the Cayman Islands (a Cayman Subsidiary). Commodities are assets that have tangible properties, such as oil and other energy products, metals, and agricultural products. A commodity-linked derivative instrument is a financial instrument the value of which is determined by the value of one or more commodities, such as precious metals and agricultural products, or an index of various commodities. Commodity-linked derivative instruments include, but are not limited to, commodity-linked notes, swap agreements, commodity options, futures and options on futures, which provide exposure to the investment returns of the commodities markets without investing directly in physical commodities.
Real Estate Investment Trusts
The Fund may invest in the equity securities of real estate investment trusts known as REITs. REITs are like corporations, except that they do not pay income taxes if they meet certain Internal Revenue Code of 1986, as amended (the “Code”) requirements. However, while REITs themselves do not pay income taxes, the distributions they make to investors are taxable. REITs invest primarily in real estate and distribute almost all of their income—most of which comes from rents, mortgages and gains on sales of property—to shareholders.
Securities Lending
Consistent with applicable regulatory requirements, certain Underlying Funds may lend portfolio securities with a value up to 33 1/3% of total assets to brokers, dealers and other financial organizations to earn additional income. Loans of portfolio securities will be collateralized by cash. Cash collateral will be invested in an affiliated prime money market fund.
Cash Management
To the extent that any Fund has uninvested assets, such assets will be invested primarily in short-term money market instruments. The Funds may buy these instruments directly, rather than through investing in an Underlying Fund. These investments may be inconsistent with that Fund's principal strategies and could prevent the Fund from achieving its investment objective.
Additional Strategies
The Funds, through their investments in Underlying Funds, also follow certain policies when they borrow money and hold illiquid securities (each Fund and each Underlying Fund may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). Each Fund is also subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval.
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Prior Historical Performance of Similarly Managed Accounts
The Funds are newly offered. Once the Funds have a performance record of at least one calendar year, the Funds’ performance will be included in the Prospectus.
The Funds’ investment objectives, investment policies and strategies are substantially similar to the investment objectives, strategies, and policies of other Day One target date pooled investment vehicles managed by the subadviser. Specifically, the Funds are modeled after two corresponding institutional suites of Day One target date pooled investment vehicles: (i) a collective investment trust (“CIT”) suite established by Prudential Trust Company and (ii) an insurance company separate account (“SA”) suite available under group variable annuity contracts issued by Prudential Retirement Insurance and Annuity Company (the corresponding CITs and SAs are referred to herein together as the “Corresponding Accounts”). The Corresponding Accounts have been established by affiliates of the Funds’ manager and subadviser. Each Fund, together with its Corresponding Accounts, is managed by the same subadviser (QMA), using the same portfolio management team. The Funds’ portfolio managers have been the portfolio managers of the Corresponding Accounts for the CITs since their inception and for the SAs since 2013.
Each Fund and its Corresponding Accounts invest in a mix of underlying pooled investment vehicles in order to gain exposure to equity, fixed income (including money market instruments), and non-traditional (commodities and real estate) asset classes. Each Fund and Corresponding Accounts (other than the Prudential Day One Income Fund (the “Income Fund”) and its Corresponding Accounts) operates by adjusting the mix of assets in the Fund as the “target date” (the year in the fund’s name which generally reflects the expected retirement date of the fund’s investors) approaches. The Funds and their Corresponding Accounts are offered in five-year intervals from 2010 through 2060 (except that there is no CIT that corresponds to the Day One 2010 Fund). There is also an “Income Fund”, which is already in its “retirement phase,” and is offered as a Fund and Corresponding Accounts. As the Fund or Corresponding Account nears its target date, the assets of the Fund or Corresponding Account are generally adjusted toward a more conservative mix, for example, toward a greater proportion of fixed income than equity. This annual adjustment toward less risky assets is known as the target date fund’s “Glidepath.” The Income Fund and its Corresponding Accounts do not follow a Glidepath but, rather, maintain a static allocation of equity/non-traditional assets to fixed income assets. As of the date of this Prospectus, the target asset allocations of the Funds and their Corresponding Accounts to the various asset classes are substantially the same.
A difference between the Funds and their Corresponding Accounts is the type of pooled investment vehicle used to gain exposure to the various asset classes. While the Funds invest in other affiliated mutual funds (“Underlying Funds”) in order to gain exposure to equity, fixed income and non-traditional asset classes, the Corresponding Accounts gain these exposures by investing in pooled investment vehicles (“Underlying Vehicles”) that are managed by the same investment subadvisers that manage the Underlying Funds. The Underlying Funds and corresponding Underlying Vehicles are managed by the same portfolio management teams and have substantially similar investment objectives, investment policies and investment strategies. The main differences between the Underlying Funds and their corresponding Underlying Vehicles relate to investments in real estate and commodities. Specifically, while the Corresponding Accounts gain exposure to real estate by investing in an Underlying Separate Account that invests in a combination of real estate investment trusts (“REITs”) and private real estate investments, the Funds obtain real estate exposure by investing in an affiliated mutual fund (the Prudential Global Real Estate Fund) that invests in real estate-related securities (including REITs) but with no direct real estate investments. The Underlying Funds do not invest directly in private real estate because it is generally considered illiquid. While the Investment Company Act of 1940, as amended (the “1940 Act”), does not prohibit mutual funds from making direct investments in real estate, the Underlying Funds may not invest more than 15% of their net assets in illiquid assets. With respect to commodity exposure, the Corresponding Accounts gain exposure to commodities by investing in an Underlying Separate Account that invests directly in commodities, whereas the Funds obtain exposure to commodities by investing in an affiliated mutual fund (Prudential Commodity Strategies Fund) that gains exposure to commodities directly and indirectly by investing up to 25% of its assets in a wholly-owned Cayman Islands subsidiary. As a mutual fund, the Prudential Commodity Strategies Fund is limited for tax diversification purposes to investing no more than 25% of its total assets in the Cayman Islands subsidiary at the end of each fiscal quarter.
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Although the Glidepath and the target asset allocations of each Fund are currently the same as those of its Corresponding Accounts, there is no guarantee that the Glidepath and/or asset allocations of the Funds and the Corresponding Accounts will remain the same in the future. If the Glidepath or target asset allocations of the Funds differ from those of the Corresponding Accounts in the future, their performance will also differ.
Below you will find information about the prior performance of the Corresponding Accounts with respect to each Fund.  Each Corresponding Account is an actively managed account. The Corresponding Accounts are not registered with the SEC. The Corresponding Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have adversely affected the performance results of the Corresponding Accounts. The Corresponding Accounts are the only accounts that QMA considers to be substantially similar to the Funds. The performance of each Corresponding Account does not represent the past performance of the corresponding Fund, is not an indication of the future performance of the corresponding Fund and is no guarantee of future results of the portfolio managers in managing the corresponding Fund.
The performance of each Corresponding Account is compared to the performance of the benchmark of the applicable Corresponding Account, as well as to the benchmark of the Funds. The benchmark indexes cannot be purchased directly by investors, and reflect no deductions for sales charges, fees, expenses, or taxes. In addition, as noted above, the portfolio holdings of the Funds differ from those of the Corresponding Accounts. Such differences do not alter the conclusion that the Funds’ strategies and the strategies represented in the Corresponding Accounts are substantially similar in all material respects.
All historical returns shown below reflect the reinvestment of dividends and other earnings. Historical investment performance is shown gross of fees and net of fees. Gross returns reflect the deduction of custodial and accounting fees. Net returns reflect the deduction of custodial, accounting and management fees of the Underlying Vehicles. Gross and net returns may also reflect the benefit of a commission recapture program. The Corresponding Accounts do not pay management fees; management fees are paid by the Underlying Vehicles and such fees are reflected in the returns of the Corresponding Accounts. The manner in which the performance was calculated for the Corresponding Accounts differs from that of registered mutual funds such as the Funds.
You should not assume that the Funds will have the same performance as their Corresponding Accounts. The performance of each Fund may be better or worse than the performance of its Corresponding Accounts due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes and cash flows between the Fund and the Corresponding Account. The Corresponding Accounts generally have lower expenses and are sold through different distribution channels than the Funds. The performance of each Corresponding Account has not been adjusted to reflect the higher fees and expenses of the corresponding Fund. If the performance had been so adjusted, returns may have been lower than those shown.
Fees charged to clients may vary depending on, among other things, the applicable fee schedule and the size of the portfolio. The gross and net of fee performance for the Corresponding Accounts has not been adjusted to reflect any fees or expenses that will be payable by the Funds, which may be higher than the fees imposed on the Corresponding Accounts, and which will reduce the returns of the Funds. If the gross and net of fee performance for Corresponding Accounts were adjusted to reflect fees and expenses payable by the Funds, the returns of the Corresponding Accounts would be lower than those shown.
The investment results for the Corresponding Accounts presented below are not intended to predict or suggest the future returns of the Funds. The Corresponding Accounts compare their performance to the Prudential Day One Benchmarks shown in the tables below. The Funds will compare their performance to the S&P Target Date Indexes and the Prudential Day One Custom Benchmarks shown below. Investors should not rely on the historical performance data shown below. The performance data shown below does not represent the performance of the Funds and should not be considered a substitute for each Fund’s own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.
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CORRESPONDING ACCOUNTS
This performance is not the past or future performance of the Funds.
Income Fund
Separate Account:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	6.69%	3.48%	3.47%
SA - Gross Return	7.69%	4.46%	4.45%
S&P Target Date Retirement Income Index[2]	7.02%	4.27%	4.25%
Prudential Day One Income Benchmark[3]	7.29%	4.05%	4.06%
Prudential Day One Custom Benchmark[4]	7.47%	3.90%	3.91%
1 The Separate Account commenced operations on August 1, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Developed Real Estate Net Index as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	6.15%	-1.35%	4.05%	2.26%
SA - Gross Return	6.90%	-0.42%	5.04%	2.66%
S&P Target Date Retirement Income Index[2]	5.80%	-0.18%	4.88%	3.01%
Prudential Day One Income Benchmark[3]	6.32%	-0.69%	4.75%	2.55%
Prudential Day One Custom Benchmark[4]	6.46%	-1.19%	4.81%	2.42%
1 The returns shown are for the period August 1, 2013 through December 31, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	6.72%	N/A	2.06%
CIT - Gross Return	7.81%	N/A	3.03%
S&P Target Date Retirement Income Index[2]	7.02%	N/A	2.83%
Prudential Day One Income Benchmark[3]	7.29%	N/A	2.54%
Prudential Day One Custom Benchmark[4]	7.47%	N/A	2.32%
1 The CIT commenced operations on November 7, 2014 but performance is from December 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
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3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014[1]
CIT - Net Return	6.18%	-1.32%	-0.92%
CIT - Gross Return	6.95%	-0.39%	-0.84%
S&P Target Date Retirement Income Index[2]	5.80%	-0.18%	-0.35%
Prudential Day One Income Benchmark[3]	6.32%	-0.69%	-0.83%
Prudential Day One Custom Benchmark[4]	6.46%	-1.19%	-0.86%
1 The returns shown are for the period December 1, 2014 through December 31, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
2010 Fund
Separate Account:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	6.92%	3.92%	3.65%
SA - Gross Return	7.93%	4.90%	4.63%
S&P Target Date 2010 Index[2]	7.88%	4.73%	4.99%
Prudential Day One 2010 Benchmark[3]	7.47%	4.44%	4.25%
Prudential Day One Custom Benchmark[4]	7.66%	4.28%	4.05%
1 The Separate Account commenced operations on February 5, 2013 but performance is from March 1, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014	2013*
SA - Net Return	6.23%	-1.29%	4.51%	3.76%
SA - Gross Return	6.98%	-0.36%	5.49%	4.58%
S&P Target Date 2010 Index[2]	6.12%	-0.20%	5.06%	7.01%
Prudential Day One 2010 Benchmark[3]	6.36%	-0.65%	5.15%	4.46%
Prudential Day One Custom Benchmark[4]	6.50%	-1.17%	5.21%	4.13%
1 The returns shown are for the period March 1, 2013 through December 31, 2013.
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2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
2015 Fund
Separate Account:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	7.30%	4.13%	5.35%
SA - Gross Return	8.31%	5.12%	6.34%
S&P Target Date 2015 Index[2]	8.77%	5.25%	7.12%
Prudential Day One 2015 Benchmark[3]	7.96%	4.65%	5.87%
Prudential Day One Custom Benchmark[4]	8.14%	4.49%	5.85%
1 The Separate Account commenced operations on December 16, 2011 but performance is from January 1, 2012.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014	2013	2012[1]
SA - Net Return	6.23%	-1.19%	4.67%	6.73%	9.22%
SA - Gross Return	6.98%	-0.25%	5.66%	7.72%	10.24%
S&P Target Date 2015 Index[2]	6.42%	-0.17%	5.50%	12.13%	10.33%
Prudential Day One 2015 Benchmark[3]	6.40%	-0.56%	5.25%	7.58%	9.45%
Prudential Day One Custom Benchmark[4]	6.54%	-1.09%	5.31%	7.33%	9.96%
1 The returns shown are for the period January 1, 2012 through December 31, 2012.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	7.30%	N/A	2.78%
CIT - Gross Return	8.33%	N/A	3.73%
S&P Target Date 2015 Index[2]	8.77%	N/A	3.90%
Prudential Day One 2015 Benchmark[3]	7.96%	N/A	3.28%
97	Prudential Day One Funds

Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
Prudential Day One Custom Benchmark[4]	8.14%	N/A	3.09%
1 The CIT commenced operations on April 10, 2014 but performance is from May 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014[1]
CIT - Net Return	6.24%	-1.17%	1.76%
CIT - Gross Return	6.97%	-0.25%	2.40%
S&P Target Date 2015 Index[2]	6.42%	-0.17%	3.23%
Prudential Day One 2015 Benchmark[3]	6.40%	-0.56%	2.17%
Prudential Day One Custom Benchmark[4]	6.54%	-1.09%	2.13%
1 The returns shown are for the period May 1, 2014 through December 31, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
2020 Fund
Separate Account:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	8.06%	4.60%	4.58%
SA - Gross Return	9.09%	5.59%	5.57%
S&P Target Date 2020 Index[2]	9.48%	5.62%	5.72%
Prudential Day One 2020 Benchmark[3]	8.69%	5.08%	5.10%
Prudential Day One Custom Benchmark[4]	8.87%	4.92%	4.95%
1 The Separate Account commenced operations on August 1, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	6.38%	-1.05%	5.13%	4.12%
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Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014	2013[1]
SA - Gross Return	7.13%	-0.11%	6.13%	4.53%
S&P Target Date 2020 Index[2]	6.67%	-0.21%	5.69%	6.01%
Prudential Day One 2020 Benchmark[3]	6.55%	-0.45%	5.68%	4.44%
Prudential Day One Custom Benchmark[4]	6.69%	-0.96%	5.72%	4.31%
1 The returns shown are for the period August 1, 2013 through December 31, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	8.06%	N/A	3.06%
CIT - Gross Return	9.11%	N/A	4.04%
S&P Target Date 2020 Index[2]	9.48%	N/A	4.05%
Prudential Day One 2020 Benchmark[3]	8.69%	N/A	3.54%
Prudential Day One Custom Benchmark[4]	8.87%	N/A	3.36%
1 The CIT commenced operations on April 10, 2014 but performance is from May 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014[1]
CIT - Net Return	6.38%	-1.03%	2.14%
CIT - Gross Return	7.11%	-0.05%	2.78%
S&P Target Date 2020 Index[2]	6.67%	-0.21%	3.40%
Prudential Day One 2020 Benchmark[3]	6.55%	-0.45%	2.55%
Prudential Day One Custom Benchmark[4]	6.69%	-0.96%	2.50%
1 The returns shown are for the period May 1, 2014 through December 31, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
99	Prudential Day One Funds

2025 Fund
Separate Account:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	9.08%	5.55%	5.55%
SA - Gross Return	10.11%	6.55%	6.55%
S&P Target Date 2025 Index[2]	10.14%	5.85%	5.98%
Prudential Day One 2025 Benchmark[3]	9.82%	5.99%	6.05%
Prudential Day One Custom Benchmark[4]	10.00%	5.83%	5.88%
1 The Separate Account commenced operations on August 1, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	6.52%	-0.87%	6.04%	5.98%
SA - Gross Return	7.27%	0.07%	7.04%	6.39%
S&P Target Date 2025 Index[2]	6.89%	-0.23%	5.57%	6.76%
Prudential Day One 2025 Benchmark[3]	6.72%	-0.28%	6.48%	6.28%
Prudential Day One Custom Benchmark[4]	6.85%	-0.79%	6.52%	6.14%
1 The returns shown are for the period August 1, 2013 through December 31, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	9.09%	N/A	3.52%
CIT - Gross Return	10.03%	N/A	4.48%
S&P Target Date 2025 Index[2]	10.14%	N/A	4.07%
Prudential Day One 2025 Benchmark[3]	9.82%	N/A	4.01%
Prudential Day One Custom Benchmark[4]	10.00%	N/A	3.82%
1 The CIT commenced operations on April 10, 2014 but performance is from May 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
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4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014[1]
CIT - Net Return	6.53%	-0.86%	2.95%
CIT - Gross Return	7.21%	0.10%	3.60%
S&P Target Date 2025 Index[2]	6.89%	-0.23%	3.27%
Prudential Day One 2025 Benchmark[3]	6.72%	-0.28%	3.34%
Prudential Day One Custom Benchmark[4]	6.85%	-0.79%	3.29%
1 The returns shown are for the period May 1, 2014 through December 31, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
2030 Fund
Separate Account:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	10.13%	6.21%	6.21%
SA - Gross Return	11.17%	7.21%	7.21%
S&P Target Date 2030 Index[2]	10.67%	6.09%	6.25%
Prudential Day One 2030 Benchmark[3]	11.11%	6.69%	6.75%
Prudential Day One Custom Benchmark[4]	11.28%	6.53%	6.59%
1 The Separate Account commenced operations on August 1, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	6.73%	-0.92%	6.64%	7.30%
SA - Gross Return	7.49%	0.01%	7.65%	7.72%
S&P Target Date 2030 Index[2]	7.06%	-0.31%	5.65%	7.46%
Prudential Day One 2030 Benchmark[3]	7.13%	-0.32%	6.99%	7.62%
Prudential Day One Custom Benchmark[4]	7.26%	-0.85%	7.07%	7.48%
1 The returns shown are for the period August 1, 2013 through December 31, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
101	Prudential Day One Funds

3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	10.19%	N/A	3.85%
CIT - Gross Return	11.22%	N/A	4.85%
S&P Target Date 2030 Index[2]	10.67%	N/A	4.15%
Prudential Day One 2030 Benchmark[3]	11.11%	N/A	4.40%
Prudential Day One Custom Benchmark[4]	11.28%	N/A	4.21%
1 The CIT commenced operations on April 10, 2014 but performance is from May 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014[1]
CIT - Net Return	6.80%	-0.92%	3.54%
CIT - Gross Return	7.55%	0.07%	4.19%
S&P Target Date 2030 Index[2]	7.06%	-0.31%	3.36%
Prudential Day One 2030 Benchmark[3]	7.13%	-0.32%	3.91%
Prudential Day One Custom Benchmark[4]	7.26%	-0.85%	3.88%
1 The returns shown are for the period May 1, 2014 through December 31, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
2035 Fund
Separate Account:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	10.80%	6.62%	6.62%
SA - Gross Return	11.85%	7.62%	7.62%
S&P Target Date 2035 Index[2]	11.20%	6.31%	6.31%
Prudential Day One 2035 Benchmark[3]	11.88%	7.09%	7.09%
Prudential Day One Custom Benchmark[4]	12.05%	6.92%	6.92%
1 The Separate Account commenced operations on September 6, 2013 but performance is from October 1, 2013.
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2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	6.92%	-1.08%	7.17%	6.92%
SA - Gross Return	7.68%	-0.14%	8.18%	7.18%
S&P Target Date 2035 Index[2]	7.23%	-0.36%	5.67%	6.42%
Prudential Day One 2035 Benchmark[3]	7.34%	-0.40%	7.45%	6.92%
Prudential Day One Custom Benchmark[4]	7.47%	-0.94%	7.49%	6.81%
1 The returns shown are for the period October 1, 2013 through December 31, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	10.81%	N/A	4.04%
CIT - Gross Return	11.80%	N/A	5.00%
S&P Target Date 2035 Index[2]	11.20%	N/A	4.22%
Prudential Day One 2035 Benchmark[3]	11.88%	N/A	4.65%
Prudential Day One Custom Benchmark[4]	12.05%	N/A	4.44%
1 The CIT commenced operations on April 10, 2014 but performance is from May 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014[1]
CIT - Net Return	6.92%	-1.06%	4.02%
CIT - Gross Return	7.70%	-0.20%	4.67%
S&P Target Date 2035 Index[2]	7.23%	-0.36%	3.42%
Prudential Day One 2035 Benchmark[3]	7.34%	-0.40%	4.39%
Prudential Day One Custom Benchmark[4]	7.47%	-0.94%	4.34%
1 The returns shown are for the period May 1, 2014 through December 31, 2014.
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2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
2040 Fund
Separate Account:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	10.89%	6.70%	6.71%
SA - Gross Return	11.94%	7.71%	7.72%
S&P Target Date 2040 Index[2]	11.54%	6.45%	6.67%
Prudential Day One 2040 Benchmark[3]	12.10%	7.20%	7.29%
Prudential Day One Custom Benchmark[4]	12.27%	7.04%	7.13%
1 The Separate Account commenced operations on August 1, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	6.96%	-1.46%	7.23%	8.69%
SA - Gross Return	7.72%	-0.53%	8.24%	9.12%
S&P Target Date 2040 Index[2]	7.34%	-0.40%	5.69%	8.58%
Prudential Day One 2040 Benchmark[3]	7.44%	-0.73%	7.48%	9.02%
Prudential Day One Custom Benchmark[4]	7.56%	-1.26%	7.55%	8.88%
1 The returns shown are for the period August 1, 2013 through December 31, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	10.90%	N/A	3.93%
CIT - Gross Return	12.02%	N/A	4.92%
S&P Target Date 2040 Index[2]	11.54%	N/A	4.26%
Prudential Day One 2040 Benchmark[3]	12.10%	N/A	4.59%
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Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
Prudential Day One Custom Benchmark[4]	12.27%	N/A	4.39%
1 The CIT commenced operations on April 10, 2014 but performance is from May 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014[1]
CIT - Net Return	6.96%	-1.44%	4.14%
CIT - Gross Return	7.80%	-0.56%	4.78%
S&P Target Date 2040 Index[2]	7.34%	-0.40%	3.45%
Prudential Day One 2040 Benchmark[3]	7.44%	-0.73%	4.50%
Prudential Day One Custom Benchmark[4]	7.56%	-1.26%	4.46%
1 The returns shown are for the period May 1, 2014 through December 31, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
2045 Fund
Separate Account:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	10.81%	6.72%	7.70%
SA - Gross Return	11.86%	7.72%	8.72%
S&P Target Date 2045 Index[2]	11.86%	6.56%	7.88%
Prudential Day One 2045 Benchmark[3]	12.16%	7.26%	8.29%
Prudential Day One Custom Benchmark[4]	12.33%	7.09%	8.18%
1 The Separate Account commenced operations on August 23, 2013 but performance is from September 1, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	6.98%	-1.89%	7.48%	11.41%
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Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014	2013[1]
SA - Gross Return	7.74%	-0.96%	8.50%	11.76%
S&P Target Date 2045 Index[2]	7.45%	-0.46%	5.66%	11.80%
Prudential Day One 2045 Benchmark[3]	7.52%	-1.06%	7.71%	11.57%
Prudential Day One Custom Benchmark[4]	7.64%	-1.57%	7.76%	11.62%
1 The returns shown are for the period September 1, 2013 through December 31, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	10.83%	N/A	3.85%
CIT - Gross Return	11.85%	N/A	4.82%
S&P Target Date 2045 Index[2]	11.86%	N/A	4.27%
Prudential Day One 2045 Benchmark[3]	12.16%	N/A	4.58%
Prudential Day One Custom Benchmark[4]	12.33%	N/A	4.38%
1 The CIT commenced operations on April 10, 2014 but performance is from May 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014[1]
CIT - Net Return	6.99%	-1.87%	4.35%
CIT - Gross Return	7.73%	-0.96%	5.01%
S&P Target Date 2045 Index[2]	7.45%	-0.46%	3.45%
Prudential Day One 2045 Benchmark[3]	7.52%	-1.06%	4.74%
Prudential Day One Custom Benchmark[4]	7.64%	-1.57%	4.70%
1 The returns shown are for the period May 1, 2014 through December 31, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
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2050 Fund
Separate Account:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	10.88%	6.76%	7.74%
SA - Gross Return	11.93%	7.76%	8.76%
S&P Target Date 2050 Index[2]	12.07%	6.67%	8.06%
Prudential Day One 2050 Benchmark[3]	12.23%	7.29%	8.34%
Prudential Day One Custom Benchmark[4]	12.40%	7.13%	8.22%
1 The Separate Account commenced operations on August 15, 2013 but performance is from September 1, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	6.95%	-1.93%	7.57%	11.55%
SA - Gross Return	7.70%	-1.00%	8.58%	11.90%
S&P Target Date 2050 Index[2]	7.44%	-0.46%	5.70%	12.33%
Prudential Day One 2050 Benchmark[3]	7.48%	-1.08%	7.78%	11.71%
Prudential Day One Custom Benchmark[4]	7.60%	-1.61%	7.84%	11.75%
1 The returns shown are for the period September 1, 2013 through December 31, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	10.87%	N/A	1.99%
CIT - Gross Return	11.91%	N/A	2.95%
S&P Target Date 2050 Index[2]	12.07%	N/A	3.10%
Prudential Day One 2050 Benchmark[3]	12.23%	N/A	2.79%
Prudential Day One Custom Benchmark[4]	12.40%	N/A	2.54%
1 The CIT commenced operations on November 7, 2014 but performance is from December 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
107	Prudential Day One Funds

4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014[1]
CIT - Net Return	6.94%	-1.90%	-1.16%
CIT - Gross Return	7.63%	-0.94%	-1.08%
S&P Target Date 2050 Index[2]	7.44%	-0.46%	-1.11%
Prudential Day One 2050 Benchmark[3]	7.48%	-1.08%	-1.07%
Prudential Day One Custom Benchmark[4]	7.60%	-1.61%	-1.10%
1 The returns shown are for the period December 1, 2014 through December 31, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
2055 Fund
Separate Account:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	11.04%	6.83%	6.83%
SA - Gross Return	12.08%	7.84%	7.84%
S&P Target Date 2055 Index[2]	12.24%	6.74%	6.74%
Prudential Day One 2055 Benchmark[3]	12.46%	7.39%	7.39%
Prudential Day One Custom Benchmark[4]	12.62%	7.22%	7.22%
1 The Separate Account commenced operations on September 6, 2013 but performance is from October 1, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	7.04%	-2.08%	7.60%	8.12%
SA - Gross Return	7.79%	-1.16%	8.62%	8.37%
S&P Target Date 2055 Index[2]	7.49%	-0.52%	5.64%	7.66%
Prudential Day One 2055 Benchmark[3]	7.61%	-1.23%	7.81%	8.08%
Prudential Day One Custom Benchmark[4]	7.73%	-1.75%	7.87%	7.96%
1 The returns shown are for the period October 1, 2013 through December 31, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
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3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	11.03%	N/A	1.92%
CIT - Gross Return	12.03%	N/A	2.88%
S&P Target Date 2055 Index[2]	12.24%	N/A	3.08%
Prudential Day One 2055 Benchmark[3]	12.46%	N/A	2.76%
Prudential Day One Custom Benchmark[4]	12.62%	N/A	2.51%
1 The CIT commenced operations on November 7, 2014 but performance is from December 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014[1]
CIT - Net Return	7.04%	-2.09%	-1.19%
CIT - Gross Return	7.75%	-1.14%	-1.11%
S&P Target Date 2055 Index[2]	7.49%	-0.52%	-1.14%
Prudential Day One 2055 Benchmark[3]	7.61%	-1.23%	-1.09%
Prudential Day One Custom Benchmark[4]	7.73%	-1.75%	-1.12%
1 The returns shown are for the period December 1, 2014 through December 31, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
2060 Fund
Separate Account:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
SA - Net Return	11.12%	6.87%	7.88%
SA - Gross Return	12.17%	7.88%	8.90%
S&P Target Date 2060+ Index[2]	12.30%	6.70%	8.12%
Prudential Day One 2060 Benchmark[3]	12.55%	7.41%	8.48%
Prudential Day One Custom Benchmark[4]	12.72%	7.24%	8.36%
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1 The Separate Account commenced operations on August 13, 2013 but performance is from September 1, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014	2013[1]
SA - Net Return	7.04%	-2.07%	7.68%	11.94%
SA - Gross Return	7.80%	-1.14%	8.70%	12.29%
S&P Target Date 2060+ Index[2]	7.50%	-0.65%	5.64%	12.76%
Prudential Day One 2060 Benchmark[3]	7.63%	-1.23%	7.87%	12.10%
Prudential Day One Custom Benchmark[4]	7.75%	-1.76%	7.93%	12.14%
1 The returns shown are for the period September 1, 2013 through December 31, 2013.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Collective Investment Trust:
Annualized Return (as of September 30, 2016)
	1 Year	3 Year	Since Inception[1]
CIT - Net Return	11.10%	N/A	3.87%
CIT - Gross Return	12.13%	N/A	4.86%
S&P Target Date 2060+ Index[2]	12.30%	N/A	4.23%
Prudential Day One 2060 Benchmark[3]	12.55%	N/A	4.64%
Prudential Day One Custom Benchmark[4]	12.72%	N/A	4.44%
1 The CIT commenced operations on April 21, 2014 but performance is from May 1, 2014.
2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
Calendar Year Returns (as of September 30, 2016)
	2016	2015	2014*
CIT - Net Return	7.03%	-2.07%	4.59%
CIT - Gross Return	7.73%	-1.11%	5.27%
S&P Target Date 2060+ Index[2]	7.50%	-0.65%	3.50%
Prudential Day One 2060 Benchmark[3]	7.63%	-1.23%	4.96%
Prudential Day One Custom Benchmark[4]	7.75%	-1.76%	4.94%
1 The returns shown are for the period May 1, 2014 through December 31, 2014.
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2 The S&P Target Date Index Series reflects the consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.
3 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, PRREF Composite Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill.
4 The Benchmark is comprised of the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Commodities Index, S&P Developed Property Net Index, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), Bloomberg Barclays U.S. Aggregate Bond Index and Citigroup 3-mos T-Bill. Effective 7/1/16 the S&P Developed Property Net Index was replaced by the FTSE EPRA/NAREIT Effective 7/1/16 as a result of the benchmark change for the Prudential Global Real Estate Fund, which is one of the Underlying Funds for the Funds.
The above historical performance data is provided solely to illustrate the subadviser’s experience in managing accounts with investment objectives, strategies, and policies substantially similar to the investment objectives, strategies, and policies of the Funds. Investors should not rely on this information as an indication of actual performance of any account or future performance of the Funds. The Corresponding Accounts are not subject to the investment limitations, diversification requirements, and other restrictions imposed on the Funds under the 1940 Act and the Code which, if applicable, may have adversely affected the performance results of the Corresponding Accounts.
Performance shown reflects the imposition of the foregoing expenses and the benefit of any commission recaptures. All fees are deducted from the Corresponding Accounts daily. Gross and net returns are calculated using daily gross and net unit values calculated as a change in value over specified periods of time. The total rate of return for the time period is equal to the change in the market value of the portfolio, including capital appreciation, depreciation and income, adjusted for the net of all contributions and withdrawals (the “cash flows”). Returns for periods longer than one year are expressed as annualized returns.
The historical performance information presented is current as of the date indicated, but may not be current as of the date you are reviewing this information. Performance results fluctuate, and there can be no assurance that objectives will always be achieved. Other methods of computing returns may produce different results, and the results for different periods will vary.
THE FUNDS OF FUNDS STRUCTURE
How Do the “Funds of Funds” Work?
The Funds invest in Class Q shares of the Underlying Funds, all of which are other mutual funds in the Prudential Investments fund family. If an Underlying Fund does not offer Class Q shares, then the Funds will invest in the least expensive share class equivalent offered by the Underlying Fund. The Funds are “funds of funds” that conduct their investment operations by investing in Underlying Funds. The Manager is responsible for selecting the Underlying Funds, subject to Board approval. The Manager currently intends to limit the universe of funds that may serve as Underlying Funds to funds that are managed by the Manager.
Because the assets of each Fund are invested in Underlying Funds, each Fund's investment performance is directly related to the investment performance of the Underlying Funds in which it invests. A Fund's ability to meet its investment objective will depend, in significant part, on the extent to which the Underlying Funds realize their investment objectives. The degree to which a Fund can achieve its objective will also depend on whether the subadviser’s allocations to the various asset classes through allocation among the Underlying Funds prove successful. Also, through their investments in Underlying Funds, the Funds will bear the same types of investment risks that apply to the Underlying Funds. The degree to which a Fund is subject to investment risks will depend on the amount of the Fund's assets invested in particular Underlying Funds. The subadviser may invest in Underlying Funds that have a limited performance history. For more information about these risks, see Principal Risks in the Summary section for each Fund and Risks of Investing in the Funds in this section.
While there is no assurance that a Fund's allocations among Underlying Funds will provide the most favorable returns to investors, it is expected that each Fund's performance will be less volatile than the performance of funds that concentrate their investments in one asset class.
111	Prudential Day One Funds

An Underlying Fund may invest in the same security or investment as another Underlying Fund. Therefore, as a Fund shareholder you may end up indirectly exposed to the same security or investment held by different Underlying Funds.
Fund Fees and Expenses. As a Fund shareholder, you do not have to pay any additional sales charges or ongoing distribution fees as part of the fund of funds structure. This is because the Funds invest in Class Q shares of the Underlying Funds (or least expensive share class equivalent, for Underlying Funds which do not offer Class Q), which do not bear those charges and fees. While there are no duplicative sales charges or distribution fees, you will bear a proportionate share of certain expenses of the Underlying Funds, in addition to the expenses of the Fund you own, such as advisory fees, fees for custodian services, Trustees' fees, legal and accounting services and transfer agency services.
We will make every effort to avoid duplicative expenses where possible. You should consider whether a Fund’s expenses are offset by its asset allocation structure, which allows you to hold a broad array of investments while owning shares of a single mutual fund. The indirect expenses of the Funds may fluctuate over time due to fluctuations in expenses incurred by the Underlying Funds, and fluctuations in the asset allocation of the assets of the Funds among the Underlying Funds. For more information about each Fund's expenses, see Fund Fees and Expenses in each Fund’s Summary.
How Are the Funds Managed?
The Manager (Prudential Investments LLC) believes that its asset allocation strategy and the fund of funds approach will enhance the performance of the Funds and minimize their volatility. First, the Manager has identified a group of funds in the Prudential Investments fund family that the Funds may invest in. We refer to these funds as “Underlying Funds.” This allows portions of each Fund's assets to be invested in specific Underlying Funds that focus on a particular type and style of investing, and the Manager believes that the combinations will result in Funds with varying degrees of risk.
Secondly, the Manager believes that, at any given time, certain investment types and styles will generate higher returns than others. Accordingly, the Manager believes that investing in a variety of investment types and styles through the Underlying Funds will reduce each Fund's volatility relative to the price movements of a single asset class. The subadviser allocates the Funds' assets among the Underlying Funds within each Fund's asset allocation targets. The Manager may provide the subadviser with asset allocation guidelines from time to time. For more information about these allocations, see “Target Allocations for Underlying Funds” below.
Underlying Funds
Each Underlying Fund has its own investment objectives and principal strategies. Except for each Underlying Fund's fundamental policies, each Underlying Fund may change its principal strategies without shareholder approval to the extent consistent with the Underlying Fund's objectives. The Underlying Funds' fundamental policies may be changed only with approval of their respective shareholders.
Underlying Funds
Asset Class	Name of Underlying Fund	Investment Objective of Underlying Fund	Principal Investment Strategies of Underlying Fund
Equity	Prudential Jennison Small-Cap Core Equity Fund	To outperform the Russell 2000 Index.	In pursuing its objective, the Fund normally invests at least 80% of its investable assets in equity and equity-related securities of small-cap companies.
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Underlying Funds
Asset Class	Name of Underlying Fund	Investment Objective of Underlying Fund	Principal Investment Strategies of Underlying Fund
	Prudential QMA International Developed Markets Index Fund	To provide investment results that approximate the performance of the Russell Developed Ex-North America Large Cap Index.	The Fund intends to invest over 80% of its investable assets in securities included in the Index in approximately the same proportions as those of the Russell Developed Ex North America Large Cap Index.
	Prudential QMA Emerging Markets Equity Fund	To provide returns in excess of the Morgan Stanley Capital International (MSCI) Emerging Markets Index over full market cycles.	The Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its investable assets (net assets plus any borrowings for investment purposes) in the equity and equity-related securities of companies located in or otherwise economically tied to emerging markets countries.
	Prudential QMA Large-Cap Core Equity Fund	Long-term after-tax growth of capital.	The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of large capitalization US companies. The Fund considers large capitalization to be those with market capitalizations within the market cap range of companies included in the Russell 1000 Index or the S&P 500 Index. The Fund tries to limit current and future taxes shareholders may pay on the Fund’s investment income and capital gains.
	Prudential QMA Mid-Cap Core Equity Fund	To outperform the S&P MidCap 400 Index.	In pursuing its objective, the Fund normally invests at least 80% of its investable assets in equity and equity-related securities of mid- capitalization US companies.
	Prudential QMA US Broad Market Index Fund	To provide investment results that approximate the performance of the S&P Composite 1500 Index.	In pursuit of its investment objective, the Fund intends to invest over 80% of its investable assets in securities included in the S&P Composite 1500 Index in approximately the same proportions as those of the S&P Composite 1500 Index.
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Underlying Funds
Asset Class	Name of Underlying Fund	Investment Objective of Underlying Fund	Principal Investment Strategies of Underlying Fund
Fixed-Income	Prudential Core Conservative Bond Fund	To outperform the Bloomberg Barclays US Aggregate Bond Index over full market cycles.	The Fund will seek to achieve its objective by investing at least 80% of its investable assets in bonds. For purposes of this policy, bonds include all fixed-income securities, including but not limited to debt obligations issued by the US Government and its agencies, corporate debt securities, mortgage-related securities and asset-backed securities. In pursuit of this investment policy, the Fund may invest a large percentage of its investable assets in securities included in the Bloomberg Barclays US Aggregate Bond Index.
	Prudential TIPS Fund	To outperform the Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index.	The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its investable assets in US Treasury Inflation-Protected Securities.
	Prudential Total Return Bond Fund	Total return.	The Fund will seek to achieve its objective through a mix of current income and capital appreciation as determined by the Fund's investment subadviser. The Fund invests, under normal circumstances, at least 80% of the Fund's investable assets in bonds. For purposes of this policy, bonds include all fixed-income securities, other than preferred stock, with a maturity at date of issue of greater than one year.
	Prudential Core Ultra-Short Bond Fund	Current income consistent with the preservation of capital and the maintenance of liquidity.	The Fund invests in a diversified portfolio of short-term debt obligations issued by the US Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, companies or foreign governments, and municipal bonds and notes.
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Underlying Funds
Asset Class	Name of Underlying Fund	Investment Objective of Underlying Fund	Principal Investment Strategies of Underlying Fund
Real Estate	Prudential Global Real Estate Fund	Capital appreciation and income.	The Fund normally invests at least 80% of its investable assets (net assets plus any borrowings made for investment purposes) in the equity-related securities of real estate companies, principally real estate investment trusts (REITs), and other real estate securities.
Commodities	Prudential Commodity Strategies Fund	To generate returns over time in excess of the Bloomberg Commodity Index.	The Fund, which is actively managed, gains exposure to the commodity markets through investment of the Fund’s assets directly or in the Prudential Commodity Strategies Subsidiary Ltd., the Fund’s wholly-owned Cayman Islands subsidiary. The Fund may hold a significant portion of its assets directly or indirectly in cash and/or invest in money market instruments, including commercial paper of a company, government securities, sovereign debt, certificates of deposit, bankers' acceptances, time deposits of banks, and obligations issued or guaranteed by a government or its agencies or instrumentalities.
The table below shows the Funds’ allocations among the Underlying Funds of the date of this Prospectus.
Target Allocations for Underlying Funds
Category	Fund Name	2060	2055	2050	2045	2040	2035	2030	2025	2020	2015	2010	Income
Domestic Equity	Prudential QMA US Broad Market Index Fund	21%	21%	20%	20%	19%	18%	16%	13%	10%	8%	7%	7%
	Prudential QMA Large-Cap Core Equity Fund	29%	28%	27%	28%	28%	28%	27%	23%	17%	15%	12%	11%
	Prudential QMA Mid-Cap Core Equity Fund	7%	7%	7%	6%	6%	5%	4%	3%	2%	2%	2%	1%
	Prudential Jennison Small-Cap Core Equity Fund	4%	4%	4%	3%	3%	2%	2%	1%	1%	1%	1%	1%
International Equity	Prudential QMA International Developed Markets Index Fund	19%	19%	19%	18%	16%	14%	12%	10%	7%	7%	5%	5%
	Prudential QMA Emerging Markets Equity Fund	7%	7%	6%	6%	5%	4%	2%	0%	0%	0%	0%	0%
Non- Traditional	Prudential Global Real Estate Fund	5%	5%	5%	5%	5%	5%	5%	5%	5%	5%	5%	5%
	Prudential Commodity Strategies Fund	5%	5%	5%	5%	5%	5%	5%	5%	5%	5%	5%	5%
Fixed Income	Prudential TIPS Fund	1%	1%	2%	3%	4%	7%	11%	18%	24%	25%	28%	29%
	Prudential Core Conservative Bond Fund	1%	1%	2%	3%	4%	5%	6%	8%	10%	11%	12%	13%
	Prudential Total Return Bond Fund	1%	2%	3%	3%	4%	5%	7%	8%	11%	12%	13%	13%
	Prudential Core Ultra-Short Bond Fund	0%	0%	0%	0%	1%	2%	3%	6%	8%	9%	10%	10%
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RISKS OF INVESTING IN THE FUNDS
All investments involve risk, and investing in the Funds is no exception. The risks of investing in the Funds are further discussed below.
Conflicts of Interest Risk. The investment activities of the Manager and its affiliates (the “Affiliates”) in the management of, or their interest in, their own accounts and other accounts they manage, present conflicts of interest that could disadvantage the Funds and their shareholders. The Manager and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to that of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. Furthermore, it is possible that certain transactions undertaken by accounts advised by Affiliates may adversely impact the Funds. The activities of Affiliates may give rise to other conflicts of interest that could disadvantage a Fund and its shareholders. The Manager has adopted policies and procedures designed to address these potential conflicts of interest.
The following are risks associated with each Fund’s investment strategies:
Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.
Fund of Funds Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
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Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Cash Management Risk. The value of the investments held by the Fund for cash management purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the Fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. If the Fund holds cash uninvested, the Fund will not earn income on the cash. If a significant amount of the Fund’s assets are used for cash management purposes, it may not achieve its investment objective.
The following are risks associated with the Underlying Funds’ investment strategies:
Cayman Subsidiary Risk. The Prudential Commodity Strategies Fund (Commodity Fund), one of the Underlying Funds, may invest up to 25% of its assets in its wholly-owned Cayman Subsidiary. By investing in the Cayman Subsidiary, the Commodity Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The derivative instruments and other investments held by the Cayman Subsidiary are subject to the same risks that apply to similar investments if held directly by the Commodity Fund. There can be no assurance that the investment objective of the Cayman Subsidiary will be achieved.
The Cayman Subsidiary is not registered as an investment company under the 1940 Act, and is not subject to all the investor protections of the 1940 Act. However, the Commodity Fund wholly owns and controls the Cayman Subsidiary, and the Commodity Fund and the Cayman Subsidiary are both managed by the same manager and subadviser, making it unlikely that the Cayman Subsidiary will take action contrary to the interests of the Commodity Fund and its shareholders. The Commodity Fund’s Board has oversight responsibility for the investment activities of the Commodity Fund, including its investment in the Cayman Subsidiary, and the Commodity Fund’s role as sole shareholder of the Cayman Subsidiary. The Cayman Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Commodity Fund. The Commodity Fund and the Cayman Subsidiary test for compliance with certain investment restrictions and limitations on a consolidated basis, except that with respect to investments that may involve leverage, the Cayman Subsidiary complies independently with asset segregation requirements to the same extent as the Commodity Fund. Changes in the laws of the Cayman Islands, under which the Cayman Subsidiary is incorporated, could result in the inability of the Commodity Fund to effect its desired commodity investment strategy. In addition, changes in the tax laws in either the US or the Cayman Islands might negatively impact the Commodity Fund and its investors. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, or withholding tax, on the Cayman Subsidiary. The IRS has proposed regulations that if finalized in current form would require the Cayman Subsidiary to distribute its income on
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an annual basis. If the laws of the Cayman Islands were changed and the Cayman Subsidiary were required to pay Cayman Islands taxes, this may impact the Commodity Fund’s return based upon the percentage of assets allocated to commodities at that time.
Commodity Risk. The values of commodities and commodity-linked investments are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, US agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international political, economic, military and regulatory developments. These risks may subject an Underlying Fund to greater volatility than investments in traditional instruments or securities. In addition, the commodities markets are subject to temporary distortions or other disruptions due to a variety of factors, including participation of speculators, government intervention and regulation, and certain lack of liquidity in the markets.
Commodity-Linked Notes Risk. Certain Underlying Funds may invest in leveraged or unleveraged commodity-linked notes (CLNs) to gain exposure to the commodities markets. CLNs are subject to counterparty risk. The value of the CLNs may fluctuate significantly because the values of the investments to which they are linked are volatile. In addition, the terms of a CLN may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. Economic leverage increases the volatility of CLNs and their value may increase or decrease more quickly than the value of the underlying commodity, commodity index or other economic variable. The Underlying Funds would be exposed to the risk that an CLN’s issuer will not have sufficient assets to make interest or principal payments. An Underlying Fund could lose some or the entire amount invested in a CLN.
Concentration Risk. To the extent that an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.
Currency Risk. The net asset value of Underlying Funds that invest in non-US securities could decline as a result of changes in exchange rates, which could adversely affect the Underlying Fund’s investments in currencies, or in securities that trade in, and receive revenues related to currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
Deflation Risk. During periods of deflation, prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the Prudential TIPS Fund, one of the Underlying Funds, invests. Additionally, since certain Underlying Funds make investments that may perform well in periods of rising inflation, during periods of no inflation or deflation an investment in the Underlying Funds may underperform broad market measures and may lose value.
Derivatives Risk. Certain Underlying Funds may invest in derivatives. Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Underlying Funds. An Underlying Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for an Underlying Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Fund.
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The US Government and non-US governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to an Underlying Fund's use of derivatives.
Emerging Markets Risk. The risks of non-US investments are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. The holdings of certain Underlying Funds can vary significantly from broad market indexes and the performance of the Underlying Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including credit risk, interest rate risk, and junk bonds risk.
■	Credit risk. Credit risk is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to pay principal and interest when due or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by an Underlying Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Underlying Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Underlying Fund is subject. Not all securities in which the Underlying Funds invest are rated. Credit risk related to counterparties is especially important in the context of privately negotiated instruments.
■	Interest rate risk. Interest rate risk is the risk that the rates of interest income generated by the fixed income investments of an Underlying Fund may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Underlying Fund may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, portfolios with longer durations and longer weighted average maturities generally have more volatile share prices than portfolios with shorter durations and shorter weighted average maturities. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Certain securities acquired by an Underlying Fund may pay interest at a variable rate or the principal amount of the security periodically adjusts according to the rate of inflation or other measure. In either case, the interest rate at issuance is generally lower than the fixed interest rate of bonds of similar seniority from the same issuer; however, variable interest rate securities generally are subject to a lower risk that their value will decrease during periods of increasing interest rates and increasing inflation. The Underlying Funds may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. The Underlying Funds may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
■	Junk Bonds risk. Certain Underlying Funds may invest in high-yield bonds, commonly known as “junk bonds.” High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors,
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including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.
Non-US Securities Risk. An Underlying Fund’s investments in securities of non-US issuers or issuers with significant exposure to non-US markets involve additional risk. Non-US countries in which an Underlying Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of an Underlying Fund’s investments may decline because of factors affecting the particular issuer as well as non-US markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.
Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of a Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when a Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.
The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Hedging Risk. The decision as to whether and to what extent an Underlying Fund will engage in hedging transactions to hedge against certain risks, such as market risk and issuer risk, will depend on a number of factors, including prevailing market conditions, the composition of the portfolio of the Underlying Fund, and the availability of suitable transactions. Hedging transactions involve costs and may result in losses. There is no guarantee that any of these hedging instruments would work as anticipated, and in certain cases an Underlying Fund might be better off had it not used a hedging instrument. There can be no assurance that the Underlying Fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful.
Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.
Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Liquidity Risk. Certain Underlying Funds may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by an Underlying Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Underlying Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If an Underlying Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Underlying Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, an Underlying Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect an Underlying Fund's value or prevent the Underlying Fund from being able to take advantage of other investment opportunities.
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Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.
Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
Model Design and Implementation Risks. The design of QMA's underlying models may be flawed or incomplete. These models are based on historical and theoretical underpinnings that QMA believes are sound, but there is no guarantee that these underpinnings will correlate with security price behavior in the manner assumed by the models or that the quantitative techniques that underlie QMA's portfolio construction processes will fully anticipate important risks. In addition, it is impossible to eliminate completely the risk of error in the implementation of the models that guide QMA's quantitative investment processes, and it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.
Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, an Underlying Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed investments in lower-yielding investments. In addition to interest rate risk, investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk.
Money Market Instruments Risk. Although money market instruments are generally viewed as low risk investments, money market instruments are nevertheless subject to credit risk, market risk, prepayment risk and interest rate risk.
Prepayment Risk. Underlying Funds investing in mortgage-related securities and asset-backed securities are subject to prepayment risk. If these securities are prepaid, an Underlying Fund may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities. If the issuer of a non-collateralized debt security defaults on the obligation, there is no collateral that the security holder may sell to satisfy the debt.
Real Estate Risk. The Fund’s investment in certain Underlying Funds will expose the Fund to the performance of the real estate markets. The value of real estate securities in general, and real estate investment trusts (REITs) in particular, is subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic
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conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.
Real Estate Investment Trust (REIT) Risk. Certain Underlying Funds may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. An Underlying Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Underlying Fund.
Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default, or do not perform as well as expected. The affiliated prime money market fund in which cash collateral is invested may impose liquidity fees or temporary gates on redemptions if its weekly liquid assets fall below a designated threshold. If this were to occur, the Underlying Fund may lose money on its investment of cash collateral in the affiliated prime money market fund, or the Underlying Fund may not be able to redeem its investment of cash collateral in the affiliated prime money market fund, which might cause the Underlying Fund to liquidate other holdings in order to return the cash collateral to the borrower upon termination of a securities loan. These events could trigger adverse tax consequences for the Underlying Fund.
Short Sale Risk. If the price of the security sold short increases between the time of the short sale and the time an Underlying Fund replaces the borrowed security, the Underlying Fund will realize a loss, which may be substantial.
Risks of Investing in Treasury Inflation Protected Securities (TIPS). The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if an Underlying Fund purchases TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, it may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period an Underlying Fund holds TIPS, the Underlying Fund may earn less on the security than on a conventional bond.
US Government and Agency Securities Risk. US Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all US Government securities are insured or guaranteed by the full faith and credit of the US Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. The maximum potential liability of the issuers of some US Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the US Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In 2008, Fannie Mae and Freddie Mac were placed into a conservatorship under the Federal Housing Finance Agency. However, there can be no assurance that the US Government will support these or other government-sponsored enterprises in the future.
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HOW THE FUNDS ARE MANAGED
BOARD OF Trustees
The Funds are overseen by a Board of Trustees (hereafter referred to as Trustees, or the Board). The Board oversees the actions of the manager, subadviser and distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Funds .
MANAGER
Prudential Investments LLC (PI)
665 Broad Street
Newark, NJ 07102-4077
Under a management agreement with the Trust, PI manages each Fund’s investment operations and administers its business affairs and is responsible for supervising the Funds’ subadviser. Each Fund pays PI management fees at the rate of 0.02% for all share classes.
PI and its predecessors have served as a manager or administrator to investment companies since 1987. As of October 31, 2016, PI, a wholly-owned subsidiary of Prudential, served as the investment manager to all of the Prudential US and offshore open-end investment companies, and as the manager or administrator to closed-end investment companies, with aggregate assets of approximately $251.7 billion.
Subject to the supervision of the Board, PI is responsible for conducting the initial review of prospective subadvisers for the Fund. In evaluating a prospective subadviser, PI considers many factors, including the firm's experience, investment philosophy and historical performance. Subject to the Board’s oversight, PI is also responsible for monitoring the performance of the Fund's subadviser and recommending its termination and replacement when deemed appropriate. PI may provide a subadviser with additional investment guidelines consistent with the Fund's investment objective and restrictions.
PI and the Funds operate under an exemptive order (the Order) from the SEC that generally permits PI to enter into or amend agreements with unaffiliated subadvisers and certain subadvisers that are affiliates of PI without obtaining shareholder approval. This authority is subject to certain conditions, including the requirement that the Board must approve any new or amended agreements with an subadviser. Shareholders of the Fund still have the right to terminate these agreements at any time by a vote of the majority of outstanding shares of the Fund. The Fund will notify shareholders of any new subadvisers engaged or material amendments to subadvisory agreements made pursuant to the Order. Any new subadvisory agreement or amendment to the Fund’s management agreement or current subadvisory agreement that directly or indirectly results in an increase in the aggregate management fee rate payable by the Fund will be submitted to the Fund’s shareholders for their approval. PI does not currently intend to retain unaffiliated subadvisers, except as noted in this Prospectus.
A discussion of the basis for the Board's approvals of the management and subadvisory agreements will be available in the Fund's initial report to shareholders, which will be the Semi-Annual Report to shareholders dated January 31, 2017.
On each Fund’s launch date, a Prudential affiliate made a seed money investment in the Fund that the affiliate may decide to redeem once third-party assets invested in the Fund reach a level whereby in the judgment of the manager, portfolio management of the Fund would not be negatively impacted by the redemption.
Legal Proceedings. On October 30, 2015, a lawsuit was filed against Prudential Investments LLC (“Defendant”) in the United States District Court for the District of Maryland bearing the caption North Valley GI Medical Group, et al. v. Prudential Investments LLC, No. 1:15-cv-03268, by North Valley GI Medical Group and certain other purported shareholders on behalf of six Prudential retail mutual funds: Prudential Jennison Growth Fund, Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Global Real Estate Fund, Prudential Jennison Equity Income Fund, Prudential Short-Term Corporate Bond Fund, Inc., and Prudential Jennison Natural Resources Fund, Inc. (collectively, the
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“Named Funds”). None of the Named Funds is a party to the lawsuit. Plaintiffs allege that Defendant violated Section 36(b) of the Investment Company Act of 1940 (the “1940 Act”) by receiving allegedly excessive investment advisory fees from each Named Fund and seek, among other things, a declaration that Defendant has violated Section 36(b) of the 1940 Act, rescission of the investment advisory agreements between Defendant and the Named Funds, an award of compensatory damages, including repayment to each Named Fund of all allegedly excessive investment advisory fees paid by such Fund from one year prior to the filing of the lawsuit through the date of trial of the action, plus purported lost investment returns on those amounts and interest thereon, and attorneys’ fees and costs. Defendant believes the claims are without merit and intends to vigorously defend the action.
INVESTMENT SUBADVISER
Quantitative Management Associates LLC (QMA), a registered investment adviser, is a wholly-owned subsidiary of PGIM, Inc. QMA performs asset allocation services for the Funds. QMA uses advanced analytics to enhance the investment decision-making process, which combines a systematic application of financial theory and fundamental analysis with discipline and seasoned judgment. As of October 31, 2016, QMA managed approximately $113.8 billion in assets worldwide across a broad asset class spectrum ranging from global equity to multi-asset class solutions for institutional investors, such as pension funds, financial services companies, endowments, foundations, and sovereign wealth funds. QMA's primary address is Gateway Center Two, 100 Mulberry Street, Newark, New Jersey 07102.
PORTFOLIO MANAGERS
QMA typically follows a team approach in the management of its portfolios. The members of QMA's asset allocation team with primary responsibility for Fund management are listed below.
Ted Lockwood, MBA, MS, is a Managing Director for QMA and head of QMA’s asset allocation area. He is responsible for portfolio management, investment research, and new product development. QMA’s asset allocation team focuses on tactical, strategic, and dynamic asset allocation across traditional and non-traditional asset classes, including real assets and alternatives. Mr. Lockwood’s experience also includes managing tactical asset allocation overlays, dynamically managed volatility strategies, quantitative long-short equity portfolios, and synthetic convertible bonds. Earlier in his career, Mr. Lockwood was an AT&T Bell Laboratories Fellow and member of the technical staff at AT&T. Mr. Lockwood graduated summa cum laude with a BE in Engineering from Stony Brook University and earned an MS in Engineering and an MBA in Finance from Columbia University.
Joel M. Kallman, MBA, CFA, is a Vice President and Portfolio Manager for QMA. Mr. Kallman is a portfolio manager and a member of the asset allocation team. He also conducts economic and market valuation research. Mr. Kallman has also held various positions within Prudential's fixed-income group, in areas such as high-yield credit analysis and performance reporting. He earned a BS and MBA in Finance from Rutgers University. He is also a member of the New York Society of Security Analysts and holds the Chartered Financial Analyst (CFA) designation.
Jeremy Stempien, MBA, is a Vice President, Portfolio Manager and Strategist for QMA, working with the Asset Allocation team. His responsibilities include the management of the Prudential Day One Funds and managing client relationships. Prior to joining QMA, Jeremy was a Director of Investments at Morningstar Investment Management where he was responsible for developing asset allocation programs for plan providers, plan sponsors, and money management companies. He worked with clients in creating and managing custom target date glide paths, selecting appropriate asset classes, and constructing model portfolios. Previously, he worked at Hewitt Associates where he was a defined contribution manager. Jeremy earned a BA in Finance from Saint Louis University and an MBA in Investments from University of Notre Dame.
Additional information about portfolio manager compensation, other accounts managed, and portfolio manager ownership of Fund securities may be found in the SAI.
DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS or the Distributor) distributes each class of the Funds’ shares under a Distribution Agreement with each Fund. Each Fund has Distribution Plans (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), applicable to certain classes of each Fund's
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shares. Under the Plans and the Distribution Agreements, the Distributor pays the expenses of distributing the shares of all share classes of each Fund. Under the Plans, certain classes of the Funds pay distribution fees to the Distributor as compensation for its services. These fees—known as 12b-1 fees—are set forth in the “Fund Fees and Expenses” tables.
Because these fees are paid from each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities are described in the Funds' SAI and on the Funds' website at www.prudentialfunds.com.
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FUND DISTRIBUTIONS AND TAX ISSUES
DISTRIBUTIONS
Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes dividends of net investment income and realized net capital gains, if any, to shareholders. These distributions are subject to federal income taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA) or some other qualified or tax-deferred plan or account. Dividends and distributions from the Fund also may be subject to state and local income tax in the state where you live.
Also, if you sell shares of the Fund for a profit, you may have to pay capital gains taxes on the amount of your profit, unless you hold your shares in a qualified or tax-deferred plan or account.
The following briefly discusses some of the important income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.
The Fund distributes dividends to shareholders out of any net investment income. For example, if the Fund owns ACME Corp. stock and the stock pays a dividend, the Fund will pay out a portion of this dividend to its shareholders, assuming the Fund's income is more than its costs and expenses. The dividends you receive from the Fund will be subject to taxation whether or not they are reinvested in the Fund.
The Fund also distributes any realized net capital gains to shareholders. Capital gains are generated when the Fund sells its assets for a profit. For example, if the Fund bought 100 shares of ACME Corp. stock for a total of $1,000 and more than one year later sold the shares for a total of $1,500, the Fund has net long-term capital gains of $500, which it will pass on to shareholders (assuming the Fund's remaining total gains are greater than any losses it may have). Capital gains are taxed differently depending on how long the Fund holds the security. If the Fund holds a security for more than one year before selling it, any gain is treated as long-term capital gain which is generally taxed at rates of up to 15% for individuals with incomes below approximately $415,000 ($465,000 if married filing jointly), adjusted annually for inflation, and 20% for any income above those amounts that is long-term capital gain, provided that the Fund distributes the net capital gain to non-corporate US shareholders. If the Fund holds the security for one year or less, any gain is treated as short-term capital gain, which is taxed at rates applicable to ordinary income, subject to a maximum tax rate of 39.6%. Different rates apply to corporate shareholders.
Dividends from net investment income paid to a non-corporate US shareholder that are reported as qualified dividend income will generally be taxable to such shareholder at the long-term capital gain tax rate. Dividends of net investment income that are not reported as qualified dividend income will be taxable to shareholders at ordinary income rates. Also, a portion of the dividends paid to corporate shareholders of the Fund will be eligible for the 70% dividends received deduction to the extent the Fund's income is derived from certain dividends received from US corporations.
Short-term capital gains earned by an Underlying Fund will be ordinary income when distributed to the Fund and will not be offset by the Fund's capital losses. Capital loss carryforwards of the Underlying Fund, if any, would not offset capital gains of the Fund. Because the Fund is expected to invest in the Underlying Fund, the Fund's realized losses on sales of shares of the Underlying Fund may be indefinitely or permanently deferred as “wash sales.”
A US shareholder that is an individual, estate or certain type of trust is subject to a 3.8% Medicare contribution tax on the lesser of (1) the US shareholder's “net investment income,” including Fund distributions and net gains from the disposition of Fund shares, and (2) the excess of the US shareholder's modified adjusted gross income for the taxable year over $200,000 (or $250,000 for married couples filing jointly). For this purpose, net investment income includes interest, dividends, annuities, royalties, capital gain and income from a passive activity business or a business of trading in financial instruments or commodities.
For your convenience, the Fund's distributions of dividends and net capital gains are automatically reinvested in the Fund without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent). Otherwise, if your account is with a broker,
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you will receive a credit to your account. Either way, the distributions may be subject to income taxes unless your shares are held in a qualified or tax-deferred plan or account. If your Fund distribution check(s) remains uncashed for more than six months, your check(s) may be invested in additional shares of the Fund at the next net asset value (“NAV”) calculated on the day of the investment. For more information about automatic reinvestment and other shareholder services, see “Additional Shareholder Services” in the next section.
The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.
Expected Distribution Schedule*
Fund	Dividends	Short-Term Capital Gains	Long-Term Capital Gains
Income Fund	Quarterly	Annually	Annually
2010 Fund	Annually	Annually	Annually
2015 Fund	Annually	Annually	Annually
2020 Fund	Annually	Annually	Annually
2025 Fund	Annually	Annually	Annually
2030 Fund	Annually	Annually	Annually
2035 Fund	Annually	Annually	Annually
2040 Fund	Annually	Annually	Annually
2045 Fund	Annually	Annually	Annually
2050 Fund	Annually	Annually	Annually
2055 Fund	Annually	Annually	Annually
2060 Fund	Annually	Annually	Annually
*Under certain circumstances, the Funds may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.
TAX ISSUES
Form 1099
For every year the Fund declares a dividend, you will receive a Form 1099, which reports the amount of ordinary income distributions and long-term capital gains we distributed to you during the prior year unless you own shares of the Fund as part of a qualified or tax-deferred plan or account. If you do own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099 annually, but instead you will receive a Form 1099 when you take any distribution from your qualified or tax-deferred plan or account.
Fund distributions are generally taxable to you in the calendar year in which they are received, except when we declare certain dividends and distributions in the fourth quarter, with a record date in such quarter, and actually pay them in January of the following year. In such cases, the dividends and distributions are treated as if they were paid on December 31st of the prior year.
Cost Basis Reporting
Mutual funds must report cost basis information to you and the IRS when you sell or exchange shares acquired on or after January 1, 2012 in your non-retirement accounts. The cost basis regulations do not affect retirement accounts, money market funds, and shares acquired before January 1, 2012. The cost basis regulations also require mutual funds to report whether a gain or loss is short-term (shares held one year or less) or long-term (shares held more than one year) for all shares acquired on or after January 1, 2012 that are subsequently sold or exchanged. The Transfer Agent is not required to report cost basis information on shares acquired before January 1, 2012. However, in most cases the Transfer Agent will provide this information to you as a service.
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Withholding Taxes
If federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the US Treasury 28% of your distributions and sale proceeds.
Taxation of Non-US Shareholders
For a discussion regarding the taxation of non-US shareholders, please see the SAI and contact your tax adviser.
If You Purchase on or Before a Record Date
If you buy shares of the Fund on or before the record date for a distribution (the date that determines who receives the distribution), we will pay that distribution to you. As explained above, the distribution may be subject to taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so, because when dividends are paid out, the value of each share of the Fund decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of the Fund also will be affected by market changes, if any. However, the timing of your purchase does mean that part of your investment may have come back to you as taxable income.
Qualified and Tax-Deferred Retirement Plans
Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax-deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax-deductible, but distributions from the plan may be tax-free. Please contact your financial adviser for information on a variety of Prudential Investments mutual funds that are suitable for retirement plans offered by Prudential.
IF YOU SELL OR EXCHANGE YOUR SHARES
If you sell any shares of the Fund for a profit, you have realized a capital gain, which is subject to tax unless the shares are held in a qualified or tax-deferred plan or account. As mentioned above, the maximum capital gains tax rate is up to 15% for individuals with incomes below approximately $415,000 ($465,000 if married filing jointly), adjusted annually for inflation, and 20% for any income above those amounts that is long-term capital gain.
If you sell shares of the Fund at a loss, you may have a capital loss, which you may use to offset capital gains you have, plus, in the case of non-corporate taxpayers, ordinary income of up to $3,000. If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before and ending 30 days after the sale of the shares). Under certain circumstances, if you acquire shares of the Fund and sell or exchange your shares within 90 days, you may not be allowed to include certain charges incurred in acquiring the shares for purposes of calculating gain or loss realized upon the sale or exchange of the shares.
If you exchange your Fund shares for shares of another class of the Fund, this is generally not a taxable event and should not result in realization of a capital gain or loss by you. If you exchange your shares of the Fund for shares of another Prudential Investments mutual fund, this is considered a sale for tax purposes. In other words, it's a taxable event. Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above. Unless you hold your shares in a qualified or tax-deferred plan or account, you or your financial adviser should keep track of the dates on which you buy and sell—or exchange—Fund shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.
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HOW TO BUY, SELL AND EXCHANGE FUND SHARES
HOW TO BUY SHARES
In order to buy Fund shares, simply follow the steps described below.
Opening an Account
Shares may be purchased through an account with the Transfer Agent, or through an account with a financial intermediary that has an agreement with the Distributor to sell Fund shares. In order to open an account with the Transfer Agent contact PMFS at (800) 225-1852 or write to:
Prudential Mutual Fund Services LLC
P.O. Box 9658
Providence, RI 02940
PMFS will accept purchases of shares by check or wire. We do not accept cash, money orders, non-US checks, credit card checks, payable through checks or travelers checks. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information, see the back cover page of this Prospectus. Your purchase order must be in good order to be accepted and processed, which means that all necessary processing requirements have been satisfied. We have the right to reject any purchase order (including an exchange into a Fund) or suspend or modify a Fund's sales of its shares under certain circumstances. These circumstances include, but are not limited to, failure by you to provide additional information requested, such as information required to verify the source of funds used to purchase shares, your identity or the identity of any underlying beneficial owners of your shares. Furthermore, we are required by law to close your account if you do not provide the required identifying information. This would result in the redemption of shares at the then-current NAV and the proceeds would be remitted to you via check. We will attempt to verify your identity within a reasonable time frame (e.g., 60 days), which may change from time to time. For further information, please contact PMFS (for shares purchased through the Transfer Agent) or your financial professional (for shares purchased through a financial intermediary).
With certain limited exceptions, Fund shares are only available to be sold in the United States, US Virgin Islands, Puerto Rico and Guam.
Choosing a Share Class
The Fund offers the following share classes. Certain classes of shares may have additional specific eligibility or qualification requirements, which are explained below.
Share Class	Eligibility
Class R1	Certain group retirement plans, institutional investors and certain other investors
Class R2	Individual investors, certain group retirement plans, institutional investors and certain other investors
Class R3	Certain group retirement plans, institutional investors and certain other investors
Class R4	Certain group retirement plans, institutional investors and certain other investors
Class R5	Prudential employees, certain group retirement plans, institutional investors and certain other investors
Class R6	Certain group retirement plans, institutional investors and certain other investors
If your shares are held through a financial intermediary, you should discuss with your intermediary which share classes of the Fund are available to you and which share class may best meet your needs. The Fund has advised financial intermediaries of the share class features and guidelines, per the Prospectus, and it is their responsibility to monitor and enforce these guidelines with respect to shareholders purchasing shares through financial intermediaries.
Share Class Comparison. Use the following chart to help you compare the different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.
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	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Minimum purchase amount	None	None*	None	None	None*	None
Minimum amount for subsequent purchases	None	None*	None	None	None*	None
Maximum initial sales charge	None	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution (12b-1) fees (shown as a percentage of average daily net assets)**	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None
Notes to Share Class Comparison Table:
* With respect to Class R2 shares purchased by individuals, and with respect to Class R5 shares purchased by current and former employees (including their spouses, children and parents), the minimum initial investment is generally $2,500; $1,000 for retirement accounts and custodial accounts for minors. There is no minimum for payroll deduction for such Class R2 or R5 purchases. The minimum initial and subsequent investment for AIP accounts for such Class R2 and R5 purchases is $50 (if shares are held through a broker or other financial intermediary, the broker or intermediary is responsible for determining the minimum initial and subsequent investment for AIP accounts).
**Distribution (12b-1) fees are paid from the Fund's assets on a continuous basis.
Qualifying for Class R1, R2, R3, R4, R5 and R6 Shares
Group Retirement Plans. Class R1, R2, R3, R4, R5, and R6 shares are offered for sale to (i) certain group retirement plans (including defined contribution plans, defined benefit plans and deferred compensation plans) available through a retirement plan recordkeeper or third party administrator, and (ii) IRAs that are held on the books of a Fund through omnibus level accounts, including The SmartSolution IRA offered by Prudential Retirement. If Prudential Retirement Services is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions. Investors in SmartSolution IRA accounts through Prudential’s Personal Retirement Services unit can call 888-244-6237 with any questions regarding how to purchase shares. Otherwise, investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class R1, R2, R3, R4, R5, and R6 shares.
Institutional Investors. Various institutional investors may purchase Class R1, R2, R3, R4, R5, and R6 shares, including corporations, banks, governmental entities, municipalities, hospitals, insurance companies and IRS Section 501 entities, such as foundations and endowments. Certain financial intermediaries may require that investments by their institutional investor clients in Class R1, R2, R3, R4, R5, and R6 be placed directly with the Fund's Transfer Agent. Please contact the Transfer Agent at (800) 225-1852 for further details.
Mutual Fund Programs. Class R1, R2, R3, R4, R5, and R6 shares can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Fund as an available option. Class R1, R2, R3, R4, R5, and R6 shares also can be purchased by investors in certain programs sponsored by financial intermediaries who have applicable agreements with Prudential to offer such shares, or whose programs are available through financial intermediaries that have applicable agreements with Prudential to offer such shares relating to:
■	Mutual fund “wrap” or asset allocation programs where the sponsor places fund trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services; or
■	Mutual fund “supermarket” programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services
Individual Investors. Individual investors may only purchase Class R2 shares.
Other Types of Investors.
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■	Class R1, R2, R3, R4, R5 and R6 shares may only be offered by financial intermediaries who have an applicable agreement with the Distributor or its affiliates to offer such shares.
■	Class R5 shares also can be purchased by any of the following:
Current and former Directors/Trustees of mutual funds managed by PI or any other affiliate of Prudential; and
Current and former employees (including their spouses, children and parents) of Prudential and its affiliates; former employees must have an existing investment in the Fund
Class R6 shares are offered to eligible investors provided that the Fund or its affiliates are not required to make or pay any type of administrative, sub-accounting, networking or revenue sharing payments or similar fees paid to intermediaries. Class R6 shares may also be purchased by Prudential.
How Financial Intermediaries are Compensated for Selling Fund Shares
The Prudential Investments Funds are distributed by Prudential Investment Management Services LLC (the Distributor), a broker-dealer that is licensed to sell securities. The Distributor generally does not sell shares of the Funds directly to the public, but instead markets and sells the Funds through other broker-dealers, 401(k) providers, retirement plan administrators, and other financial intermediaries. Each Fund is managed by the Manager.
Only persons licensed with the Financial Industry Regulatory Authority, Inc. (FINRA), as a registered representative (often referred to as a broker or financial adviser) and associated with a specific financial services firm may sell shares of a mutual fund to you, or to a retirement plan in which you participate.
Rule 12b-1 Fees. The Distributor has agreements in place with financial intermediaries defining how much each firm will be paid for the sale of a particular mutual fund from fees paid to the Distributor by the Fund pursuant to Rule 12b-1 under the 1940 Act (Rule 12b-1). These financial intermediaries then pay their registered representatives who sold you the Fund some or all of what they received from the Distributor. The registered representatives may receive a payment when the sale is made and can, in some cases, continue to receive ongoing payments while you are invested in the Fund. The Distributor may change at any time, without prior notice, the amount of Rule 12b-1 fees that it pays (when the sale is made and/or any ongoing payments) to financial intermediaries and registered representatives so that the Distributor may retain all or a portion of such fees. Certain classes of Fund shares do not pay Rule 12b-1 fees.
Other Payments Received by Financial Intermediaries
Administrative, Sub-Accounting and Networking Fees. In addition to, rather than in lieu of, the fees that the Fund may pay to financial intermediaries as described above, and the fees the Fund pays to the Transfer Agent, the Transfer Agent or its affiliates may enter into additional agreements on behalf of the Fund with financial intermediaries pursuant to which the Fund will pay financial intermediaries for certain administrative, sub-accounting and networking services, provided that no such additional payments to financial intermediaries are made with respect to the Fund’s Class R6 shares. These services include maintenance of shareholder accounts by the firms, such as recordkeeping and other activities that otherwise would be performed by the Transfer Agent. Sub-accounting services encompass activities that reduce the burden of recordkeeping to the Fund. Administrative fees are paid to a firm that undertakes, for example, shareholder communications on behalf of the Fund. Networking services are services undertaken to support the electronic transmission of shareholder purchase and redemption orders through the National Securities Clearing Corporation (NSCC).
These payments, as discussed above, are paid out of Fund assets and generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary or (2) a fixed dollar amount for each account serviced by a financial services firm. From time to time, the Manager or certain of its affiliates (but not the Distributor) also may pay a portion of the fees for the services to the financial intermediaries at their own expense and out of their own resources.
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In addition, the Fund reimburses the Distributor for NSCC fees that are invoiced to the Distributor as the party to the Agreement with NSCC for the administrative services provided by NSCC to the Fund and its shareholders. These administrative services provided by NSCC to the Fund and its shareholders include transaction processing and settlement through Fund/SERV, electronic networking services to support the transmission of shareholder purchase and redemption orders to and from financial intermediaries, and related recordkeeping provided by NSCC to the Fund and its shareholders. These payments are generally based on a transaction fee rate for certain administrative services plus a fee for other administrative services.
Shareholder Service Fees. Each Fund has adopted a Shareholder Services Plan with respect to Class R1, Class R2, Class R3 and Class R4 shares. Under the terms of the Shareholder Services Plan, each Fund's Class R1, Class R2, Class R3 and Class R4 shares are authorized to pay to PMFS, its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R1, Class R2, Class R3 or Class R4 shares, an shareholder service fee at an annual rate of 0.10% of the Fund’s average daily net assets attributable to Class R1, Class R2, Class R3 or Class R4 shares of such Fund, as applicable.
Pursuant to the Shareholder Services Plan, each Fund's Class R1, Class R2, Class R3 or Class R4 shares may pay for shareholder services and/or account maintenance services and other similar personal services and/or services related to the maintenance of shareholder accounts as contemplated by FINRA Rule 2341 or any successor thereto. Because service fees are ongoing, over time they will increase the cost of an investment in the Fund. With respect to the Class R1, R2 and R3 shares, these services are in addition to those services that may be provided under the distribution plans for Class R1, R2 or Class R3 shares.
Anti-Money Laundering
In accordance with federal law, the Funds have adopted policies designed to deter money laundering. Under the policies, the Funds will not knowingly engage in financial transactions that involve proceeds from unlawful activity or support terrorist activities, and shall file government reports, including those concerning suspicious activities, as required by applicable law. The Funds will seek to confirm the identity of potential shareholders to include both individuals and entities through documentary and non-documentary methods. Non-documentary methods may include verification of name, address, date of birth and tax identification number with selected credit bureaus. The Funds have also appointed an Anti-Money Laundering Compliance Officer to oversee the Funds' anti-money laundering policies.
Understanding the Price You'll Pay
The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund—known as the net asset value or NAV—is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the value of one share of the Fund—or the NAV—is $10 ($1,000 divided by 100).
Mutual Fund Shares
The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds ACME Corp. bonds in its portfolio and the price of ACME bonds goes up, while the value of the Fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.
The Fund's NAV will be determined every day on which the Fund is open as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. Eastern time). The Fund's portfolio securities are valued based upon market quotations or, if market quotations are not readily available, at fair value as determined in good faith under
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procedures established by the Board. These procedures include pricing methodologies for determining the fair value of certain types of securities and other assets held by the Fund that do not have quoted market prices, and authorize the use of other pricing sources, such as bid prices supplied by a principal market maker and evaluated prices supplied by pricing vendors that employ analytic methodologies that take into account the prices of similar securities and other market factors.
If the Fund determines that a market quotation for a security is not reliable based on, among other things, events or market conditions that occur with respect to one or more securities held by the Fund or the market as a whole, after the quotation is derived or after the closing of the primary market on which the security is traded, but before the time that the Fund's NAV is determined, the Fund may use “fair value pricing,” which is implemented by a valuation committee (Valuation Committee) consisting of representatives of the Manager or by the Board. The subadviser often provides relevant information for the Valuation Committee meeting. In addition, the Fund may use fair value pricing determined by the Valuation Committee or Board if the pricing source does not provide an evaluated price for a security or provides an evaluated price that, in the judgment of the Manager (which may be based upon a recommendation from the subadviser), does not represent fair value. Equity securities that are traded on foreign exchanges are valued using pricing vendor services that provide fair value model prices. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post-closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. Non-US securities markets are open for trading on weekends and other days when the Fund does not price shares. Therefore, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem the Fund’s shares.
With respect to the Fund's assets in Underlying Funds, the Fund's NAV will be calculated based upon the NAV of the Underlying Funds in which the Fund invests, which will reflect the Underlying Funds’ fair valuation procedures.
Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that the Fund uses to determine its NAV may differ from the security's quoted or published price. If the Fund needs to implement fair value pricing after the NAV publishing deadline but before shares of the Fund are processed, the NAV you receive or pay may differ from the published NAV price. The Underlying Funds use the same fair valuation procedures as the Funds.
Fair value pricing procedures are designed to result in prices for the Fund's securities and its NAV that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and may have the effect of reducing arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of the Fund's NAV by short-term traders.
What Price Will You Pay for Shares of the Fund? You will pay the NAV next determined after we receive your order to purchase. Your broker may charge you a separate or additional fee for purchases of shares. Unless regular trading on the NYSE closes before 4:00 p.m. Eastern time, or later than 4:00 p.m. Eastern time, your order to purchase must be received by 4:00 p.m. Eastern time in order to receive that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE. The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. We deem an order received when it is received by the Transfer Agent at its processing center. If you submit your order through a broker or other financial intermediary, it may be deemed received when received by the broker or financial intermediary.
Each business day, the Fund’s current NAV per share is made available at www.prudentialfunds.com (click on “Products,” then select “Prices and Yields,” under the “Open-End Funds” tab, and then select a fund).
133	Prudential Day One Funds

HOW TO SELL YOUR SHARES
You can sell your Fund shares for cash (in the form of a check) at any time, subject to certain restrictions. For more information about these restrictions, see “Restrictions on Sales” below.
When you sell shares of a Fund—also known as redeeming your shares—the price you will receive will be the NAV next determined after the Transfer Agent or your financial intermediary receives your order to sell (less any applicable CDSC).
Shares Held by Financial Intermediaries. If your financial intermediary holds your shares, your financial intermediary must receive your order to sell no later than the time regular trading on the NYSE closes—which is usually 4:00 p.m. Eastern time—to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE.
Shares Held by the Transfer Agent. If the Transfer Agent holds your shares, PMFS must receive your order to sell no later than the time regular trading on the NYSE closes—which is usually 4:00 p.m. Eastern time—to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. You may contact your financial intermediary or the Transfer Agent at:
Prudential Mutual Fund Services LLC
P.O. Box 9658
Providence, RI 02940
Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent or your broker or other financial intermediary receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to seven days from the purchase date. Your broker may charge you a separate or additional fee for sales of shares.
As a result of restrictions on withdrawals and transfers imposed by Section 403(b) of the Internal Revenue Code of 1986, as amended, we may consider a redemption request to not be in good order until we obtain information from your employer that is reasonably necessary to ensure that the payment is in compliance with such restrictions, if applicable. In such an event, the redemption request will not be in good order and we will not process it until we obtain information from your employer.
Restrictions on Sales
There are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. As permitted by the Securities and Exchange Commission, the former may happen only during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI.
If you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order medallion signature guaranteed if:
■	You are selling more than $100,000 of shares;
■	You want the redemption proceeds made payable to someone that is not in our records;
■	You want the redemption proceeds sent to some place that is not in our records;
■	You are a business or a trust; or
■	You are redeeming due to the death of the shareholder or on behalf of the shareholder.
The medallion signature guarantee may be obtained from an authorized officer from a bank, broker, dealer, securities exchange or association, clearing agency, savings association, or credit union that is participating in one of the recognized medallion guarantee programs (STAMP, SEMP, or NYSE MSP). The medallion signature guarantee must be
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appropriate for the dollar amount of the transaction. The Transfer Agent reserves the right to reject transactions where the value of the transaction exceeds the value of the surety coverage indicated on the medallion imprint. For more information, see the SAI.
Redemption In Kind
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund’s net assets, the Fund reserves the right to pay redemption proceeds by giving you shares of Underlying Funds. The shares that you receive will be valued at the net asset value per share of the class of the Underlying Fund held by the Fund on the day of the redemption. If you later decide to redeem the Underlying Fund shares, those shares will be redeemed at the next-determined net asset value per share of the class of the Underlying Fund that you hold, which may be more or less than the value on the date of your redemption from the Fund. You may pay transaction costs to dispose of the Fund shares.
Involuntary Redemption of Small Accounts Held by the Transfer Agent
If the value of your account with PMFS is less than $500 for any reason, we may sell your shares and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. The involuntary sale provisions do not apply to employee savings plan accounts, payroll deduction plan accounts, retirement accounts (such as a 401(k) plan, an IRA or other qualified or tax-deferred plan or account), omnibus accounts, and accounts for which a broker or other financial intermediary is responsible for recordkeeping. Prior thereto, if you make a sale that reduces your account value to less than the threshold, we may sell the rest of your shares and close your account; this involuntary sale does not apply to shareholders who own their shares as part of a retirement account. For more information, see “Purchase, Redemption and Pricing of Fund Shares—Involuntary Redemption” in the SAI.
Account Maintenance Fee for Accounts Held by the Transfer Agent
If the value of your Class R2 shares held in your account with PMFS is less than $10,000, with certain exclusions, a $15 annual account maintenance fee will be deducted from your account during the 4th calendar quarter of each year. For more information, see “Purchase, Redemption and Pricing of Fund Shares—Account Maintenance Fee” in the SAI.
Retirement Plans
To sell shares and receive a distribution from your retirement account, call your broker or the Transfer Agent for a distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.
HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of a Fund for shares of the same class in another Day One Fund if you satisfy the minimum investment requirements. For example, you can exchange Class R1 shares of the Fund for Class R1 shares of other Day One Funds, but you can’t exchange Class R1 shares for a different share class of another fund. We may change the terms of any exchange privilege after giving you 60 days' notice. If you hold Class R2 shares in an account directly with PMFS, you can exchange your Class R2 shares of a Fund for Class A shares of Prudential Government Money Market Fund, Inc. If you hold Class R5 shares in an account directly with PMFS, you can exchange your Class R5 shares of a Fund for Class Z shares of Prudential Government Money Market Fund, Inc.
Contact your program sponsor or financial intermediary with any questions.
Exchanging Shares Held by a Financial Intermediary. If you hold shares through a financial intermediary, you must exchange shares through your financial intermediary.
Exchanging Shares Held by the Transfer Agent. If you hold shares through the Transfer Agent, contact your financial advisor or PMFS at (800) 225-1852 or write to PMFS at:
135	Prudential Day One Funds

Prudential Mutual Fund Services LLC
P.O. Box 9658
Providence, RI 02940
Remember, as we explained in the section entitled “Fund Distributions and Tax Issues—If You Sell or Exchange Your Shares,” exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than the amount that you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI.
Frequent Purchases and Redemptions of Fund Shares
Each Fund seeks to prevent patterns of frequent purchases and redemptions of Fund shares by its shareholders. Frequent purchases and sales of shares of the Fund may adversely affect Fund performance and the interests of long-term investors. When a shareholder engages in frequent or short-term trading, the Fund may have to sell portfolio securities to have the cash necessary to redeem the shareholder's shares. This can happen when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because the Fund cannot predict how much cash it will have to invest. In addition, if the Fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs. Similarly, the Fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Funds that invest in non-US securities may be particularly susceptible to frequent trading because time zone differences among international stock markets can allow a shareholder engaging in frequent trading to exploit fund share prices that may be based on closing prices of non-US securities established some time before the Fund calculates its own share price. Funds that invest in certain fixed-income securities, such as high-yield bonds or certain asset-backed securities, may also constitute an effective vehicle for a shareholder's frequent trading strategy.
Each Fund does not knowingly accommodate or permit frequent trading, and the Board has adopted policies and procedures designed to discourage or prevent frequent trading activities by Fund shareholders. In an effort to prevent such practices, the Fund's Transfer Agent monitors trading activity on a daily basis. The Fund has implemented a trading policy that limits the number of times a shareholder may purchase Fund shares or exchange into the Fund and then sell those shares within a specified period of time (a “round-trip transaction”) as established by the Fund's Chief Compliance Officer (“CCO”). The CCO is authorized to set and modify the parameters of the trading policy at any time as required to prevent the adverse impact of frequent trading on Fund shareholders.
The CCO has defined frequent trading as one or more round-trip transactions in shares of the Fund within a 30-day period. If this occurs, the shareholder’s account will be subject to a 60-day warning period. If a second round-trip occurs before the conclusion of the 60-day warning period, a trading suspension will be placed on the account by the Fund’s Transfer Agent that will remain in effect for 90 days. The trading suspension will relate to purchases and exchange purchases (but not redemptions) in the Fund in which the frequent trading occurred. Exceptions to the trading policy will not normally be granted.
Transactions in the Prudential Investments money market funds are excluded from this policy. In addition, transactions by affiliated Prudential mutual funds, which are structured as “funds-of-funds,” and invest primarily in other mutual funds within the Prudential Investments fund family, are not subject to the limitations of the trading policy and are not considered frequent or short-term trading.
Each Fund reserves the right to reject or cancel, without prior notice, all additional purchases or exchanges into the Fund by a shareholder. Moreover, the Fund may direct a broker-dealer or other intermediary to block a shareholder account from future trading in the Fund. The Transfer Agent will monitor trading activity over $25,000 per account on a daily basis for a rolling 90-day period. If a purchase into the Fund is rejected or canceled, the shareholder will receive a return of the purchase amount.
Visit our website at www.prudentialfunds.com	136

If a Fund is offered to qualified plans on an omnibus basis or if Fund shares may be purchased through other omnibus arrangements, such as through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, or an administrator or trustee of a retirement plan (“Intermediaries”) that holds your shares in an account under its name, Intermediaries maintain the individual beneficial owner records and submit to the Fund only aggregate orders combining the transactions of many beneficial owners. The Fund itself generally cannot monitor trading by particular beneficial owners. The Fund has notified Intermediaries in writing that it expects the Intermediaries to impose restrictions on transfers by beneficial owners. Intermediaries may impose different or stricter restrictions on transfers by beneficial owners. Consistent with the restrictions described above, investments in the Fund through retirement programs administered by Prudential Retirement will be similarly identified for frequent purchases and redemptions and appropriately restricted.
The Transfer Agent also reviews the aggregate net flows in excess of $1 million. In those cases, the trade detail is reviewed to determine if any of the activity relates to potential offenders. In cases of omnibus orders, the Intermediary may be contacted by the Transfer Agent to obtain additional information. The Transfer Agent has the authority to cancel all or a portion of the trade if the information reveals that the activity relates to potential offenders. Where appropriate, the Transfer Agent may request that the Intermediary block a financial adviser or client from accessing the Fund. If necessary, the Fund may be removed from a particular Intermediary's platform.
Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent such trading, there is no guarantee that the Fund, the Transfer Agent or Intermediaries will be able to identify these shareholders or curtail their trading practices. The Fund does not have any arrangements intended to permit trading of its shares in contravention of the policies described above.
Telephone Redemptions or Exchanges
You may redeem your shares of a Fund if the proceeds of the redemption do not exceed $100,000 or exchange your shares in any amount by calling the Fund at (800) 225-1852 and communicating your instructions in good order to a customer service representative before 4:00 p.m. Eastern time. You will receive a redemption or exchange amount based on that day's NAV. Certain restrictions apply; please see the section entitled “How to Sell Your Shares—Restrictions on Sales” above for additional information. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern time, you will receive the following day's NAV if your order to sell or exchange is received after the close of regular trading on the NYSE.
The Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable for losses due to unauthorized or fraudulent telephone instructions if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable.
In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.
The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.
Expedited Redemption Privilege
If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Transfer Agent prior to 4:00 p.m. Eastern time to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.
137	Prudential Day One Funds

FINANCIAL HIGHLIGHTS
No financial information is available for the Funds as of the date of this Prospectus, as each Fund is new and has no prior financial information.
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FOR MORE INFORMATION Please read this Prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:
■ MAIL Prudential Mutual Fund Services LLC PO Box 9658 Providence, RI 02940 ■ WEBSITE www.prudentialfunds.com	■ TELEPHONE (800) 225-1852 (973) 367-3529 (from outside the US)

■ E-DELIVERY
To receive your mutual fund documents on-line, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

The Annual and Semi-Annual Reports and the SAI contain additional information about the Fund. Shareholders may obtain free copies of the SAI, Annual Report and Semi-Annual Report as well as other information about the Fund and may make other shareholder inquiries through the telephone number, address and website listed above.
■ STATEMENT OF ADDITIONAL INFORMATION (SAI) (incorporated by reference into this Prospectus) ■ SEMI-ANNUAL REPORT	■ ANNUAL REPORT (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)

You can also obtain copies of Fund documents, including the SAI, from the Securities and Exchange Commission as follows (the SEC charges a fee to copy documents):
■ MAIL Securities and Exchange Commission Public Reference Section 100 F Street, NE Washington, DC 20549-1520 ■ ELECTRONIC REQUEST publicinfo@sec.gov	■ IN PERSON Public Reference Room located at 100 F Street, NE in Washington, DC For hours of operation, call (202) 551-8090 ■ VIA THE INTERNET on the EDGAR Database at www.sec.gov

Prudential Day One Income Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDADX	PDAEX	PDAFX	PDAGX	PDAHX	PDAJX
CUSIP	74445D109	74445D208	74445D307	74445D406	74445D505	74445D604

Prudential Day One 2010 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDBDX	PDBEX	PDBFX	PDBGX	PDBHX	PDBJX
CUSIP	74445D703	74445D802	74445D885	74445D877	74445D869	74445D851

Prudential Day One 2015 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDCDX	PDCEX	PDCFX	PDCGX	PDCHX	PDCJX
CUSIP	74445D844	74445D836	74445D828	74445D810	74445D794	74445D786
Prudential Day One 2020 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDDDX	PDDEX	PDDFX	PDDGX	PDDHX	PDDJX
CUSIP	74445D778	74445D760	74445D752	74445D745	74445D737	74445D729

Prudential Day One 2025 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDEDX	PDEEX	PDEFX	PDEGX	PDEHX	PDEJX
CUSIP	74445D711	74445D695	74445D687	74445D679	74445D661	74445D653

Prudential Day One 2030 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDFCX	PDFEX	PDFFX	PDFGX	PDFHX	PDFJX
CUSIP	74445D646	74445D638	74445D620	74445D612	74445D596	74445D588

Prudential Day One 2035 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDGCX	PDGEX	PDGFX	PDGGX	PDGHX	PDGJX
CUSIP	74445D570	74445D562	74445D554	74445D547	74445D539	74445D521

Prudential Day One 2040 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDHDX	PDHEX	PDHFX	PDHGX	PDHHX	PDHJX
CUSIP	74445D513	74445D497	74445D489	74445D471	74445D463	74445D455

Prudential Day One 2045 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDIDX	PDIEX	PDIKX	PDIGX	PDIHX	PDIJX
CUSIP	74445D448	74445D430	74445D422	74445D414	74445D398	74445D380

Prudential Day One 2050 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDJDX	PDJEX	PDJFX	PDJGX	PDJHX	PDJJX
CUSIP	74445D372	74445D364	74445D356	74445D349	74445D331	74445D323

Prudential Day One 2055 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDKDX	PDKEX	PDKFX	PDKGX	PDKHX	PDKJX
CUSIP	74445D315	74445D299	74445D281	74445D273	74445D265	74445D257

Prudential Day One 2060 Fund
Share Class	R1	R2	R3	R4	R5	R6
NASDAQ	PDLDX	PDLEX	PDLFX	PDLGX	PDLHX	PDLJX
CUSIP	74445D240	74445D232	74445D224	74445D216	74445D190	74445D182
MF236STAT	The Funds' Investment Company Act File No. 811-09439

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS
Prudential Day One Funds
STATEMENT OF ADDITIONAL INFORMATION	December 13, 2016
This Statement of Additional Information (SAI) of Prudential Day One Funds, each a series of Prudential Investment Portfolios 5 (PIP 5), is not a prospectus and should be read in conjunction with the Prospectus of the Funds dated December 13, 2016. The Prospectus can be obtained, without charge, by calling (800) 225-1852 or by writing to Prudential Mutual Fund Services LLC, P.O. Box 9658, Providence, RI 02940. This SAI has been incorporated by reference into the Funds' Prospectus.
The Prudential Day One Funds are new and therefore no audited financial statements or other financial information are available.
PRUDENTIAL DAY ONE INCOME FUND
R1: PDADX	R2: PDAEX	R3: PDAFX	R4: PDAGX	R5: PDAHX	R6: PDAJX

PRUDENTIAL DAY ONE 2010 FUND
R1: PDBDX	R2: PDBEX	R3: PDBFX	R4: PDBGX	R5: PDBHX	R6: PDBJX

PRUDENTIAL DAY ONE 2015 FUND
R1: PDCDX	R2: PDCEX	R3: PDCFX	R4: PDCGX	R5: PDCHX	R6: PDCJX

PRUDENTIAL DAY ONE 2020 FUND
R1: PDDDX	R2: PDDEX	R3: PDDFX	R4: PDDGX	R5: PDDHX	R6: PDDJX

PRUDENTIAL DAY ONE 2025 FUND
R1: PDEDX	R2: PDEEX	R3: PDEFX	R4: PDEGX	R5: PDEHX	R6: PDEJX

PRUDENTIAL DAY ONE 2030 FUND
R1: PDFCX	R2: PDFEX	R3: PDFFX	R4: PDFGX	R5: PDFHX	R6: PDFJX

PRUDENTIAL DAY ONE 2035 FUND
R1: PDGCX	R2: PDGEX	R3: PDGFX	R4: PDGGX	R5: PDGHX	R6: PDGJX

PRUDENTIAL DAY ONE 2040 FUND
R1: PDHDX	R2: PDHEX	R3: PDHFX	R4: PDHGX	R5: PDHHX	R6: PDHJX

PRUDENTIAL DAY ONE 2045 FUND
R1: PDIDX	R2: PDIEX	R3: PDIKX	R4: PDIGX	R5: PDIHX	R6: PDIJX

PRUDENTIAL DAY ONE 2050 FUND
R1: PDJDX	R2: PDJEX	R3: PDJFX	R4: PDJGX	R5: PDJHX	R6: PDJJX

PRUDENTIAL DAY ONE 2055 FUND
R1: PDKDX	R2: PDKEX	R3: PDKFX	R4: PDKGX	R5: PDKHX	R6: PDKJX

PRUDENTIAL DAY ONE 2060 FUND
R1: PDLDX	R2: PDLEX	R3: PDLFX	R4: PDLGX	R5: PDLHX	R6: PDLJX
To enroll in an e-delivery, go to prudentialfunds.com/edelivery
MF236B

3	PART I
3	INTRODUCTION
3	GLOSSARY
4	FUND CLASSIFICATION, INVESTMENT objectives & POLICIES
5	INVESTMENT RISKS AND CONSIDERATIONS
23	INVESTMENT RESTRICTIONS
24	INFORMATION ABOUT BOARD MEMBERS AND OFFICERS
31	MANAGEMENT & ADVISORY ARRANGEMENTS
38	OTHER SERVICE PROVIDERS
38	DISTRIBUTION OF FUND SHARES
39	COMPUTATION OF OFFERING PRICE PER SHARE
39	PORTFOLIO TRANSACTIONS & BROKERAGE
41	ADDITIONAL INFORMATION
42	PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS
42	FINANCIAL STATEMENTS
43	PART II
43	PURCHASE, REDEMPTION AND PRICING OF FUND SHARES
45	NET ASSET VALUE
47	SHAREHOLDER SERVICES
49	TAXES, DIVIDENDS AND DISTRIBUTIONS
56	DISCLOSURE OF PORTFOLIO HOLDINGS
58	PROXY VOTING
59	CODES OF ETHICS
59	APPENDIX I: PROXY VOTING POLICIES OF THE SUBADVISER
60	APPENDIX II: DESCRIPTIONS OF SECURITY RATINGS

PART I
INTRODUCTION
This SAI sets forth information about the Prudential Day One Funds which consist of Prudential Day One Income Fund (the Income Fund), Prudential Day One 2010 Fund (the 2010 Fund), Prudential Day One 2015 Fund (the 2015 Fund), Prudential Day One 2020 Fund (the 2020 Fund), Prudential Day One 2025 Fund (the 2025 Fund), Prudential Day One 2030 Fund (the 2030 Fund), Prudential Day One 2035 Fund (the 2035 Fund), Prudential Day One 2040 Fund (the 2040 Fund), Prudential Day One 2045 Fund (the 2045 Fund), Prudential Day One 2050 Fund (the 2050 Fund), Prudential Day One 2055 Fund (the 2055 Fund), and Prudential Day One 2060 Fund (the 2060 Fund, and collectively, the Funds or the Target Date Funds and each, a Fund).
Each of the Target Date Funds is a series of Prudential Investment Portfolios 5 (the Trust). This SAI provides information about certain of the securities, instruments, policies and strategies that are used by the Funds in seeking to achieve their objectives. This SAI also provides additional information about the Funds' Board of Trustees (hereafter referred to as Board Members), the advisory services provided to and the management fees paid by the Funds and information about other fees paid by and services provided to the Funds.
In addition to the Funds, Prudential Jennison Conservative Growth Fund, Prudential Jennison Rising Dividend Fund and Prudential QMA US Core Equity Fund are also series of the Trust.
Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI:
GLOSSARY
Term	Definition
ADR	American Depositary Receipt
ADS	American Depositary Share
Board	Fund’s Board of Directors or Trustees
Board Member	A trustee or director of the Fund’s Board
CEA	Commodity Exchange Act, as amended
CFTC	US Commodity Futures Trading Commission
Code	Internal Revenue Code of 1986, as amended
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
EDR	European Depositary Receipt
Fannie Mae	Federal National Mortgage Association
FDIC	Federal Deposit Insurance Corporation
Fitch	Fitch Ratings, Inc.
Freddie Mac	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
Ginnie Mae	Government National Mortgage Association
IPO	Initial Public Offering
IRS	Internal Revenue Service
1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
1940 Act Laws, Interpretations and Exemptions	Exemptive order, SEC release, no-action letter or similar relief or interpretations, collectively
LIBOR	London Interbank Offered Rate
Manager or PI	Prudential Investments LLC
Moody’s	Moody’s Investor Services, Inc.
NASDAQ	National Association of Securities Dealers Automated Quotations System
NAV	Net Asset Value
NRSRO	Nationally Recognized Statistical Rating Organization

Term	Definition
NYSE	New York Stock Exchange
OTC	Over the Counter
Prudential	Prudential Financial, Inc.
PMFS	Prudential Mutual Fund Services LLC
REIT	Real Estate Investment Trust
RIC	Regulated Investment Company, as the term is used in the Internal Revenue Code of 1986, as amended
S&P	Standard & Poor’s Corporation
SEC	US Securities & Exchange Commission
World Bank	International Bank for Reconstruction and Development
FUND CLASSIFICATION, INVESTMENT objectives & POLICIES
Each Fund is a diversified series of the Trust. The investment objective of each Fund is to seek a balance between growth and conservation of capital.
The Funds may not be successful in achieving their objectives and you could lose money.
While the principal investment policies and strategies for seeking to achieve the Funds’ objectives are described in the Prospectus, the Funds may from time to time also use the securities, instruments, policies and principal and non-principal strategies that are further described in the following section, entitled “Investment Risks and Considerations,” in seeking to achieve their objective.
The Funds also may invest from time to time in certain types of investments and investment strategies that are not discussed below.
Each Fund pursues its objective by investing in a diversified portfolio of other mutual funds within the Prudential Investments fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. Each Fund invests in multiple Underlying Funds providing exposure to equity, fixed income, and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include US large cap equity, mid-cap equity and small cap equity, as well as international developed markets equity, emerging markets equity and other non-US securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including bonds rated below investment grade. Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
Each Target Date Fund other than the Income Fund is managed to a specific “target date” (2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 or 2060), and is designed for investors that either have retired or are planning to retire in or near the target date but who intend to maintain their investment in the Fund over a period of time after the target date. For example, the 2060 Fund is designed for investors expecting to retire in or close to the year 2060 but who plan to withdraw the value of their investments over a period of time. In addition to the anticipated retirement date, relevant factors for Target Date Fund selection may include age, risk tolerance, other investments owned, and planned withdrawals. As a Fund nears its target date, the assets of the Fund are generally adjusted toward a more conservative mix, for example, toward a greater proportion of bonds than stocks. This continuous adjustment toward less risky assets is known as the Target Date Fund’s “Glidepath.”
The Funds are designed to relieve investors from the onus of making asset allocation decisions throughout their careers by having investment professionals make those decisions instead. Each Fund offers investors a means to manage their long-term investments in light of that Fund’s time horizon and related risk level. By investing in the Underlying Funds, each Fund pursues its investment objective by investing indirectly in a mix of equity securities, fixed-income equity securities and non-traditional asset classes. The asset allocation strategy and Glidepath of each Fund are intended to provide the potential that the investor’s investment in the Fund will provide a source of retirement income. There is no guarantee, however, that any Fund will meet its investment objective or provide a source of retirement income. A Target Date Fund can suffer losses near, at, or after the target date.
The subadviser allocates each Fund’s assets among the Underlying Funds according to the Fund’s allocation targets. Each Target Date Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. Each Target Date Fund, including the Income Fund, currently allocates approximately 10% of its assets to non-traditional asset classes. Each Target Date Fund’s asset allocations to Underlying Funds will follow a Glidepath that becomes more conservative as the applicable target date approaches, by reducing exposure to equity investments and increasing exposure to fixed-income investments. The Glidepath continues to adjust allocations in this manner for approximately ten years past the target date. For example, the Target Date Fund with the longest

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duration until its target year may initially allocate approximately 97% of its assets to equity and non-traditional investments and approximately 3% of its assets to fixed income investments. In contrast, ten years after its target date and continuing thereafter, the asset allocation of a Target Date Fund will be similar to that of the Income Fund, with approximately 35% of its assets allocated to equity and non-traditional investments, and approximately 65% of its assets allocated to fixed income investments. The foregoing example is based on current allocations, which are subject to change.
The Funds’ Prospectus also discusses the investment objectives and principal investment strategies of each of the Underlying Funds in which the Funds may invest. In pursuing their investment objectives, each of the Underlying Funds is permitted to engage in a wide range of investment policies. Because the Funds invest in the Underlying Funds, shareholders of each Fund will be affected by these investment policies in direct proportion to the amount of assets each Fund allocates to the Underlying Funds pursuing such policy. This SAI also contains supplemental information concerning the types of securities, instruments, policies and principal and non-principal strategies used by the Underlying Funds and certain risks attendant to such investments, policies and strategies.
There is no guarantee that the investment objectives of the Underlying Funds will be achieved.
INVESTMENT RISKS AND CONSIDERATIONS
Set forth below are descriptions of the types of investments and investment strategies that the Funds and the Underlying Funds may use and the risks and considerations associated with those investments and investment strategies. Please also see the Prospectus of the Funds and the “Fund Classification, Investment Objectives & Policies” section of this SAI.
Because the Funds invest in the Underlying Funds, rather than directly in securities or other instruments, the strategies and risks below are described principally by reference to the Underlying Funds. The strategies and risks described below may not apply to all of the Underlying Funds. Unless otherwise specified, references to a “Fund” apply to each Fund and Underlying Fund.
BORROWING AND LEVERAGE. Unless noted otherwise, a Fund may borrow up to 33 1⁄3% of the value of its total assets (calculated at the time of the borrowing). A Fund may pledge up to 33 1⁄3% of its total assets to secure these borrowings. If a Fund’s asset coverage for borrowings falls below 300%, a Fund will take prompt action to reduce borrowings. If a Fund borrows to invest in securities, any investment gains made on the securities in excess of interest paid on the borrowing will cause the NAV of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to a Fund, the NAV of a Fund’s shares will decrease faster than would otherwise be the case. This is the speculative factor known as “leverage.” In addition, a Fund may use certain investment management techniques (collectively, “effective leverage”), such as certain derivatives, that may provide leverage and are not subject to the borrowing limitation noted above.
A Fund may borrow from time to time, at the discretion of the subadviser, to take advantage of investment opportunities, when yields on available investments exceed interest rates and other expenses of related borrowing, or when, in the subadviser's opinion, unusual market conditions otherwise make it advantageous for a Fund to increase its investment capacity. A Fund will only borrow when there is an expectation that it will benefit a Fund after taking into account considerations such as interest income and possible losses upon liquidation. Borrowing by a Fund creates an opportunity for increased net income but, at the same time, creates risks, including the fact that leverage may exaggerate changes in the NAV of Fund shares and in the yield on a Fund. Unless otherwise stated, a Fund may borrow through forward rolls, dollar rolls or reverse repurchase agreements.
CURRENCY FUTURES. A Fund may seek to enhance returns or hedge against the decline in the value of a currency through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See the sub-section entitled “Futures.” Currency futures involve substantial currency risk, and also involve leverage risk.
CURRENCY OPTIONS. A Fund may seek to enhance returns or hedge against the decline in the value of a currency against the US dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See “Types of Options” and “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives” in this SAI. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.
CYBER SECURITY RISK. With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, a Fund is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches, whether deliberate or unintentional, arising from a Fund’s third-party service providers (e.g., custodians, financial intermediaries, transfer agents), subadviser, shareholder usage of unsecure systems to access personal accounts, as well as breaches suffered by the issuers of securities in which a Fund invests, may cause significant disruptions in the business operations of a Fund. Potential impacts may include, but are not limited to, potential financial losses for a Fund and the issuers’ securities, the inability of shareholders to conduct transactions with a Fund, an inability of a Fund to calculate NAV, and disclosures of personal or confidential shareholder information.
In addition to direct impacts on Fund shareholders, cyber security failures by a Fund and/or its service providers and others may result in regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs to a Fund, and reputational damage. A Fund may incur reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. A Fund may also incur considerable expenses in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although a Fund and its service providers and subadviser may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, a Fund cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the subadviser, and the issuers in which a Fund invests.
DEBT SECURITIES. A Fund may invest in debt securities, such as bonds, that involve credit risk. This is the risk that the issuer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Fund’s investment in that issuer. Credit risk is reduced to the extent a Fund invests its assets in US Government securities. All debt securities, however, are subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. A Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. A Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
DEPOSITARY RECEIPTS. A Fund may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs and ADSs are receipts or shares typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe that evidence a similar ownership arrangement. GDRs are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs and ADSs, in registered form, are designed for use in the US securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.
A Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted or exchanged.
DERIVATIVES. A Fund may use instruments referred to as derivatives. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow a Fund to increase or decrease the level of risk to which a Fund is exposed more

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quickly and efficiently than transactions in other types of instruments. A Fund may use derivatives for hedging purposes. A Fund may also use derivatives to seek to enhance returns. The use of a derivative is speculative if a Fund is primarily seeking to achieve gains, rather than offset the risk of other positions. When a Fund invests in a derivative for speculative purposes, a Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. A Fund may not use any derivative to gain exposure to an asset or class of assets that a Fund would be prohibited by its investment restrictions from purchasing directly.
A discussion of the risk factors relating to derivatives is set out in the sub-section entitled “Risk Factors Involving Derivatives.”
RISK FACTORS INVOLVING DERIVATIVES. Derivatives are volatile and involve significant risks, including:
Counterparty Risk—the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to a Fund.
Currency Risk—the risk that changes in the exchange rate between two currencies will adversely affect the value (in US dollar terms) of an investment.
Leverage Risk—the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk—the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Regulatory Risk—the risk that new regulation of derivatives may make them more costly, may limit their availability, or may otherwise affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule would require changes to a Fund’s use of derivatives.
The use of derivatives for hedging purposes involves correlation risk. If the value of the derivative moves more or less than the value of the hedged instruments, a Fund will experience a gain or loss that will not be completely offset by movements in the value of the hedged instruments.
A Fund intends to enter into transactions involving derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives.” However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or a Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a derivative without incurring substantial losses, if at all.
Certain transactions in derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose a Fund to potential losses, which exceed the amount originally invested by a Fund. When a Fund engages in such a transaction, a Fund will deposit in a segregated account at its custodian liquid securities or cash and cash equivalents with a value at least equal to a Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC). Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit a Fund’s exposure to loss.
ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS; LIMITATIONS ON THE USE OF OTC DERIVATIVES. Certain derivatives traded in OTC markets, including indexed securities, certain swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for a Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for a Fund to ascertain a market value for such instruments. A Fund will, therefore, acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the subadviser anticipates a Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.
Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparties, a Fund is at risk that its counterparties will become bankrupt or otherwise fail to honor their obligations. A Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in derivatives traded in OTC markets only with financial institutions that appear to have substantial capital or that have provided a Fund with a third-party guaranty or other credit enhancement.

EXCHANGE-TRADED FUNDS. The Fund may invest in ETFs. ETFs, which may be unit investment trusts or mutual funds, typically hold portfolios of securities designed to track the performance of various broad securities indexes or sectors of such indexes. ETFs provide another means, in addition to futures and options on indexes, of including exposure to global equities, global bonds, commodities and currencies markets in the Fund’s investment portfolio. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such ETF.
FOREIGN INVESTMENTS. A Fund may invest in foreign equity and/or debt securities. Foreign debt securities include certain foreign bank obligations and US dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.
Foreign Market Risk. Foreign securities offer the potential for more diversification than if a Fund invests only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities in the United States. However, such investments involve special risks not present in US investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.
Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer a Fund’s assets or income back into the United States, or otherwise adversely affect a Fund’s operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.
Currency Risk and Exchange Risk. Securities in which a Fund invests may be denominated or quoted in currencies other than the US dollar. Changes in foreign currency exchange rates will affect the value of a Fund’s portfolio. Generally, when the US dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer US dollars. Conversely, when the US dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more US dollars. This risk, generally known as “currency risk,” means that a stronger US dollar will reduce returns for US investors while a weak US dollar will increase those returns.
Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less rigorously than the United States. Some countries may not have laws to protect investors comparable to the US securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as US accounting standards, it may be harder for Fund management to completely and accurately determine a company's financial condition.
Certain Risks of Holding Fund Assets Outside the United States. A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund as compared to investment companies that invest only in the United States.
Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of US investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain

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foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or there is a delay in settling a purchase of securities, a Fund may miss attractive investment opportunities and certain assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or there is a delay in settling a sale of securities, a Fund may lose money if the value of the security then declines or, if there is a contract to sell the security to another party, a Fund could be liable to that party for any losses incurred.
Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, thereby reducing the amount available for distribution to shareholders.
RECENT EVENTS IN EUROPEAN COUNTRIES. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.
INVESTMENT IN EMERGING MARKETS. A Fund may invest in securities of issuers domiciled in various emerging market countries. Specifically, an emerging market country is any country included as an emerging market country in the MSCI All Country World Index (ACWI), a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of June 30, 2016, the MSCI ACWI consisted of 23 developed country indices and 23 emerging market country indices. The developed countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging markets countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. This list is subject to change from time to time.
A Fund may also invest in securities of issuers domiciled in various frontier market countries. Specifically, a frontier market country is any country included as a frontier market country in the MSCI Frontier Markets Index, a free float-adjusted market capitalization index that is designed to measure equity market performance of frontier markets. As of June 30, 2016, the MSCI Frontier Market Index consisted of 23 frontier market country indices. The frontier countries include Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Lithuania, Mauritius, Morocco, Nigeria, Oman, Pakistan, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, and Vietnam. This list is subject to change from time to time.
Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks not involved in investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-US or US governmental laws or restrictions applicable to such investments, (iv) national policies that may limit a Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack or relatively early development of legal structures governing private and non-US investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on non-US investors.
Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for a Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected markets.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those governing US companies. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of a Fund’s acquisition or disposal of securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.
RISKS OF INVESTING IN ASIA-PACIFIC COUNTRIES. In addition to the risks of foreign investing and the risks of investing in emerging markets, the developing market Asia-Pacific countries in which a Fund may invest are subject to certain additional or specific risks. There is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. These factors, combined with the US regulatory requirements for open-end investment companies and the restrictions on foreign investment discussed below, result in potentially fewer investment opportunities for a Fund and may have an adverse impact on the investment performance of a Fund.
Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many such countries, such as Indonesia, have a heavy role in regulating and supervising the economy. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also present risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.
The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on a Fund. For example, while the potential liability of a shareholder in a US corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market Asia-Pacific countries. Similarly, the rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of US corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.
Governments of many developing market Asia-Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing market Asia-Pacific countries, which could affect private sector companies and a Fund itself, as well as the value of securities in a Fund’s portfolio. In addition, economic statistics of developing market Asia-Pacific countries may be less reliable than economic statistics of more developed nations.
In addition to the relative lack of publicly available information about developing market Asia-Pacific issuers and the possibility that such issuers may not be subject to the same accounting, auditing and financial reporting standards as US companies, inflation accounting rules in some developing market Asia-Pacific countries require companies that keep accounting records in the local currency, for both tax and accounting purposes, to restate certain assets and liabilities on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain developing market Asia-Pacific companies. Satisfactory custodial services for investment securities may not be available in some developing Asia-Pacific countries, which may result in a Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.

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Certain developing Asia-Pacific countries, such as the Philippines, India and Turkey, are especially large debtors to commercial banks and foreign governments. Fund management may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular developing Asia-Pacific country. A Fund may invest in countries in which foreign investors, including management of a Fund, have had no or limited prior experience.
Restrictions on Foreign Investments in Asia-Pacific Countries. Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. There can be no assurance that a Fund will be able to obtain required governmental approvals in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to a Fund’s purchase of such securities may have an adverse effect on the value of such shares. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.
The manner in which foreign investors may invest in companies in certain developing Asia-Pacific countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund. For example, a Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of a Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which a Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but subsequently learns, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving a Fund of the ability to make its desired investment at that time.
Substantial limitations may exist in certain countries with respect to a Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Fund of any restrictions on investments. For example, in September 1998, Malaysia imposed currency controls that limited funds’ ability to repatriate proceeds of Malaysian investments. It is possible that Malaysia, or certain other countries may impose similar restrictions or other restrictions relating to their currencies or to securities of issuers in those countries. To the extent that such restrictions have the effect of making certain investments illiquid, securities may not be available to meet redemptions. Depending on a variety of financial factors, the percentage of a Fund’s portfolio subject to currency controls may increase. In the event other countries impose similar controls, the portion of a Fund’s assets that may be used to meet redemptions may be further decreased. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund. For example, funds may be withdrawn from the People’s Republic of China only in US or Hong Kong dollars and only at an exchange rate established by the government once each week. In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts a Fund’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may restrict a Fund’s investments in certain foreign banks and other financial institutions.
In addition to the risks listed above, investing in China presents additional risks. Investing in China involves a high degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. Such risks may include: (a) the risk of nationalization or expropriation of assets or confiscatory taxation; (b) greater social, economic and political uncertainty (including the risk of war and social unrest); (c) dependency on exports and the corresponding importance of international trade; (d) the increasing competition from Asia’s other low-cost emerging economies; (e) greater price volatility and significantly smaller market capitalization of securities markets; (f) substantially less liquidity, particularly of certain share classes of Chinese securities; (g) currency exchange rate fluctuations and the lack of available currency hedging instruments; (h) higher rates of inflation; (i) controls on foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for US dollars; (j) greater governmental involvement in and control over the economy; (k) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (l) the fact that China companies, particularly those located in China, may be smaller, less seasoned and newly-organized; (m) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (n) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the US or other economies; (o) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (p) the fact that the settlement period of securities transactions in foreign markets may be longer; (q) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (r) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; and (s) the rapidity and erratic nature of growth, particularly in China, resulting in efficiencies and dislocations.

Investment in China is subject to certain political risks. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. The political reunification of China and Taiwan is a highly problematic issue and is unlikely to be settled in the near future. This situation poses a threat to Taiwan’s economy and could negatively affect its stock market.
Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region of the People’s Republic of China under the principle of “one country, two systems.” Although China is obligated to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Any attempt by China to tighten its control over Hong Kong’s political, economic, legal or social policies may result in an adverse effect on Hong Kong’s markets. Uncertainty over Hong Kong’s political future arising from interactions with China has resulted in social unrest, which could in turn cause uncertainty in the markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the US dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because a Fund's NAV is denominated in US dollars, the establishment of an alternative exchange rate system could result in a decline in a Fund’s NAV.
The Chinese economy has grown rapidly during the past several years but there is no assurance that this growth rate will be maintained. In fact, the Chinese economy may experience a significant slowdown as a result of, among other things, a deterioration in global demand for Chinese exports, as well as contraction in spending on domestic goods by Chinese consumers. In addition, China may experience substantial rates of inflation or economic recessions, which would have a negative effect on the economy and securities market. Delays in enterprise restructuring, slow development of well-functioning financial and widespread corruption have also hindered performance of the Chinese economy. China continues to receive substantial pressure from trading partners to liberalize official currency exchange rates.
FORWARD FOREIGN EXCHANGE TRANSACTIONS. Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Fund will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position, or to seek to enhance returns. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which a Fund has received or anticipates receiving a dividend or distribution.
A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of a Fund is denominated or by purchasing a currency in which a Fund anticipates acquiring a portfolio position in the near future. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and liquidity risk.
RISK FACTORS IN HEDGING FOREIGN CURRENCY. Hedging transactions involving Currency Instruments have substantial risks, including correlation risk. While a Fund’s use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the NAV of a Fund’s shares, the NAV of a Fund’s shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that a Fund’s hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements that do not occur, a Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.
In connection with its trading in forward foreign currency contracts, a Fund will contract with a foreign or domestic bank, or a foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, a Fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive a Fund of any profit potential or force a Fund to cover its commitments for resale, if any, at the then market price and could result in a loss to a Fund.

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It may not be possible for a Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that a Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging. The cost to a Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved.
FUTURES. A Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract a Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, a Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.
The sale of a futures contract limits a Fund’s risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.
The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when a Fund was attempting to identify specific securities in which to invest in a market a Fund believes to be attractive. In the event that such securities decline in value or a Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, a Fund may realize a loss relating to the futures position.
A Fund is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices in connection with its hedging activities. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which a Fund entered into futures transactions. A Fund may purchase put options or write (i.e., sell) call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, a Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which a Fund intends to purchase.
A Fund may only write “covered” put and call options on futures contracts. A Fund will be considered “covered” with respect to a call option written on a futures contract if a Fund owns the assets that are deliverable under the futures contract or an option to purchase that futures contract having a strike price equal to or less than the strike price of the “covered” option and having an expiration date not earlier than the expiration date of the “covered” option, or if it segregates for the term of the option cash or other liquid assets equal to the fluctuating value of the optioned future. A Fund will be considered “covered” with respect to a put option written on a futures contract if a Fund owns an option to sell that futures contract having a strike price equal to or greater than the strike price of the “covered” option, or if a Fund segregates for the term of the option cash or other liquid assets at all times equal in value to the exercise price of the put (less any initial margin deposited by a Fund with its futures custody manager or as otherwise permitted by applicable law with respect to such option). There is no limitation on the amount of a Fund’s assets that can be segregated.
The Manager has filed a notice of exclusion from registration as a “commodity pool operator” with respect to each Fund under CFTC Rule 4.5 and, therefore, is not subject to registration or regulation with respect to a Fund under the CEA. In order for the Manager to claim exclusion from registration as a “commodity pool operator” under the CEA, a Fund is limited in its ability to trade instruments subject to the CFTC’s jurisdiction, including commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or other investments (whether directly or indirectly through investments in other investment vehicles). Under this exclusion, a Fund must satisfy one of the following two trading limitations whenever it enters into a new commodity trading position: (1) the aggregate initial margin and premiums required to establish a Fund’s positions in CFTC-regulated instruments may not exceed 5% of the liquidation value of a Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of a Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). A Fund would not be required to consider its exposure to such instruments if they were held for “bona fide hedging” purposes, as such term is defined in the rules of the CFTC. In addition to meeting one of the foregoing trading limitations, a Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the markets for CFTC-regulated instruments.

HEDGING. Hedging is a strategy in which a derivative or security is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by a Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to hedge effectively its portfolio. There is also a risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom a Fund has an open position in an option, a futures contract or a related option.
There can be no assurance that a Fund’s hedging strategies will be effective or that hedging transactions will be available to a Fund. A Fund is not required to engage in hedging transactions and a Fund may choose not to do so from time to time.
ILLIQUID OR RESTRICTED SECURITIES. A Fund may invest in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid securities may restrict the ability of a Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when a Fund redeems shares or pays dividends, and could result in a Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments. A Fund may invest in securities that are not registered (restricted securities) under the 1933 Act. A Fund is subject to a maximum of 15% of net assets invested in illiquid securities.
Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by a Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration. Certain of a Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict a Fund’s ability to conduct portfolio transactions in such securities.
A Fund may purchase restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. The Board has determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Board. The Board has adopted guidelines and delegated to the Manager the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will continue to develop, the Board will carefully monitor a Fund’s investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.
INVESTMENT IN OTHER INVESTMENT COMPANIES. A Fund may invest in other investment companies, including ETFs. In accordance with the 1940 Act, a Fund may invest up to 10% of its total assets in securities of other investment companies. In addition, under the 1940 Act, a Fund may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of a Fund’s total assets may be invested in securities of any single investment company.
Notwithstanding the limits discussed above, a Fund may invest in other investment companies without regard to the limits set forth above provided that a Fund complies with Rules 12d1-1, 12d1-2 and 12d1-3 promulgated by the SEC under the 1940 Act or otherwise permitted by the 1940 Act Laws, Interpretations and Exemptions.
As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares in other investment companies, shareholders would bear both their proportionate share of expenses in a Fund (including management and advisory fees) and, indirectly, their proportionate shares of the expenses of such investment companies (including management and advisory fees).

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JUNK BONDS. Junk bonds are debt securities that are rated below investment grade by a NRSRO or are unrated securities that the subadviser believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for a Fund. The major risks of junk bond investments include the following:
■	Junk bonds are issued by less creditworthy issuers. These securities are vulnerable to adverse changes in the issuer's economic condition and to general economic conditions. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.
■	The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. If the issuer experiences financial stress, it may be unable to meet its debt obligations.
■	Junk bonds are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations.
■	Junk bonds frequently have redemption features that permit an issuer to repurchase the security from a Fund before it matures. If an issuer redeems the junk bonds, a Fund may have to invest the proceeds in bonds with lower yields and may lose income.
■	Prices of junk bonds are subject to extreme price fluctuations. Negative economic developments may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.
■	Junk bonds may be less liquid than higher rated fixed-income securities even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of a Fund’s portfolio securities than in the case of securities trading in a more liquid market.
■	A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
MONEY MARKET INSTRUMENTS. A Fund may invest in money market instruments. Money market instruments include cash equivalents and short-term obligations of US banks, non-US government securities, certificates of deposit and short-term obligations issued or guaranteed by the US Government or its agencies. Money market instruments also include bankers' acceptances, commercial paper, certificates of deposit and Eurodollar obligations issued or guaranteed by bank holding companies in the US, their subsidiaries and non-US branches, by non-US banking institutions, and by the World Bank and other multinational instrumentalities, as well as commercial paper and other short-term obligations of, and variable amount master demand notes, variable rate notes and funding agreements issued by, US and non-US corporations.
OPTIONS ON SECURITIES AND SECURITIES INDEXES.
TYPES OF OPTIONS. A Fund may engage in transactions in options on individual securities, baskets of securities or securities indices, or particular measurements of value or rate (an “index”), such as an index of the price of treasury securities or an index representative of short term interest rates. Such investments may be made on exchanges and in OTC markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives.”
CALL OPTIONS. A Fund may purchase call options on any of the types of securities or instruments in which it may invest. A call option gives a Fund the right to buy, and obligates the seller to sell, the underlying security at the exercise price at any time during the option period. A Fund also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.
A Fund may only write (i.e., sell) covered call options on the securities or instruments in which it may invest and enter into closing purchase transactions with respect to certain of such options, provided such options are “covered,” as defined herein. A covered call option is an option in which a Fund owns the underlying security or has an absolute and immediate right to acquire that security, without additional consideration (or for additional consideration held in a segregated account by its custodian), upon conversion or exchange of other securities currently held in its portfolio or with respect to which a Fund holds cash or other liquid assets segregated within a Fund’s account at the custodian or in a separate segregation account at the custodian. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, a Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund’s ability to sell the underlying security will be limited while the option is in effect unless a Fund enters into a closing purchase transaction. A closing purchase transaction cancels out a Fund’s position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against a decline in the price of the underlying security. Also, with respect to call options written by a Fund that are covered only by segregated portfolio securities, a Fund is exposed to the risk of loss equal to the amount by which the price of the underlying securities rises above the exercise price.
PUT OPTIONS. A Fund may purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. By buying a put option, a Fund acquires a right to sell such underlying securities or instruments at the exercise price, thus limiting a Fund’s risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Fund’s position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. A Fund also may purchase uncovered put options.
A Fund may write (i.e., sell) put options on the types of securities or instruments that may be held by a Fund, provided that such put options are covered (as described above, covered options are secured by cash or other liquid assets held in a segregated account or the referenced security). A Fund will receive a premium for writing a put option, which increases a Fund’s return.
REAL ESTATE INVESTMENT TRUSTS. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs must also meet certain requirements under the Code to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code affecting their tax status.
REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.
Investing in certain REITs involves risks similar to those associated with investing in small capitalization companies. These REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage. A Fund’s investments in REITs may subject a Fund to duplicate management and/or advisory fees.
REAL ESTATE RELATED SECURITIES. Although a Fund may not invest directly in real estate, a Fund may invest in securities of issuers that are principally engaged in the real estate industry. Therefore, an investment by a Fund is subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risks associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and unfavorable changes in interest rates. To the extent that assets underlying a Fund’s investments are concentrated geographically, by property type or in certain other respects, a Fund may be subject to certain of the foregoing risks to a greater extent.

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Investments by a Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights. In addition, if a Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities a Fund owns, the receipt of such income may adversely affect a Fund’s ability to retain its federal income tax status as a RIC because of certain income source requirements applicable to regulated investment companies under the Code.
REPURCHASE AGREEMENTS. A Fund may invest in securities pursuant to repurchase agreements. A Fund will enter into repurchase agreements only with parties meeting creditworthiness standards as set forth in a Fund’s repurchase agreement procedures.
Under such agreements, the other party agrees, upon entering into the contract with a Fund, to repurchase the security at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, although such return may be affected by currency fluctuations. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser.
In the case of a repurchase agreement, as a purchaser, a Fund will require all repurchase agreements to be fully collateralized at all times by cash or other liquid assets in an amount at least equal to the resale price. The seller is required to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by a Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs or possible losses in connection with disposition of the collateral.
A Fund may participate in a joint repurchase agreement account with other investment companies managed by the Manager pursuant to an order of the SEC. On a daily basis, any uninvested cash balances of a Fund may be aggregated with those of such investment companies and invested in one or more repurchase agreements. A Fund participates in the income earned or accrued in the joint account based on the percentage of its investment.
SECURITIES LENDING. Unless otherwise noted, a Fund may lend its portfolio securities to brokers, dealers and other financial institutions subject to applicable regulatory requirements and guidance, including the requirements that: (1) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of a Fund; (2) the borrower pledge and maintain with a Fund collateral consisting of cash having at all times a value of not less than 102% of the value of the securities lent; and (3) the loan be made subject to termination by a Fund at any time. Securities Finance Trust Company (eSecLending) serves as securities lending agent for each Fund, and in that role administers a Fund’s securities lending program. As compensation for these services, eSecLending receives a portion of any amounts earned by a Fund through lending securities.
Each Fund invests the cash collateral in an affiliated prime money market fund and will be subject to market depreciation or appreciation. A Fund will be responsible for any loss that results from this investment of collateral. The affiliated prime money market fund in which cash collateral is invested may impose liquidity fees or temporary gates on redemptions if its weekly liquid assets fall below a designated threshold. If this were to occur, the Fund may lose money on its investment of cash collateral in the affiliated prime money market fund, or the Fund may not be able to redeem its investment of cash collateral in the affiliated prime money market fund, which might cause the Fund to liquidate other holdings in order to return the cash collateral to the borrower upon termination of a securities loan. These events could trigger adverse tax consequences for the Fund.
On termination of the loan, the borrower is required to return the securities to a Fund, and any gain or loss in the market price during the loan would inure to a Fund. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. In such situations, a Fund may sell the collateral and purchase a replacement investment in the market. There is a risk that the value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.
During the time portfolio securities are on loan, the borrower will pay a Fund an amount equivalent to any dividend or interest paid on such securities. Voting or consent rights which accompany loaned securities pass to the borrower. However, all loans may be terminated at any time to facilitate the exercise of voting or other consent rights with respect to matters considered to be material. A Fund bears the risk that there may be a delay in the return of the securities which may impair a Fund’s ability to exercise such rights.
SHORT SALES AND SHORT SALES AGAINST-THE-BOX. A Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that a Fund does not own declines in value. Because making short sales in securities not owned by a Fund exposes a Fund to the risks associated with those securities, such short sales involve speculative exposure risk. As a result, if a Fund makes short sales in securities that increase in value, a Fund will likely underperform similar mutual funds that do not make short sales in securities they do not own. A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. There can be no assurance that a Fund will be able to close out a short sale position at any particular time or at a desired price. Although a Fund’s gain is limited to the price at which a Fund sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. There is also a risk that a borrowed security will need to be returned to the broker/dealer on short notice. If the request for the return of a security occurs at a time when other short sellers of the security are receiving similar requests, a “short squeeze” can occur, meaning that a Fund might be compelled, at the most disadvantageous time, to replace the borrowed security with a security purchased on the open market, possibly at prices significantly in excess of the proceeds received earlier.
A Fund has a short position in the securities sold short until it delivers to the broker/dealer the securities sold, at which time a Fund receives the proceeds of the sale. In addition, a Fund is required to pay to the broker/dealer the amount of any dividends or interest paid on shares sold short. A Fund will normally close out a short position by purchasing on the open market and delivering to the broker/dealer an equal amount of the securities sold short.
A Fund may also make short sales against-the-box. A short sale against-the-box is a short sale in which a Fund owns an equal amount of the securities sold short, or securities convertible or exchangeable for, with or without payment of any further consideration, such securities. However, if further consideration is required in connection with the conversion or exchange, cash or other liquid assets, in an amount equal to such consideration, must be segregated on a Fund’s records or with its Custodian.
TEMPORARY DEFENSIVE STRATEGY AND SHORT-TERM INVESTMENTS. A Fund may temporarily invest without limit in money market instruments, including commercial paper of US corporations, certificates of deposit, bankers' acceptances and other obligations of domestic banks, and obligations issued or guaranteed by the US Government, its agencies or its instrumentalities, as part of a temporary defensive strategy.
A Fund may invest in money market instruments to maintain appropriate liquidity to meet anticipated redemptions. Money market instruments typically have a maturity of one year or less as measured from the date of purchase. A Fund also may temporarily hold cash or invest in money market instruments pending investment of proceeds from new sales of Fund shares or during periods of portfolio restructuring.
US GOVERNMENT SECURITIES. A Fund may invest in adjustable rate and fixed rate US Government securities. US Government securities are instruments issued or guaranteed by the US Treasury or by an agency or instrumentality of the US Government. US Government guarantees do not extend to the yield or value of the securities or a Fund’s shares. Not all US Government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency.
US Treasury securities include bills, notes, bonds and other debt securities issued by the US Treasury. These instruments are direct obligations of the US Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.
Securities issued by agencies of the US Government or instrumentalities of the US Government, including those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of Ginnie Mae, the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments.
A Fund may also invest in component parts of US Government securities, namely either the corpus (principal) of such obligations or one or more of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of US Government obligations that have not actually been stripped. Such receipts evidence ownership of component parts of US Government obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. A Fund may also invest in custodial receipts held by a third party that are not US Government securities.

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WARRANTS AND RIGHTS. Warrants and rights are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make a Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.
WHEN-ISSUED SECURITIES, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. A Fund may purchase or sell securities that a Fund is entitled to receive on a when-issued basis. A Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. A Fund enters into these transactions to obtain what is considered an advantageous price to a Fund at the time of entering into the transaction. A Fund has not established any limit on the percentage of its assets that may be committed in connection with these transactions. When a Fund purchases securities in these transactions, a Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.
There can be no assurance that a security purchased on a when-issued basis will be issued or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than a Fund’s purchase price. A Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.
ZERO COUPON SECURITIES, PAY-IN-KIND SECURITIES AND DEFERRED PAYMENT SECURITIES. A Fund may invest in zero coupon securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity on the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. To the extent a distribution is paid, there may be uncertainty about the source of the distribution. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently, which fluctuation increases the longer the period to maturity. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. Because these securities do not pay current cash income, their price can be volatile when interest rates fluctuate and an investment in these securities generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies. If the issuer defaults, a Fund may not obtain any return on its investment. These securities may be subject to less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals. A Fund accrues income with respect to these securities for federal income tax and accounting purposes prior to the receipt of cash payments.
Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain a zero coupon security until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparable rated securities paying cash interest at regular intervals.
In addition to the above described risks, there are certain other risks related to investing in zero coupon, pay-in-kind and deferred payment securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, a Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in a Fund’s portfolio. Further, to maintain its qualification for pass-through treatment under the federal tax laws, a Fund is required to distribute income to its shareholders and, consequently, may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to the distribution of phantom income and the value of the paid-in-kind interest. The required distributions will result in an increase in a Fund’s exposure to such securities.

SECURITIES OF SMALLER OR EMERGING GROWTH COMPANIES. Investment in smaller or emerging growth companies involves greater risk than is customarily associated with investments in more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.
While smaller or emerging growth company issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative. The subadviser believes that properly selected companies of this type have the potential to increase their earnings or market valuation at a rate substantially in excess of the general growth of the economy. Full development of these companies and trends frequently takes time.
Small cap and emerging growth securities will often be traded only in the OTC market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by a Fund of portfolio securities to meet redemptions or otherwise may require a Fund to make many small sales over a lengthy period of time, or to sell these securities at a discount from market prices or during periods when, in the subadviser's judgment, such disposition is not desirable.
While the process of selection and continuous supervision by the subadviser does not, of course, guarantee successful investment results, it does provide access to an asset class not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper. Investing in small cap and emerging growth companies requires specialized research and analysis. In addition, many investors cannot invest sufficient assets in such companies to provide wide diversification.
Small companies are generally little known to most individual investors although some may be dominant in their respective industries. The subadviser believes that relatively small companies will continue to have the opportunity to develop into significant business enterprises. A Fund may invest in securities of small issuers in the relatively early stages of business development that have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies, but Fund management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.
Equity securities of specific small cap issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities markets cycles, as well as during varying stages of their business development. The market valuation of small cap issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles. Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the federal government by means of price controls, regulations or litigation.
CREDIT DEFAULT SWAP AGREEMENTS AND SIMILAR INSTRUMENTS. A Fund may enter into credit default swap agreements and similar agreements. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, a Fund generally receives an up-front payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.
Credit default swaps and similar instruments involve greater risks than if a Fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements and similar instruments only with counterparties that are rated investment grade quality by at least one credit rating agency at the time of entering into such transaction or whose creditworthiness is believed by the subadviser to be equivalent to such rating. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to a Fund.

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When acting as a seller of a credit default swap or a similar instrument, a Fund is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
TOTAL RETURN SWAP AGREEMENTS. A Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also bear the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate NAV at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.
Segregation and other requirements pertaining to total return swap agreements are subject to change in the event of future changes in applicable laws or regulations. It is possible that any such changes in laws or regulations could require modifications to the operation of a Fund.
CONVERTIBLE SECURITIES. A Fund may invest in convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.
The characteristics of convertible securities make them appropriate investments for an investment company seeking long-term capital appreciation and/or total return. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.
In analyzing convertible securities, the subadviser will consider both the yield on the convertible security relative to its credit quality and the potential capital appreciation that is offered by the underlying common stock, among other things.
Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by a Fund are denominated in US dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. As described below, a Fund is authorized to enter into foreign currency hedging transactions in which a Fund may seek to reduce the effect of such fluctuations.
Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.

To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities' investment value.
Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Fund is called for redemption, a Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.
Synthetic convertible securities may be either (i) a debt security or preferred stock that may be convertible only under certain contingent circumstances or that may pay the holder a cash amount based on the value of shares of underlying common stock partly or wholly in lieu of a conversion right (a “Cash-Settled Convertible”), (ii) a combination of separate securities chosen by the subadviser in order to create the economic characteristics of a convertible security, i.e., a fixed-income security paired with a security with equity conversion features, such as an option or warrant (a “Manufactured Convertible”) or (iii) a synthetic security manufactured by another party.
Synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the subadviser by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed-income (“fixed-income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.
A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security having a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a Manufactured Convertible is the sum of the values of its fixed-income component and its convertibility component.
More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the subadviser may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market. The subadviser may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the subadviser believes such a Manufactured Convertible would better promote a Fund’s objective(s) than alternate investments. For example, the subadviser may combine an equity feature with respect to an issuer's stock with a fixed-income security of a different issuer in the same industry to diversify a Fund’s credit exposure, or with a US Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a Manufactured Convertible. For example, a Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.
The value of a Manufactured Convertible may respond differently to certain market fluctuations than would a traditional convertible security with similar characteristics. For example, in the event a Fund created a Manufactured Convertible by combining a short-term US Treasury instrument and a call option on a stock, the Manufactured Convertible would likely outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

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INITIAL PUBLIC OFFERINGS. A Fund may invest in securities sold in IPOs. An IPO is the first sale of stock by a private company to the public. IPOs are often issued by smaller, younger companies seeking capital to expand, but can also be done by large privately owned companies looking to become publicly traded.
In an IPO, the issuer obtains the assistance of an underwriting firm, which helps it determine what type of security to issue (common or preferred), best offering price and time to bring it to market. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if a Fund is able to buy shares, a Fund may not be able to buy as many shares at the offering price as a Fund would like.
Investing in IPOs entails risks. Importantly, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. It is difficult to predict what the stock will do on its initial day of trading and in the near future since there is often little historical data with which to analyze the company. Also, most IPOs are of companies going through a transitory growth period, and they are therefore subject to additional uncertainty regarding their future value.
REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. See “Repurchase Agreements.” A Fund’s investments in these instruments are subject to a Fund’s restrictions on borrowing.
A Fund may enter into dollar rolls. In a dollar roll, a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the roll period, a Fund forgoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sale price and the forward price for the future purchase (often referred to as the drop) as well as by the interest earned on the cash proceeds of the initial sale. A Fund will segregate cash or other liquid assets, marked to market daily, having a value equal to the obligations of a Fund in respect of dollar rolls.
Dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities sold by a Fund but which a Fund is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. Cash proceeds from dollar rolls may be invested in cash or other liquid assets.
INVESTMENT RESTRICTIONS
Each Fund has adopted the restrictions listed below as fundamental policies. Under the 1940 Act, a fundamental policy is one that cannot be changed without the approval of the holders of a majority of each Fund’s outstanding voting securities. A “majority of each Fund’s outstanding voting securities,” when used in this SAI, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares. Certain Underlying Funds may have different fundamental policies. For more information about the fundamental policies of an Underlying Fund, please see its SAI.
1. Each Fund may not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as each may be amended from time to time except to the extent that the Fund may be permitted to do so by exemptive order, SEC release, no-action letter or similar relief or interpretations (collectively, the 1940 Act Laws, Interpretations and Exemptions).
2. Each Fund may not issue senior securities or borrow money or pledge its assets, except as permitted by the 1940 Act Laws, Interpretations and Exemptions. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, reverse repurchase agreements, dollar rolls, short sales, derivative and hedging transactions such as interest rate swap transactions, and collateral arrangements with respect thereto, and transactions similar to any of the foregoing and collateral arrangements with respect thereto, and obligations of the Fund to its Trustees pursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.
3. Each Fund may not buy or sell real estate, except that investment in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported or secured by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

4. Each Fund may not buy or sell physical commodities or contracts involving physical commodities. Each Fund may purchase and sell (i) derivative, hedging and similar instruments such as financial futures contracts and options thereon, and (ii) securities or instruments backed by, or the return from which is linked to, physical commodities or currencies, such as forward currency exchange contracts, and each Fund may exercise rights relating to such instruments, including the right to enforce security interests and to hold physical commodities and contracts involving physical commodities acquired as a result of the Fund’s ownership of instruments supported or secured thereby until they can be liquidated in an orderly manner.
5. Each Fund may not purchase any security if as a result 25% or more of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry, except for temporary defensive purposes, and except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities.
6. Each Fund may not act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.
For purposes of Investment Restriction 1, each Fund will currently not purchase any security (other than obligations of the US Government, its agencies or instrumentalities) if as a result, with respect to 75% of the Fund’s total assets, (i) more than 5% of the Fund’s total assets (determined at the time of investment) would be invested in securities of a single issuer and (ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer.
Each Fund may make loans, including loans of assets of the Fund, repurchase agreements, trade claims, loan participations or similar investments, or as permitted by the 1940 Act Laws, Interpretations and Exemptions. The acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or instruments similar to any of the foregoing will not be considered the making of a loan, and is permitted if consistent with the Fund’s investment objectives.
Whenever any fundamental investment policy or investment restriction states a maximum percentage of a Fund’s assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, if a Fund’s asset coverage for borrowings falls below 300%, the Fund will within three days (not including Sundays and holidays) reduce its borrowings to satisfy the 300% asset coverage requirement, as required by the 1940 Act Laws, Interpretations and Exemptions.
For purposes of investment restriction number 5, each Fund will not consider investment companies to be an industry for purposes of this policy, and a Fund's investment in an investment company that concentrates its investments in a particular industry or group of industries will not be considered an investment by the Fund in that particular industry or group of industries. Under this interpretation, each Fund will be permitted to invest 25% or more of its total assets in one or more Underlying Funds that themselves may invest 25% or more of their total assets in a particular industry or group of industries. As a result, each Fund will be permitted to expose 25% or more of its assets to the risks of the industry or group of industries in which an Underlying Fund invests. Generally, a more concentrated investment strategy can be riskier and more volatile than a broad diversified strategy.
INFORMATION ABOUT BOARD MEMBERS AND OFFICERS
Information about Board Members and Officers of the Funds is set forth below. Board Members who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Funds are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Funds.
Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (58) Board Member Portfolios Overseen: 88	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.

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Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Kevin J. Bannon (64) Board Member Portfolios Overseen: 88	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (64) Board Member Portfolios Overseen: 88	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).
Keith F. Hartstein (60) Board Member Portfolios Overseen: 88	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (71) Board Member Portfolios Overseen: 88	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (73) Board Member & Independent Chair Portfolios Overseen: 88	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (73) Board Member Portfolios Overseen: 88	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (54) Board Member & President Portfolios Overseen: 88	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (43) Board Member & Vice President Portfolios Overseen: 88	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Grace C. Torres* (57) Board Member Portfolios Overseen: 86	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.
* Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.
(1) The year that each individual joined the Board is as follows:
Ellen S. Alberding, 2013; Linda W. Bynoe, 2005; Richard A. Redeker, 2003; Stephen G. Stoneburn, 2000; Kevin J. Bannon, 2008; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member and Vice President since 2009; Grace C. Torres, 2014.
Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (61) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (41) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential's Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (58) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (58) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (42) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (54) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Theresa C. Thompson (54) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Charles H. Smith (43) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007 – December 2014); Assistant Attorney General at the New York State Attorney General's Office, Division of Public Advocacy. (August 1998 —January 2007).	Since 2016

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Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
M. Sadiq Peshimam (52) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (58) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (49) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (55) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (48) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015
(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.
Explanatory Notes to Tables:
■	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.
■	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
■	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.
■	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.
■	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential's Gibraltar Fund, Inc. and the Advanced Series Trust.
COMPENSATION OF BOARD MEMBERS AND OFFICERS. Pursuant to a management agreement with the Funds, the Manager pays all compensation of Fund Officers and employees as well as the fees and expenses of all Interested Board Members.
The Funds pay each Independent Board Member and Non-Management Interested Board Member annual compensation in addition to certain out-of-pocket expenses. Independent Board Members and Non-Management Interested Board Members who serve on Board Committees may receive additional compensation. The amount of annual compensation paid to each Independent Board Member and Non-Management Interested Board Member may change as a result of the introduction of additional funds on whose Boards the Board Member may be asked to serve.
Independent Board Members and Non-Management Interested Board Members may defer receipt of their fees pursuant to a deferred fee agreement with the Funds. Under the terms of the agreement, the Funds accrue deferred Board Members' fees daily which, in turn, accrue interest at a rate equivalent to the prevailing rate of 90-day US Treasury Bills at the beginning of each calendar quarter or at the daily rate of return of any mutual fund managed by PI chosen by the Board Member. Payment of the interest so accrued is also deferred and becomes payable at the option of the Board Member. The obligation to make payments of deferred Board Members' fees, together with interest thereon, is a general obligation of the Funds. The Fund does not have a retirement or pension plan for Board Members.
The following table sets forth the aggregate compensation paid by the Funds for the most recently completed fiscal year to the Independent Board Members and Non-Management Interested Board Members for service on the Board, and the Board of any other investment company in the Fund Complex for the most recently completed calendar year. Board Members and officers who are “interested persons” of the Funds (as defined in the 1940 Act) (with the exception of Non-Management Interested Board Members) do not receive compensation from PI-managed funds and therefore are not shown in the following table.
Name	Aggregate Fiscal Period Compensation from Fund‡‡	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex for Most Recent Calendar Year*
Compensation Received by Independent Board Members
Ellen S. Alberding	$700	None	None	$220,000 (32/67)*
Kevin J. Bannon	$700	None	None	$220,750 (32/67)*
Linda W. Bynoe**	$700	None	None	$218,000 (32/67)*
Keith F. Hartstein**	$700	None	None	$220,000 (32/67)*

Name	Aggregate Fiscal Period Compensation from Fund‡‡	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex for Most Recent Calendar Year*
Compensation Received by Independent Board Members
Compensation Received by Independent Board Members
Michael S. Hyland	$700	None	None	$229,000 (32/67)*
Richard A. Redeker**	$700	None	None	$283,000 (32/67)*
Stephen G. Stoneburn**	$700	None	None	$218,000 (32/67)*
Compensation Received by Non-Management Interested Board Member
Grace C. Torres‡	$700	None	None	$199,505 (30/65)*
‡ Ms. Torres serves as a Non-Management Interested Board Member, and receives compensation from the Fund for her service as a Board Member.
‡‡ As the Fund has not commenced operations as of the date of this SAI, information is estimated for the fiscal year ending July 31, 2017.
Explanatory Notes to Board Member Compensation Table
* Compensation relates to portfolios that were in existence for any period during 2015. Number of funds and portfolios represent those in existence as of December 31, 2015, and excludes funds that have merged or liquidated during the year. Additionally, the number of funds and portfolios includes those which are approved as of December 31, 2015, but may commence operations after that date. No compensation is paid out from such funds/portfolios.
** Under the deferred fee agreement for the PI-managed funds, certain Board Members have elected to defer all or part of their total compensation. The total amount of deferred compensation accrued during the calendar year ended December 31, 2015, including investment results during the year on cumulative deferred fees, amounted to ($2,728), $3,928, ($11,952), and ($4,983) for Ms. Bynoe, Mr. Hartstein, Mr. Redeker, and Mr. Stoneburn, respectively.
BOARD COMMITTEES. The Board has established three standing committees in connection with Fund governance—Audit, Nominating and Governance, and Investment. Information on the membership of each standing committee and its functions is set forth below.
Audit Committee: The Board has determined that each member of the Audit Committee is not an “interested person” as defined in the 1940 Act. The responsibilities of the Audit Committee are to assist the Board in overseeing the Funds' independent registered public accounting firm, accounting policies and procedures and other areas relating to the Funds' auditing processes. The Audit Committee is responsible for pre-approving all audit services and any permitted non-audit services to be provided by the independent registered public accounting firm directly to the Funds. The Audit Committee is also responsible for pre-approving permitted services to be provided by the independent registered public accounting firm to (1) the Manager and (2) any entity in a control relationship with the Manager that provides ongoing services to the Funds, provided that the engagement of the independent registered public accounting firm relates directly to the operation and financial reporting of the Funds. The scope of the Audit Committee's responsibilities is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent registered public accounting firm's responsibility to plan and carry out an audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). The number of Audit Committee meetings held during the Funds' most recently completed fiscal year is set forth in the table below.
The membership of the Audit Committee is set forth below:

Kevin J. Bannon (Chair)
Ellen S. Alberding
Linda W. Bynoe
Richard A. Redeker (ex-officio)
Nominating and Governance Committee: The Nominating and Governance Committee of the Board is responsible for nominating Board Members and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The Board has determined that each member of the Nominating and Governance Committee is not an “interested person” as defined in the 1940 Act. The number of Nominating and Governance Committee meetings held during the Funds' most recently completed fiscal year is set forth in the table below. The Nominating and Governance Committee Charter is available on the Funds' website.
The membership of the Nominating and Governance Committee is set forth below:

Michael S. Hyland, CFA (Chair)
Stephen G. Stoneburn
Keith F. Hartstein
Richard A. Redeker (ex-officio)
Investment Committees: The Board of each fund in the Prudential retail mutual funds complex has formed joint committees to review the performance of each Fund in the Fund Complex. The Gibraltar Investment Committee reviews the performance of each Fund that is subadvised by Jennison Associates LLC and Quantitative Management Associates LLC. The Dryden Investment Committee reviews the

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performance of each Fund that is subadvised by Prudential Fixed Income and PGIM Real Estate (each of which is a business unit of PGIM, Inc.). In addition, the Dryden Investment Committee reviews the performance of the closed-end funds. Each committee meets at least four times per year and reports the results of its review to the full Board of each Fund at each regularly scheduled Board meeting. Every Independent Board Member sits on one of the two committees. The Non-Management Interested Board Member sits on one of the two committees.
The number of Gibraltar Investment Committee or Dryden Investment Committee meetings, as applicable, held during the Fund's most recently completed fiscal year is set forth in the table below.
The membership of the Gibraltar Investment Committee and the Dryden Investment Committee is set forth below:

Gibraltar Investment Committee
Keith F. Hartstein (Chair)
Richard A. Redeker
Stephen G. Stoneburn
Linda W. Bynoe
Dryden Investment Committee
Ellen S. Alberding (Chair)
Kevin J. Bannon
Michael S. Hyland, CFA
Grace C. Torres
Board Committee Meetings (for most recently completed fiscal period)*
Audit Committee	Nominating & Governance Committee	Dryden Investment Committee
N/A	N/A	N/A
*The Funds had yet to commence operations as of the date of this SAI.
LEADERSHIP STRUCTURE AND QUALIFICATIONS OF BOARD MEMBERS. The Board is responsible for oversight of the Funds. The Funds have engaged the Manager to manage the Funds on a day-to-day basis. The Board oversees the Manager and certain other principal service providers in the operations of the Funds. The Board is currently composed of ten members, seven of whom are Independent Board Members. The Board meets in-person at regularly scheduled meetings four times throughout the year. In addition, the Board Members may meet in-person or by telephone at special meetings or on an informal basis at other times. As described above, the Board has established three standing committees—Audit, Nominating and Governance, and Investment—and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Board Members have also engaged independent legal counsel to assist them in fulfilling their responsibilities.
The Board is chaired by an Independent Board Member. As Chair, this Independent Board Member leads the Board in its activities. Also, the Chair acts as a member or as an ex-officio member of each standing committee and any ad hoc committee of the Board. The Board Members have determined that the Board's leadership and committee structure is appropriate because the Board believes it sets the proper tone to the relationships between the Funds, on the one hand, and the Manager, the subadviser(s) and certain other principal service providers, on the other, and facilitates the exercise of the Board's independent judgment in evaluating and managing the relationships. In addition, the structure efficiently allocates responsibility among committees.
The Board has concluded that, based on each Board Member's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board Members, each Board Member should serve as a Board Member. Among other attributes common to all Board Members are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the various service providers to the Funds, and to exercise reasonable business judgment in the performance of their duties as Board Members. In addition, the Board has taken into account the actual service and commitment of the Board Members during their tenure in concluding that each should continue to serve. A Board Member's ability to perform his or her duties effectively may have been attained through a Board Member's educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board Member of the Funds, other funds in the Fund Complex, public companies, or non-profit entities or other organizations; or other experiences. Set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board Member that led the Board to conclude that he or she should serve as a Board Member.

Messrs. Redeker and Stoneburn have each served as a Board Member of mutual funds in the Fund Complex for more than 15 years, including as members and/or Chairs of various Board committees. Mr. Stoneburn has more than 30 years of experience as senior executive officer of operating companies and/or as a director of public companies. Mr. Redeker has more than 48 years of experience as a senior executive in the mutual fund industry. Ms. Bynoe has been a Board Member of the Funds and other funds in the Fund Complex since 2005, having served on the boards of other mutual fund complexes since 1993. She has worked in the financial services industry over 11 years, has approximately 20 years of experience as a management consultant and serves as a Director of financial services and other complex global corporations. Messrs. Bannon and Hyland joined the Board of the Funds and other funds in the Fund Complex in 2008. Each has held senior executive positions in the financial services industry, including serving as senior executives of asset management firms, for over 17 years. Ms. Alberding and Mr. Hartstein joined the Board of the Funds and other funds in the Fund Complex in 2013. Ms. Alberding has 30 years of experience in the non-profit sector, including over 20 years as the president of a charitable foundation, where she oversees multiple investment managers. Ms. Alberding also served as a Trustee of the Aon Funds from 2000 to 2003. Mr. Hartstein has worked in the asset management industry for almost 30 years and served as a senior executive in an asset management firm. Mr. Parker, who has served as an Interested Board Member and President of the Funds and the other funds in the Fund Complex since 2012, is President, Chief Operating Officer and Officer-in-Charge of PI and several of its affiliates that provide services to the Fund and has held senior positions in PI since 2005. Mr. Benjamin, an Interested Board Member of the Funds and other funds in the Fund Complex since 2010, has served as a Vice President of the Funds and other funds in the Fund Complex since 2009 and has held senior positions in PI since 2003. Ms. Torres, a Non-Management Interested Board Member of the Funds and other funds in the Fund Complex, formerly served as Treasurer and Principal Financial and Accounting Officer for the Funds and other funds in the Fund Complex for 16 years and held senior positions with the Manager from 1999 to 2014. In addition, Ms. Torres is a certified public accountant (CPA). Specific details about each Board Member's professional experience appear in the professional biography tables, above.
Risk Oversight. Investing in general and the operation of a mutual fund involve a variety of risks, such as investment risk, compliance risk, and operational risk, among others. The Board oversees risk as part of its oversight of the Funds. Risk oversight is addressed as part of various regular Board and committee activities. The Board, directly or through its committees, reviews reports from among others, the Manager, subadvisers, the Funds' Chief Compliance Officer, the Funds' independent registered public accounting firm, counsel, and internal auditors of the Manager or its affiliates, as appropriate, regarding risks faced by the Funds and the risk management programs of the Manager and certain service providers. The actual day-to-day risk management with respect to the Funds resides with the Manager and other service providers to the Funds. Although the risk management policies of the Manager and the service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Funds can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Funds or the Manager, its affiliates or other service providers.
Selection of Board Member Nominees. The Nominating and Governance Committee is responsible for considering nominees for Board Members at such times as it considers electing new members to the Board. The Nominating and Governance Committee may consider recommendations by business and personal contacts of current Board Members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Nominating and Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Nominating and Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Nominating and Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.
A shareholder who wishes to recommend a board member for nomination should submit his or her recommendation in writing to the Chair of the Board (Richard Redeker) or the Chair of the Nominating and Governance Committee (Michael Hyland), in either case in care of the specified Fund(s), at 655 Broad Street, 17th Floor, Newark, New Jersey 07102-4410. At a minimum, the recommendation should include: the name, address and business, educational and/or other pertinent background of the person being recommended; a statement concerning whether the person is an “interested person” as defined in the 1940 Act; any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held. The recommendation also can include any additional information which the person submitting it believes would assist the Nominating and Governance Committee in evaluating the recommendation.

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Shareholders should note that a person who owns securities issued by Prudential (the parent company of the Funds' Manager) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an “interested person.” Before the Nominating and Governance Committee decides to nominate an individual to the Board, Committee members and other Board Members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.
Share Ownership. Information relating to each Board Member's Fund share ownership and in all registered funds in the PI-advised funds that are overseen by the respective Board Member as of the most recently completed calendar year is set forth in the chart below.
Name	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Board Member in Fund Complex
Board Member Share Ownership: Independent Board Members
Ellen S. Alberding	None	Over $100,000
Kevin J. Bannon	None	Over $100,000
Linda W. Bynoe	None	Over $100,000
Keith F. Hartstein	None	Over $100,000
Michael S. Hyland	None	Over $100,000
Richard A. Redeker	None	Over $100,000
Stephen G. Stoneburn	None	Over $100,000
Board Member Share Ownership: Interested Board Members
Stuart S. Parker	None	Over $100,000
Scott E. Benjamin	None	Over $100,000
Grace C. Torres	None	Over $100,000
None of the Independent Board Members, or any member of his/her immediate family, owned beneficially or of record any securities in an investment adviser or principal underwriter of the Funds or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds as of the most recently completed calendar year.
Shareholder Communications with Board Members. Shareholders can communicate directly with Board Members by writing to the Chair of the Board, c/o the Funds, 655 Broad Street, 17th Floor, Newark, New Jersey 07102-4410. Shareholders can communicate directly with an individual Board Member by writing to that Board Member, c/o the Funds, 655 Broad Street, 17th Floor, Newark, New Jersey 07102-4410. Such communications to the Board or individual Board Members are not screened before being delivered to the addressee.
MANAGEMENT & ADVISORY ARRANGEMENTS
MANAGER. The Manager’s address is 655 Broad Street, Newark, NJ 07102-4410. The Manager serves as manager to all of the other investment companies that, together with the Funds, comprise the Prudential Investments mutual funds. See the Prospectus for more information about PI. As of October 31, 2016, the Manager served as the investment manager to all of the Prudential US and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $251.7 billion.
The Manager is a wholly-owned subsidiary of PIFM Holdco LLC, which is a wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a wholly-owned subsidiary of Prudential. PMFS, an affiliate of PI, serves as the transfer agent and dividend distribution agent for the Prudential Investments mutual funds and, in addition, provides customer service, record keeping and management and administrative services to qualified plans.
Pursuant to a management agreement with the Funds (the Management Agreement), PI, subject to the supervision of the Funds' Board and in conformity with the stated policies of the Funds, manages both the investment operations of the Funds and the composition of the Funds' portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, the Manager is obligated to keep certain books and records of the Funds. The Manager is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Funds. The Manager will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements. PI will review the performance of the investment subadviser(s) and make recommendations to the Board with respect to the retention of investment subadvisers and the renewal of contracts. The Manager also administers the Funds' corporate affairs and, in connection therewith, furnishes the Funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Funds' custodian (the Custodian) and PMFS. The management services of PI to the Funds are not exclusive under the terms of the Management Agreement and PI is free to, and does, render management services to others.
PI may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Funds. Fee waivers and subsidies will increase the Funds' total return. These voluntary waivers may be terminated at any time without notice. To the extent that PI agrees to waive its fee or subsidize the Funds' expenses, it may enter into a relationship agreement with the subadviser to share the economic impact of the fee waiver or expense subsidy.
In connection with its management of the corporate affairs of the Funds, PI bears the following expenses:
■	the salaries and expenses of all of its and the Funds' personnel except the fees and expenses of Independent Board Members and Non-Management Interested Board Members;
■	all expenses incurred by the Manager or the Funds in connection with managing the ordinary course of a Funds' business, other than those assumed by the Funds as described below; and
■	the fees, costs and expenses payable to any investment subadviser pursuant to a subadvisory agreement between PI and such investment subadviser.
Under the terms of the Management Agreement, the Funds are responsible for the payment of the following expenses:
■	the fees and expenses incurred by the Funds in connection with the management of the investment and reinvestment of the Funds' assets payable to the Manager;
■	the fees and expenses of Independent Board Members and Non-Management Interested Board Members;
■	the fees and certain expenses of the Custodian and transfer and dividend disbursing agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Funds and of pricing the Funds' shares;
■	the charges and expenses of the Funds' legal counsel and independent auditors and counsel to the Independent Board Members;
■	brokerage commissions and any issue or transfer taxes chargeable to the Funds in connection with its securities (and futures, if applicable) transactions;
■	all taxes and corporate fees payable by the Funds to governmental agencies;
■	the fees of any trade associations of which the Funds may be a member;
■	the cost of share certificates representing, and/or non-negotiable share deposit receipts evidencing, shares of the Funds;
■	the cost of fidelity, directors and officers and errors and omissions insurance;
■	the fees and expenses involved in registering and maintaining registration of the Funds and of its shares with the SEC and paying notice filing fees under state securities laws, including the preparation and printing of the Funds' registration statements and prospectuses for such purposes; allocable communications expenses with respect to investor services and all expenses of shareholders' and Board meetings and of preparing, printing and mailing reports and notices to shareholders; and
■	litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds' business and distribution and service (12b-1) fees.
The Management Agreement provides that PI will not be liable for any error of judgment by PI or for any loss suffered by the Funds in connection with the matters to which the Management Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence or reckless disregard of duties. The Management Agreement provides that it will terminate automatically if assigned (as defined in the 1940 Act), and that it may be terminated without penalty by either PI or the Funds by the Board or vote of a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act) upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.
Fees payable under the Management Agreement are computed daily and paid monthly. The applicable fee rate under the Management Agreement is set forth below.
Management Fee Rate
The Management Fee rate for each of the Funds is:
0.02% of the Fund’s average daily net assets.

Prudential Day One Funds    32

Each Fund, as a shareholder in the Underlying Funds, will indirectly bear its proportionate share of any investment management fees and other expenses paid by the Underlying Funds.
SUBADVISORY ARRANGEMENTS. The Manager has entered into a subadvisory agreement (Subadvisory Agreement) with the Funds' investment subadviser. The Subadvisory Agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Funds. In connection therewith, the subadviser is obligated to keep certain books and records of the Funds. Under the Subadvisory Agreement, the subadviser, subject to the supervision of PI, is responsible for managing the assets of the Funds in accordance with the Funds' investment objectives, investment program and policies. The subadviser determines what securities and other instruments are purchased and sold for the Funds and is responsible for obtaining and evaluating financial data relevant to the Funds. PI continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the subadviser's performance of such services.
As discussed in the Prospectus, PI employs the subadviser under a “manager of managers” structure that allows PI to replace the subadviser or amend a Subadvisory Agreement without seeking shareholder approval. The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Funds, PI, or the subadviser upon not more than 60 days’ nor less than 30 days’ written notice. The Subadvisory Agreement provides that it will continue in effect for a period of not more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. Any new subadvisory agreement or amendment to the Fund’s Management Agreement or Subadvisory Agreement that directly or indirectly results in an increase in the aggregate management fee rate payable by the Fund will be submitted to the Fund’s shareholders for their approval. PI does not currently intend to retain unaffiliated subadvisers.
The applicable fee rate payable by PI is set forth below. Subadvisory fees are based on the average daily net assets of the Fund, calculated and paid on a monthly basis, at the fee rate as set forth in the Subadvisory Agreement. Subadvisory fees are deducted out of the management fee paid by the Funds.
Subadvisory Fee Rate
The Subadvisory Fee for each of the Funds is:
0.02% of the Fund’s average daily net assets.
ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS—OTHER ACCOUNTS AND OWNERSHIP OF FUND SECURITIES. Set forth below is information about other accounts managed by each portfolio manager and ownership of Fund securities. The information shows, for each portfolio manager, the number of accounts managed and the total assets in such accounts, within each of the indicated categories. For each category, the number of accounts and total assets in the accounts whose fees are based on performance is indicated in italics typeface. The Ownership of Fund Securities column shows the dollar range of equity securities of the Fund beneficially owned by the portfolio manager.
Information shown below is as of the most recently completed fiscal year, unless noted otherwise.
Portfolio Managers: Information About Other Accounts—Prudential Day One Funds**
	Subadviser	Portfolio Managers	Registered Investment Companies*/ Total Assets	Other Pooled Investment Vehicles*/ Total Assets	Other Accounts*/ Total Assets	Ownership of Fund Securities
Prudential Day One Income Fund	Quantitative Management Associates LLC (QMA)	Ted Lockwood	36/$72,684,456,869	1/$57,297,830	23/$2,126,902,037 1/$26,616,939	None
		Joel Kallman, CFA	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
		Jeremy Stempien	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
Prudential Day One 2010 Fund	QMA	Ted Lockwood	36/$72,684,456,869	1/$57,297,830	23/$2,126,902,037 1/$26,616,939	None
		Joel Kallman, CFA	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
		Jeremy Stempien	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
Prudential Day One 2015 Fund	QMA	Ted Lockwood	36/$72,684,456,869	1/$57,297,830	23/$2,126,902,037 1/$26,616,939	None
		Joel Kallman, CFA	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None

Portfolio Managers: Information About Other Accounts—Prudential Day One Funds**
	Subadviser	Portfolio Managers	Registered Investment Companies*/ Total Assets	Other Pooled Investment Vehicles*/ Total Assets	Other Accounts*/ Total Assets	Ownership of Fund Securities
		Jeremy Stempien	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
Prudential Day One 2020 Fund	QMA	Ted Lockwood	36/$72,684,456,869	1/$57,297,830	23/$2,126,902,037 1/$26,616,939	None
		Joel Kallman, CFA	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
		Jeremy Stempien	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
Prudential Day One 2025 Fund	QMA	Ted Lockwood	36/$72,684,456,869	1/$57,297,830	23/$2,126,902,037 1/$26,616,939	None
		Joel Kallman, CFA	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
		Jeremy Stempien	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
Prudential Day One 2030 Fund	QMA	Ted Lockwood	36/$72,684,456,869	1/$57,297,830	23/$2,126,902,037 1/$26,616,939	None
		Joel Kallman, CFA	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
		Jeremy Stempien	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
Prudential Day One 2035 Fund	QMA	Ted Lockwood	36/$72,684,456,869	1/$57,297,830	23/$2,126,902,037 1/$26,616,939	None
		Joel Kallman, CFA	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
		Jeremy Stempien	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
Prudential Day One 2040 Fund	QMA	Ted Lockwood	36/$72,684,456,869	1/$57,297,830	23/$2,126,902,037 1/$26,616,939	None
		Joel Kallman, CFA	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
		Jeremy Stempien	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
Prudential Day One 2045 Fund	QMA	Ted Lockwood	36/$72,684,456,869	1/$57,297,830	23/$2,126,902,037 1/$26,616,939	None
		Joel Kallman, CFA	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
		Jeremy Stempien	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
Prudential Day One 2050 Fund	QMA	Ted Lockwood	36/$72,684,456,869	1/$57,297,830	23/$2,126,902,037 1/$26,616,939	None
		Joel Kallman, CFA	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
		Jeremy Stempien	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
Prudential Day One 2055 Fund	QMA	Ted Lockwood	36/$72,684,456,869	1/$57,297,830	23/$2,126,902,037 1/$26,616,939	None
		Joel Kallman, CFA	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
		Jeremy Stempien	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
Prudential Day One 2060 Fund	QMA	Ted Lockwood	36/$72,684,456,869	1/$57,297,830	23/$2,126,902,037 1/$26,616,939	None
		Joel Kallman, CFA	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
		Jeremy Stempien	35/$72,156,126,299	1/$57,297,830	20/$1,859,933,348	None
Notes to Portfolio Managers: Information About Other Accounts:
* Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).
“QMA Other Pooled Investment Vehicles” includes commingled insurance company separate accounts, commingled trust funds and other commingled investment vehicles. “QMA Other Accounts” includes single client accounts, managed accounts (which are counted as one account per managed account platform), asset allocation clients, and accounts of affiliates. The assets in certain accounts have been estimated due to the availability of information only at the end of calendar quarters.
**Information provided as of October 31, 2016.
ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS—COMPENSATION AND CONFLICTS OF INTEREST. Set forth below, for each portfolio manager, is an explanation of the structure of, and methods used to determine, portfolio manager compensation. Also set forth below, for each portfolio manager, is an explanation of any material conflicts of interest that may arise between a portfolio manager's management of the Fund's investments and investments in other accounts.

Prudential Day One Funds    34

Quantitative Management Associates LLC (QMA)
COMPENSATION. QMA’s investment professionals are compensated through a combination of base salary, a performance-based annual cash incentive bonus and an annual long-term incentive grant. QMA regularly utilizes third party surveys to compare its compensation program against leading asset management firms to monitor competitiveness.
An investment professional’s incentive compensation, including both the annual cash bonus and long-term incentive grant, is largely driven by a person’s contribution to QMA’s goal of providing investment performance to clients consistent with portfolio objectives, guidelines and risk parameters. In addition, a person’s qualitative contributions would also be considered in determining compensation. An investment professional’s long-term incentive grant is currently divided into two components: (i) 80% of the value of the grant is subject to increase or decrease based on the performance of certain QMA strategies, and (ii) 20% of the value of the grant consists of stock options and/or restricted stock of Prudential Financial, Inc. (QMA’s ultimate parent company). The long-term incentive grants are subject to vesting requirements. The incentive compensation of each investment professional is not based solely or directly on the performance of the Fund (or any other individual account managed by QMA) or the value of the assets of the Fund (or any other individual account managed by QMA).
The annual cash bonus pool is determined quantitatively based on two primary factors: 1) investment performance of composites representing QMA’s various investment strategies on a 1-year and 3-year basis relative to appropriate market peer groups and the indices against which QMA’s strategies are managed, and 2) business results as measured by QMA’s pre-tax income.
CONFLICTS OF INTEREST. Like other investment advisers, QMA is subject to various conflicts of interest in the ordinary course of its business. QMA strives to identify potential risks, including conflicts of interest, that are inherent in its business, and conducts annual conflict of interest reviews. When actual or potential conflicts of interest are identified, QMA seeks to address such conflicts through one or more of the following methods:
■	Elimination of the conflict;
■	Disclosure of the conflict; or
■	Management of the conflict through the adoption of appropriate policies and procedures.
QMA follows Prudential Financial's policies on business ethics, personal securities trading, and information barriers. QMA has adopted a code of ethics, allocation policies and conflicts of interest policies, among others, and has adopted supervisory procedures to monitor compliance with its policies. QMA cannot guarantee, however, that its policies and procedures will detect and prevent, or result in the disclosure of, each and every situation in which a conflict may arise.
Side-by-Side Management of Accounts and Related Conflicts of Interest
Side-by-side management of multiple accounts can create incentives for QMA to favor one account over another. Examples are detailed below, followed by a discussion of how QMA addresses these conflicts.
■	Asset-Based Fees vs. Performance-Based Fees; Other Fee Considerations. QMA manages accounts with asset-based fees alongside accounts with performance-based fees. Asset-based fees are calculated based on the value of a client’s portfolio at periodic measurement dates or over specified periods of time. Performance-based fees are generally based on a share of the capital appreciation of a portfolio, and may offer greater upside potential to an investment manager than asset-based fees, depending on how the fees are structured. This side-by-side management can create an incentive for QMA and its investment professionals to favor one account over another. Specifically, QMA has the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees. In addition, since fees are negotiable, one client may be paying a higher fee than another client with similar investment objectives or goals. In negotiating fees, QMA takes into account a number of factors including, but not limited to, the investment strategy, the size of a portfolio being managed, the relationship with the client, and the required level of service. Fees may also differ based on account type. For example, fees for commingled vehicles, including those that QMA subadvises, may differ from fees charged for single client accounts.
■	Long Only/Long-Short Accounts. QMA manages accounts that only allow it to hold securities long as well as accounts that permit short selling. QMA may, therefore, sell a security short in some client accounts while holding the same security long in other client accounts, creating the possibility that QMA is taking inconsistent positions with respect to a particular security in different client accounts.
■	Compensation/Benefit Plan Accounts/Other Investments by Investment Professionals. QMA manages certain funds and strategies whose performance is considered in determining long-term incentive plan benefits for certain investment professionals. Investment professionals involved in the management of those accounts in these strategies have an incentive to favor them over other funds in accounts they manage in order to increase their compensation. Additionally, QMA’s investment professionals may have an interest in those strategies if the funds are chosen as options in their 401(k) or deferred compensation plans offered by Prudential or if they otherwise invest in those funds directly.
■	Affiliated Accounts. QMA manages accounts on behalf of its affiliates as well as unaffiliated accounts. QMA could have an incentive to favor accounts of affiliates over others.

■	Non-Discretionary Accounts or Model Portfolios. QMA provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. The non-discretionary clients may be disadvantaged if QMA delivers the model investment portfolio to them after it initiates trading for the discretionary clients, or vice versa.
■	Large Accounts. Large accounts typically generate more revenue than do smaller accounts. As a result, a portfolio manager has an incentive when allocating scarce investment opportunities to favor accounts that pay a higher fee or generate more income for QMA.
■	Securities of the Same Kind or Class. QMA may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different. QMA may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, due to differences in investment strategy or client direction. Different strategies effecting trading in the same securities or types of securities may appear as inconsistencies in QMA’s management of multiple accounts side-by-side.
How QMA Addresses These Conflicts of Interest
The conflicts of interest described above with respect to different types of side-by-side management could influence QMA’s allocation of investment opportunities as well as its timing, aggregation and allocation of trades. QMA has developed policies and procedures designed to address these conflicts of interest. QMA's Conflicts of Interest and related policies stress that investment decisions are to be made in accordance with the fiduciary duties owed to each account without giving consideration to QMA or QMA personnel's pecuniary, investment or other financial interest.
In keeping with its fiduciary obligations, QMA’s policies with respect to allocation and aggregation are to treat all of its accounts fairly and equitably. QMA’s investment strategies generally require that QMA invest its clients’ assets in securities that are publicly traded. QMA generally does not participate in initial public offerings. QMA's investment strategies are team managed, reducing the likelihood that one portfolio would be favored over other portfolios managed by the team. These factors significantly reduce the risk that QMA could favor one client over another in the allocation of investment opportunities. QMA’s compliance procedures with respect to these policies include independent reviews by its compliance unit of the timing, allocation and aggregation of trades and the allocation of investment opportunities. These procedures are designed to detect patterns and anomalies in QMA’s side-by-side management and trading so that QMA may take measures to correct or improve its processes. QMA’s trade management oversight committee, which consists of senior members of its management team, reviews trading patterns on a periodic basis.
QMA rebalances portfolios periodically with frequencies that vary with market conditions and investment objectives and may differ across portfolios in the same strategy based on variations in portfolio characteristics and constraints. QMA may aggregate trades for multiple portfolios rebalanced on any given day, where appropriate and consistent with its duty of best execution. Orders are generally allocated at the time of the transaction, or as soon as possible thereafter, on a pro rata basis equal to each account’s appetite for the issue when such appetite can be determined. As mentioned above, QMA’s compliance unit performs periodic reviews to determine that all portfolios are rebalanced consistently, over time, within all equity strategies.
With respect to QMA’s management of long-short and long-only accounts, the security weightings (positive or negative) in each account are always determined by a quantitative algorithm. An independent review is performed by the compliance unit to assess whether any such positions would represent a departure from the quantitative algorithm used to derive the positions in each portfolio. QMA’s review is also intended to identify situations where QMA would seem to have conflicting views of the same security in different portfolios although such views may actually be reasonable due to differing portfolio constraints.
QMA’s Relationships with Affiliates and Related Conflicts of Interest
As an indirect wholly-owned subsidiary of Prudential Financial, QMA is part of a diversified, global financial services organization. QMA is affiliated with many types of financial service providers, including broker-dealers, insurance companies, commodity pool operators and other investment advisers. Some of its employees are officers of some of these affiliates.
Conflicts Related to QMA’s Affiliations
■	Conflicts Arising Out of Legal Restrictions. QMA may be restricted by law, regulation or contract as to how much, if any, of a particular security it may purchase or sell on behalf of a client, and as to the timing of such purchase or sale. These restrictions may apply as a result of QMA’s relationship with Prudential Financial and its other affiliates. For example, QMA’s holdings of a security on behalf of its clients are required, under some SEC rules, to be aggregated with the holdings of that security by other Prudential Financial affiliates. These holdings could, on an aggregate basis, exceed certain reporting or ownership thresholds. QMA tracks these aggregate holdings and may restrict purchases to avoid crossing such thresholds. In addition, QMA could receive material, non-public information with respect to a particular issuer from an affiliate and, as a result, be unable to execute purchase or sale transactions in securities of that issuer for its clients. QMA is generally able to avoid receiving material, non-public information from its affiliates by maintaining information barriers to prevent the transfer of information between affiliates.

Prudential Day One Funds    36

■	The Fund may be prohibited from engaging in transactions with its affiliates even when such transactions may be beneficial for the Fund. Certain affiliated transactions are permitted in accordance with procedures adopted by the Fund and reviewed by the independent board members of the Fund.
Conflicts Arising Out of Certain Vendor Agreements.
■	QMA and its affiliates, from time to time, have service agreements with various vendors that are also investment consultants. Under these agreements, QMA or its affiliates compensate the vendors for certain services, including software, market data and technology services. QMA’s clients may also retain these vendors as investment consultants. The existence of service agreements between these consultants and QMA may provide an incentive for the investment consultants to favor QMA when they advise their clients. QMA does not, however, condition its purchase of services from consultants upon their recommending QMA to their clients. QMA will provide clients with information about services that QMA or its affiliates obtain from these consultants upon request. QMA retains third party advisors and other service providers to provide various services for QMA as well as for funds that QMA manages or subadvises. A service provider may provide services to QMA or one of its funds while also providing services to PGIM, Inc. (PGIM), other PGIM-advised funds, or affiliates of PGIM, and may negotiate rates in the context of the overall relationship. QMA may benefit from negotiated fee rates offered to its funds and vice-versa. There is no assurance that QMA will be able to obtain advantageous fee rates from a given service provider negotiated by its affiliates based on their relationship with the service provider, or that it will know of such negotiated fee rates.
Conflicts Related to QMA’s Asset Allocation Services.
■	QMA performs asset allocation services as subadviser for affiliated mutual funds managed or co-managed by the Manager, including for some portfolios offered by the Funds. Where, in these arrangements, QMA also manages underlying funds or accounts within asset classes included in the mutual fund guidelines, QMA will allocate assets to such underlying funds or accounts. In these circumstances, QMA receives both an asset allocation fee and a management fee. As a result, QMA has an incentive to allocate assets to an asset class or underlying fund that it manages in order to increase its fees. To help mitigate this conflict, the compliance group reviews the asset allocation to determine that the investments were made within the guidelines established for each asset class or fund.
■	In certain arrangements, QMA subadvises mutual funds for the Manager through a program where they have selected QMA as a manager, resulting in QMA’s collection of subadvisory fees from them. The Manager also selects managers for some of QMA’s asset allocation products and, in certain cases, is compensated by QMA for these services under service agreements. The Manager and QMA may have a mutual incentive to continue these types of arrangements that benefit both companies. These and other types of conflicts of interest are reviewed to verify that appropriate oversight is performed.
Conflicts Arising Out of Securities Holdings and Other Financial Interests
■	QMA, Prudential Financial, the general account of The Prudential Insurance Company of America (PICA) and accounts of other affiliates of QMA (collectively, affiliated accounts) may, at times, have financial interests in, or relationships with, companies whose securities QMA may hold, purchase or sell in its client accounts. This may occur, for example, because affiliated accounts hold public and private debt and equity securities of a large number of issuers and may invest in some of the same companies as QMA’s client accounts. At any time, these interests and relationships could be inconsistent or in potential or actual conflict with positions held or actions taken by QMA on behalf of its client accounts. For instance, QMA may invest client assets in the equity of companies whose debt is held by an affiliate. QMA may also invest in the securities of one or more clients for the accounts of other clients. While these conflicts cannot be eliminated, QMA has implemented policies and procedures, including adherence to PGIM’s information barrier policy, that are designed to ensure that investments of clients are managed in their best interests.
■	Certain of QMA’s employees may offer and sell securities of, and interests in, commingled funds that QMA manages or subadvises. Employees may offer and sell securities in connection with their roles as registered representatives of Prudential Investment Management Services LLC (a broker-dealer affiliate), or as officers, agents, or approved persons of other affiliates. There is an incentive for QMA’s employees to offer these securities to investors regardless of whether the investment is appropriate for such investor since increased assets in these vehicles will result in increased advisory fees to QMA. In addition, although sales commissions are not paid for such activities, such sales could result in increased compensation to the employee. To mitigate this conflict, QMA performs suitability checks on new clients as well as on an annual basis with respect to all clients.
■	A portion of the long-term incentive grant of some of QMA’s investment professionals will increase or decrease based on the performance of several of QMA’s strategies over a defined time period. Consequently, some of QMA’s portfolio managers from time to time have financial interests in the accounts they advise. To address potential conflicts related to these financial interests, QMA has procedures, including supervisory review procedures, designed to verify that each of its accounts is managed in a manner that is consistent with QMA’s fiduciary obligations, as well as with the account’s investment objectives, investment strategies and restrictions. Specifically, QMA’s chief investment officer will perform a comparison of trading costs between the advised accounts whose performance is considered in connection with the long-term incentive grant and other accounts, to verify that such costs are consistent with each other or otherwise in line with expectations. The results of the analysis are discussed at a trade management meeting.

Conflicts of Interest in the Voting Process
Occasionally, a conflict of interest may arise in connection with proxy voting. For example, the issuer of the securities being voted may also be a client or affiliate of QMA. When QMA identifies an actual or potential conflict of interest between QMA and its clients or affiliates, QMA votes in accordance with the policy of its proxy vendor rather than its own policy. In that manner, QMA seeks to maintain the independence and objectivity of the vote.
OTHER SERVICE PROVIDERS
CUSTODIAN. The Bank of New York Mellon (BNY), One Wall Street, New York, New York 10286, serves as Custodian for each Fund’s portfolio securities and cash, and in that capacity, maintains certain financial accounting books and records pursuant to an agreement with each Fund. Subcustodians provide custodial services for any non-US assets held outside the United States.
TRANSFER AGENT. PMFS, 655 Broad Street, Newark, New Jersey 07102, serves as the transfer and dividend disbursing agent of each Fund. PMFS is an affiliate of the Manager. PMFS provides customary transfer agency services to the Funds, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions, and related functions. For these services, PMFS receives compensation from the Funds and is reimbursed for its transfer agent expenses which include an annual fee and certain out-of-pocket expenses including, but not limited to, postage, stationery, printing, allocable communication expenses and other costs.
The Funds' Board has appointed BNY Mellon Asset Servicing (US) Inc. (BNYAS), 301 Bellevue Parkway, Wilmington, Delaware 19809, as sub-transfer agent to each Fund. PMFS has contracted with BNYAS to provide certain administrative functions to PMFS. PMFS will compensate BNYAS for such services.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. KPMG LLP, 345 Park Avenue, New York, New York 10154, serves as independent registered public accounting firm for each Fund, and in that capacity will audit the annual financial statements for the next fiscal year.
DISTRIBUTION OF FUND SHARES
DISTRIBUTOR. Prudential Investment Management Services LLC (PIMS or the Distributor), 655 Broad Street, Newark, New Jersey 07102-4410, acts as the distributor of all of the shares of each Fund. The Distributor is a subsidiary of Prudential.
The Distributor incurs the expenses of distributing each of the Funds' share classes pursuant to separate Distribution (12b-1) Plans for each share class (collectively, the 12b-1 Plans) adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act and a distribution agreement (the Distribution Agreement). PIMS also incurs the expenses of distributing any share class offered by the Funds which is not subject to a 12b-1 Plan, and none of the expenses incurred by PIMS in distributing such share classes are reimbursed or paid for by the Funds.
The expenses incurred under the 12b-1 Plans include commissions and account servicing fees paid to, or on account of, brokers or financial institutions which have entered into agreements with the Distributor, as applicable, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of the Distributor associated with the sale of Fund shares, including sales promotion expenses.
Under the 12b-1 Plans, each Fund is obligated to pay distribution fees to the Distributor, as applicable, as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor’s expenses exceed its distribution fees, the Fund will not be obligated to pay any additional expenses. If the Distributor’s expenses are less than such distribution fees, then it will retain its full fees and realize a profit.
The distribution fees may also be used by the Distributor to compensate on a continuing basis brokers in consideration for the distribution, marketing, administrative and other services and activities provided by brokers with respect to the promotion of the sale of Fund shares and the maintenance of related shareholder accounts.
Distribution expenses attributable to the sale of each share class are allocated to each such class based upon the ratio of sales of each such class to the combined sales of all classes of the Funds, other than expenses allocable to a particular class. The distribution fee and sales charge of one class will not be used to subsidize the sale of another class.
Each 12b-1 Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board, including a majority vote of the Board Members who are not interested persons of the Funds and who have no direct or indirect financial interest in any of the 12b-1 Plans or in any agreement related to the 12b-1 Plans (the Rule 12b-1 Board Members), cast in person at a meeting called for the purpose of voting on such continuance. A 12b-1 Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Board Members or by the vote of the holders of a majority of the outstanding shares

Prudential Day One Funds    38

of the applicable class of the Funds on not more than 30 days' written notice to any other party to the 12b-1 Plan. The 12b-1 Plans may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the applicable class, and all material amendments are required to be approved by the Board in the manner described above. Each 12b-1 Plan will automatically terminate in the event of its assignment. The Funds will not be contractually obligated to pay expenses incurred under any 12b-1 Plan if it is terminated or not continued.
Pursuant to each 12b-1 Plan, the Board will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Funds by the Distributor. The report will include an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the 12b-1 Plans remain in effect, the selection and nomination of Rule 12b-1 Board Members shall be committed to the Rule 12b-1 Board Members.
Pursuant to the Distribution Agreement, the Funds have agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under federal securities laws. In addition to distribution fees paid by the Funds under the 12b-1 Plans, the Manager (or one of its affiliates) may make payments out of its own resources to dealers and other persons which distribute shares of the Funds. Such payments may be calculated by reference to the NAV of shares sold by such persons or otherwise.
Each Fund that offers Class R1, Class R2, Class R3 or Class R4 shares has adopted a Shareholder Services Plan with respect to those classes. Under the terms of the Shareholder Services Plans, each Fund's Class R1, Class R2, Class R3 and Class R4 shares are authorized to pay to PMFS, its affiliates or independent third-party service providers, as compensation for services rendered to the shareholders of such Class R1, Class R2, Class R3 or Class R4 shares, an shareholder service fee at an annual rate of 0.10% of the Fund’s average daily net assets attributable to Class R1, Class R2, Class R3 or Class R4 shares of such Fund, as applicable.
Pursuant to the Shareholder Services Plans, each Fund's Class R1, Class R2, Class R3 or Class R4 shares may pay for shareholder services and/or account maintenance services, including responding to beneficial owner inquiries, providing information regarding beneficial owner investments, other similar personal services and/or services related to the maintenance of shareholder accounts as contemplated by Financial Industry Regulatory Authority, Inc. Rule 2341 or any successor thereto. Because service fees are ongoing, over time they will increase the cost of an investment in the Fund. With respect to the Class R1, R2 and R3 shares, these services are in addition to those services that may be provided under the Class R1, R2 or Class R3 12b-1 Plan.
FEE WAIVERS AND SUBSIDIES. PI may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Funds. In addition, the Distributor may from time to time waive a portion of the distribution (12b-1) fees as described in the Prospectus. Fee waivers and subsidies will increase the Funds' total return.
COMPUTATION OF OFFERING PRICE PER SHARE
Because each Fund is new, this information is not available.
PORTFOLIO TRANSACTIONS & BROKERAGE
The Funds have adopted a policy pursuant to which the Funds and their Manager, subadviser and principal underwriter are prohibited from directly or indirectly compensating a broker-dealer for promoting or selling Fund shares by directing brokerage transactions to that broker. The Fund has adopted procedures for the purpose of deterring and detecting any violations of the policy. The policy permits the Funds, the Manager and the subadviser to use selling brokers to execute transactions in portfolio securities so long as the selection of such selling brokers is the result of a decision that executing such transactions is in the best interest of the Funds and is not influenced by considerations about the sale of Fund shares. For purposes of this section, the term “Manager” includes the subadviser.
The Manager is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Funds, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. On a national securities exchange, broker-dealers may receive negotiated brokerage commissions on Fund portfolio transactions, including options, futures, and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. On a non-US securities exchange, commissions may be fixed. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable laws, one of the Manager's affiliates (an affiliated broker). Brokerage commissions on US securities, options and futures exchanges or boards of trade are subject to negotiation between the Manager and the broker or futures commission merchant.
In the OTC market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and US Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Funds will not deal with an affiliated broker in any transaction in which an affiliated broker acts as principal except in accordance with the rules of the SEC.
In placing orders for portfolio securities of the Funds, the Manager's overriding objective is to obtain the best possible combination of favorable price and efficient execution. The Manager seeks to effect such transaction at a price and commission that provides the most favorable total cost of proceeds reasonably attainable in the circumstances. The factors that the Manager may consider in selecting a particular broker, dealer or futures commission merchant (firms) are the Manager's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the portfolio transaction; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular transaction; confidentiality; the execution, clearance and settlement capabilities of the firms; the availability of research and research-related services provided through such firms; the Manager's knowledge of the financial stability of the firms; the Manager's knowledge of actual or apparent operational problems of firms; and the amount of capital, if any, that would be contributed by firms executing the transaction. Given these factors, the Funds may pay transaction costs in excess of that which another firm might have charged for effecting the same transaction.
When the Manager selects a firm that executes orders or is a party to portfolio transactions, relevant factors taken into consideration are whether that firm has furnished research and research-related products and/or services, such as research reports, research compilations, statistical and economic data, computer databases, quotation equipment and services, research-oriented computer software and services, reports concerning the performance of accounts, valuations of securities, investment-related periodicals, investment seminars and other economic services and consultations. Such services are used in connection with some or all of the Manager's investment activities; some of such services, obtained in connection with the execution of transactions for one investment account, may be used in managing other accounts, and not all of these services may be used in connection with the Funds. The Manager maintains an internal allocation procedure to identify those firms who have provided it with research and research-related products and/or services, and the amount that was provided, and to endeavor to direct sufficient commissions to them to ensure the continued receipt of those services that the Manager believes provide a benefit to the Funds and their other clients. The Manager makes a good faith determination that the research and/or service is reasonable in light of the type of service provided and the price and execution of the related portfolio transactions.
When the Manager deems the purchase or sale of equities to be in the best interests of the Funds or their other clients, including Prudential, the Manager may, but is under no obligation to, aggregate the transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the transactions, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to their clients. The allocation of orders among firms and the commission rates paid are reviewed periodically by the Funds' Board. Portfolio securities may not be purchased from any underwriting or selling syndicate of which any affiliate, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act), except in accordance with rules of the SEC. This limitation, in the opinion of the Funds, will not significantly affect the Funds' ability to pursue their present investment objectives. However, in the future in other circumstances, the Funds may be at a disadvantage because of this limitation in comparison to other funds with similar objectives but not subject to such limitations.
Subject to the above considerations, an affiliate may act as a broker or futures commission merchant for the Funds. In order for an affiliate of the Manager to effect any portfolio transactions for the Funds, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other firms in connection with comparable transactions involving similar securities or futures being purchased or sold on an exchange or board of trade during a comparable period of time. This standard would allow the affiliated broker to receive no more than the remuneration which would be expected to be received by an unaffiliated firm in a commensurate arm's-length transaction. Furthermore, the Board, including a majority of the Independent Board Members, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to the affiliated broker (or any affiliate) are consistent with the foregoing standard. In accordance with Section 11(a) of the 1934 Act, an affiliate may not retain compensation for effecting transactions on a national securities exchange for the Funds unless the Funds have expressly authorized the retention of such compensation. The affiliate must furnish to the Funds at least annually a statement setting forth the total amount of all compensation retained by the affiliate from transactions effected for the Funds during the applicable period. Brokerage transactions with an affiliated broker are also subject to such fiduciary standards as may be imposed upon the affiliate by applicable law. Transactions in options by the Funds will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers. Thus, the number of options which the Funds may write or hold may be affected by options written or held by the Manager and other investment advisory clients of the Manager. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Prudential Day One Funds    40

Because each Fund is new, it has not made payment of commissions as of the most recently completed fiscal year.
Each Fund is required to disclose its holdings of securities of its regular brokers and dealers (as defined under Rule 10b-1 under the 1940 Act) and their parents as of the most recently completed fiscal year. Because each Fund is new, it held no securities of its regular brokers and dealers as of the most recently completed fiscal year.
ADDITIONAL INFORMATION
FUND HISTORY. Prudential Investment Portfolios 5 (the Trust), organized in 1999 under the laws of Delaware, is a trust of the type commonly known as a “statutory trust.” The Strategic Partners Large Capitalization Value Fund, which was a series of the Trust, was reorganized (merged) into the Jennison Value Fund as of March 2, 2007. Prior to February 16, 2010, the Trust was known as Strategic Partners Style Specific Funds. Prior to December 2013, the Trust was comprised of Prudential Jennison Conservative Growth Fund and Prudential Small Cap Value Fund. In December 2013 the Board authorized the creation of a new series of the Trust, known as Prudential Jennison Rising Dividend Fund.
The Prudential Small Cap Value Fund, which was a series of the Trust, was reorganized (merged) into the Target Small Capitalization Value Portfolio of The Target Portfolio Trust as of June 19, 2015. In September 2016, the following new series of the Trust were established and are expected to commence operations in December 2016: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, and Prudential Day One 2060 Fund.
DESCRIPTION OF SHARES AND ORGANIZATION. The Trust is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share, currently divided into fifteen series (referred to as the Funds) and eleven classes, designated Class A, Class B, Class C, Class Q, Class Z, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares. Each Fund offers only certain of these share classes, as identified in each Fund’s prospectus. Each class of shares represents an interest in the same assets of a Fund and is identical in all respects except that (1) each class is subject to different sales charges and distribution fees (except for Class Q, Class Z, Class R5 and Class R6, which are not subject to any sales charges and distribution fees), which may affect performance, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) each class has a different exchange privilege, and (4) Class B shares have a conversion feature. In accordance with the Trust's Agreement and Declaration of Trust, the Board Members may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board Members may determine.
Shares of the Trust, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Trust under certain circumstances. Each share of each class is equal as to earnings, assets and voting privileges, except as noted above, and each class of shares (with the exception of Class Q, Class Z, Class R5 and Class R6 shares, which are not subject to any distribution fees) bears the expenses related to the distribution of its shares. Except for the conversion feature applicable to the Class B shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of a Fund is entitled to its portion of all of the Fund's assets after all debt and expenses of the Fund have been paid. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, and Class Q, Class Z, Class R5 and Class R6 shares are not subject to any distribution fees, the liquidation proceeds to shareholders of Classes B and C are likely to be lower than to shareholders of the other classes.
The Trust does not intend to hold annual meetings of shareholders unless otherwise required by law. The Trust will not be required to hold meetings of shareholders unless, for example, the election of Board Members is required to be acted on by shareholders under the 1940 Act. Shareholders have certain rights, including the right to call a meeting upon the request in writing by shareholders holding at least 10% of the Trust's outstanding shares for the purpose of voting on the removal of one or more Board Members. The Trust will render assistance to those shareholders who call such a meeting.
Under the Agreement and Declaration of Trust, the Board Members may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives and policies and share purchase, redemption and net asset value procedures) with such preferences, privileges, limitations and voting and dividend rights as the Board Members may determine. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series (subject only to the rights of creditors of that series) and would be subject to the liabilities related thereto. Under the 1940 Act, shareholders of any additional series of shares would normally have to approve the adoption of any advisory contract relating to such series and of certain changes in the investment policies related thereto.

The Board Members have the power to alter the number and the terms of office of the Board Members, provided that always at least a majority of the Board Members have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Board Members being selected, while the holders of the remaining shares would be unable to elect any Board Members.
PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS
PGIM Investments, Inc., an affiliate of the Manager, will own all initial seed capital shares of each Fund as of the date of this SAI and shall be deemed a control person of each Fund. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of each Fund.
As of the date of this SAI, the Board Members and Officers of the Funds, as a group, owned less than 1% of the outstanding shares of each Fund.
FINANCIAL STATEMENTS
Because each Fund has not yet commenced operations, no financial information is available. When available, each Fund’s Annual and Semi-Annual Reports will be available upon request and without charge.

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PART II
PURCHASE, REDEMPTION AND PRICING OF FUND SHARES
SHARE CLASSES. The Funds may offer shares of one or more classes to investors. Not every share class described in this SAI may be offered, and investors should consult their Prospectus for specific information concerning the share classes that are available to them.
Shares of the Funds may be purchased at a price equal to the next determined NAV per share plus a sales charge (if applicable) which, at the election of the investor, may be imposed either (1) at the time of purchase (Class A shares) or (2) on a deferred basis (Class B and Class C shares or Class A shares, in certain circumstances). Class Q, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class Z shares, if offered, are offered only to a limited group of investors at NAV without any sales charges.
Additional or different classes of shares may also be offered, including Class Q, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6. If offered, specific information with respect to these share classes is set forth in the Prospectus and SAI.
For more information, see “How to Buy, Sell and Exchange Fund Shares—How to Buy Shares” in the Prospectus.
PURCHASE BY WIRE. For an initial purchase of shares of the Funds by wire, you must complete an application and telephone PMFS at (800) 225-1852 (toll-free) to receive an account number. PMFS will request the following information: your name, address, tax identification number, Fund name, class election (if applicable), dividend distribution election, amount being wired and wiring bank. PMFS will also furnish you with instructions for wiring the funds from your bank to the Funds' Custodian.
If you arrange for receipt by the Custodian of federal funds prior to the calculation of NAV (once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time), on a business day, you may purchase shares of the Funds as of that day. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE.
In making a subsequent purchase order by wire, you should wire the Custodian directly and should be sure that the wire specifies the Fund name, the share class to be purchased, your name, individual account number, Direct Deposit Account (DDA) Number and the Fund's Bank Account registration. You do not need to call PMFS to make subsequent purchase orders utilizing federal funds. The minimum amount for subsequent purchase by wire is $100.
ISSUANCE OF FUND SHARES FOR SECURITIES. Transactions involving the issuance of Fund shares for securities (rather than cash) will be limited to (1) reorganizations, (2) statutory mergers, or (3) other acquisitions of portfolio securities that: (a) meet the investment objectives and policies of the Funds, (b) are liquid and not subject to restrictions on resale, (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market, and (d) are approved by the Funds' Manager.
MULTIPLE ACCOUNTS. An institution may open a single master account by filing an application with PMFS, signed by personnel authorized to act for the institution. Individual subaccounts may be opened at the time the master account is opened by listing them, or they may be added at a later date by written advice. Procedures will be available to identify subaccounts by name and number within the master account name. The foregoing procedures would also apply to related institutional accounts (i.e., accounts of shareholders with a common institutional or corporate parent). The investment minimums as set forth in the relevant Prospectus under “How to Buy and Sell Fund Shares—How to Buy Shares” are applicable to the aggregate amounts invested by a group, and not to the amount credited to each subaccount.
REOPENING AN ACCOUNT. Subject to the minimum investment restrictions, an investor may reopen an account, without filing a new application, at any time during the calendar year the account is closed, provided that the information on that application is still applicable.
RESTRICTIONS ON SALE OF FUND SHARES. The right of redemption may be suspended or the date of payment may be postponed for a period of up to seven days. Suspensions or postponements may not exceed seven days except at times (1) when the NYSE is closed for other than customary weekends and holidays, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal of Fund securities is not reasonably practicable or it is not reasonably practicable for the Funds fairly to determine the value of their net assets, or (4) during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (2), (3) or (4) exist.
REDEMPTION IN KIND. The Funds may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Funds, in lieu of cash, in conformity with applicable rules of the SEC and procedures adopted by the Board. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Funds, however, have elected to be governed by Rule 18f-1 under the 1940 Act, under which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Funds during any 90-day period for any one shareholder.
RIGHTS OF ACCUMULATION. Reduced sales charges are also available through Rights of Accumulation, under which an investor or an eligible group of related investors, as described under “Reducing or Waiving Class A's Initial Sales Charge” in the Prospectus, may aggregate the value of their existing holdings of Class A, Class B, and Class C shares of the Fund and shares of other Prudential Investments mutual funds (excluding money market funds other than those acquired pursuant to the exchange privilege) to determine the reduced sales charge. However, the value of shares held directly with PMFS and through your broker will not be aggregated to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (NAV plus maximum sales charge). The Distributor, your broker or PMFS must be notified at the time of purchase that the investor is entitled to a reduced sales charge. Reduced sales charges will be granted subject to confirmation of the investor's holdings. This does not apply to Prudential Government Money Market Fund, Inc.
SALE OF SHARES. You can redeem your shares at any time for cash at the NAV next determined after the redemption request is received in proper form (in accordance with procedures established by PMFS in connection with investors' accounts) by PMFS or your broker or other financial intermediary. See “Net Asset Value” below. In certain cases, however, redemption proceeds will be reduced by the amount of any applicable contingent deferred sales charge (CDSC), as described in “Contingent Deferred Sales Charge” below. If you are redeeming your shares through a broker, your broker must receive your sell order before the NAV is computed for that day (at the close of regular trading on the NYSE, usually, 4:00 p.m. Eastern time) in order to receive that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. Your broker will be responsible for furnishing all necessary documentation to the Distributor and may charge you for its services in connection with redeeming shares of the Funds.
All correspondence and documents concerning redemptions should be sent to the Funds in care of PMFS, P.O. Box 9658, Providence, Rhode Island 02940 or to your broker or other financial intermediary.
If you hold shares in non-certificate form, a written request for redemption signed by you exactly as the account is registered is required. If you hold certificates, the certificates must be received by PMFS, the Distributor or your broker in order for the redemption request to be processed. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to PMFS must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be sent to the Funds in care of PMFS, P.O. Box 9658, Providence, RI 02940, to the Distributor or to your broker.
Payment for redemption of recently purchased shares will be delayed until the Funds or PMFS has been advised that the purchase check has been honored, which may take up to 7 calendar days from the time of receipt of the purchase check by PMFS. Such delay may be avoided by purchasing shares by wire or by certified or cashier's check.
SIGNATURE GUARANTEE. If the proceeds of the redemption (1) exceed $100,000, (2) are to be paid to a person other than the record owner, (3) are to be sent to an address other than the address on PMFS’ records, (4) are to be paid to a corporation, partnership, trust or fiduciary, or (5) are to be paid due to the death of the shareholder or on behalf of the shareholder, and your shares are held directly with PMFS, the signature(s) on the redemption request or stock power must be medallion signature guaranteed. The medallion signature guarantee must be obtained from an authorized officer of a bank, broker, dealer, securities exchange or association, clearing agency, savings association, or credit union that is participating in one of the recognized medallion programs (STAMP, SEMP, or NYSE MSP). The medallion signature guarantee must be appropriate for the dollar amount of the transaction. PMFS reserves the right to reject transactions where the value of the transaction exceeds the value of the surety coverage indicated on the medallion imprint. PMFS also reserves the right to request additional information from, and make reasonable inquires of, any institution that provides a medallion signature guarantee. In the case of redemptions from a PruArray Plan, if the proceeds of the redemption are invested in another investment option of the plan in the name of the record holder and at the same address as reflected in PMFS' records, a medallion signature guarantee is not required.
Payment for shares presented for redemption will be made by check within seven days after receipt by PMFS or your broker of the written request and certificates, if issued, except as indicated below. If you hold shares through a broker, payment for shares presented for redemption will be credited to your account at your broker, unless you indicate otherwise. Such payment may be postponed or the right of redemption suspended at times (1) when the NYSE is closed for other than customary weekends and holidays, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Funds fairly to determine the value of their net assets, or (4) during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (2), (3) or (4) exist.

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EXPEDITED REDEMPTION PRIVILEGE. By electing the Expedited Redemption Privilege, you may arrange to have redemption proceeds sent to your bank account. The Expedited Redemption Privilege may be used to redeem shares in an amount of $100 or more, except if an account for which an expedited redemption is requested has an NAV of less than $100, the entire account will be redeemed. Redemption proceeds in the amount of $500 or more will be remitted by wire to your bank account at a domestic commercial bank which is a member of the Federal Reserve system. The money would generally be received by your bank within one business day of the redemption. Redemption proceeds of less than $500 will be sent by ACH to your bank which must be a member of the Automated Clearing House (ACH) system. The money would generally be received by your bank within three business days of the redemption. Any applicable CDSC will be deducted from the redemption proceeds. Expedited redemption requests may be made by telephone or letter, must be received by the Transfer Agent prior to 4:00 p.m. Eastern time to receive a redemption amount based on that day's NAV and are subject to the terms and conditions as set forth in the Prospectus regarding redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see “How to Buy, Sell and Exchange Fund Shares-Telephone Redemptions or Exchanges” in the Prospectus. The Expedited Redemption Privilege may be modified or terminated at any time without notice. To receive further information, shareholders should contact PMFS.
INVOLUNTARY REDEMPTION. If the value of your account with PMFS is less than $500 for any reason, we may sell the rest of your shares (without charging any CDSC) and close your account. The involuntary sale provisions do not apply to: (i) an individual retirement account (IRA) or other qualified or tax-deferred retirement plan or account, (ii) Automatic Investment Plan (AIP) accounts, employee savings plan accounts or payroll deduction plan accounts, (iii) accounts under the same registration with multiple share classes in the Fund whose combined value exceeds $500, or (iv) clients with assets more than $50,000 across the Prudential Investments family of mutual funds. “Client” for this purpose has the same definition as for purposes of Rights of Accumulation, i.e., an investor and an eligible group of related investors.
We have the right to reject any purchase order (including an exchange into a Fund) or suspend or modify a Fund's sales of its shares under certain circumstances. These circumstances include, but are not limited to, failure by you to provide additional information requested, such as information required to verify the source of funds used to purchase shares, your identity or the identity of any underlying beneficial owners of your shares. Furthermore, we are required by law to close your account if you do not provide the required identifying information; this would result in the redemption of shares at the then-current day's NAV and the proceeds would be remitted to you via check. We will attempt to verify your identity within a reasonable time frame (e.g., 60 days) which may change from time to time.
ACCOUNT MAINTENANCE FEE. With respect to Class R2 shares purchased by individuals and Class R5 shares purchased by current and former employees (including their spouses, children and parents) of Prudential and its affiliates, in order to offset the disproportionate effect (in basis points) of expenses associated with servicing lower balance accounts, if the value of your account with PMFS is less than $10,000, a $15 annual account maintenance fee (“account maintenance fee”) will be deducted from your account. The account maintenance fee will be assessed during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the account maintenance fee will be waived. The account maintenance fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) accounts for which you have elected to receive your account statements, transaction confirmations, prospectuses, and fund shareholder reports electronically rather than by mail, (iii) omnibus accounts or other accounts for which the dealer is responsible for recordkeeping, (iv) institutional accounts, (v) group retirement plans (including SIMPLE IRA plans, profit-sharing plans, money purchase pension plans, Keogh plans, defined compensation plans, defined benefit plans and 401(k) plans), (vi) AIP accounts or employee savings plan accounts, (vii) accounts with the same registration associated with multiple share classes within the Fund, provided that the aggregate value of share classes with the same registration within the Fund is $10,000 or more, or (viii) clients with assets of $50,000 or more across the Prudential Investments family of mutual funds. “Client” for this purpose has the same definition as for purposes of Rights of Accumulation, i.e., an investor and an eligible group of related investors or other financial intermediary.
NET ASSET VALUE
The price an investor pays for a Fund share is based on the share value. The share value—known as the net asset value per share or NAV—is determined by subtracting Fund liabilities from the value of Fund assets and dividing the remainder by the number of outstanding shares. NAV is calculated separately for each class. The Funds will compute their NAV once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. For purposes of computing NAV, the Funds will value futures contracts generally 15 minutes after the close of regular trading on the NYSE. The Funds may not compute their NAV on days on which no orders to purchase, sell or exchange shares of the Funds have been received or on days on which changes in the value of the Funds' portfolio securities do not materially affect NAV. The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. Please see the NYSE website (www.nyse.com) for a specific list of the holidays on which the NYSE is closed.

In accordance with procedures adopted by the Board, the value of investments listed on a securities exchange and NASDAQ System securities (other than options on stock and stock indices) are valued at the last sale price on the day of valuation or, if there was no sale on such day, the mean between the last bid and asked prices on such day, or at the bid price on such day in the absence of an asked price, as provided by a pricing service or principal market marker. Securities included on the NASDAQ Market are valued at the NASDAQ Official Closing Price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. NASDAQ Market Securities for which there was no NOCP or last sale price are valued at the mean between the last bid and asked prices on the day of valuation, or the last bid price in the absence of an asked price. Corporate bonds (other than convertible debt securities) and US Government securities that are actively traded in the OTC market, including listed securities for which the primary market is believed by the Manager in consultation with the subadviser to be over-the-counter, are valued on the basis of valuations provided by an independent pricing agent which uses information with respect to transactions in bonds, quotations from bond dealers, agency ratings, market transactions in comparable securities and various relationships between securities in determining value. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the subadviser to be OTC, are valued on the day of valuation at an evaluated bid price provided by an independent pricing agent, or, in the absence of valuation provided by an independent pricing agent, at the bid price provided by a principal market maker or primary market dealer.
OTC options on stock and stock indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on the respective exchange and futures contracts and options thereon are valued at their last sale prices as of the close of trading on the applicable commodities exchange or if there was no sale on the applicable commodities exchange on such day, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Quotations of non-US securities in a non-US currency are converted to US dollar equivalents at the current rate obtained from a recognized bank, dealer or independent service, and forward currency exchange contracts are valued at the current cost of covering or offsetting such contacts. Should an extraordinary event, which is likely to affect the value of the security, occur after the close of an exchange on which a portfolio security is traded, such security will be valued at fair value considering factors determined in good faith by the subadviser or Manager under procedures established by and under the general supervision of the Funds' Board.
Under the 1940 Act, the Board is responsible for determining in good faith the fair value of securities of the Funds. Portfolio securities for which reliable market quotations are not readily available or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Manager or subadviser (or Valuation Committee or Board) does not represent fair value (Fair Value Securities), are valued by the Valuation Committee or Board in consultation with the subadviser or Manager, as applicable, including, as applicable, their portfolio managers, traders, research and credit analysts, and legal and compliance personnel, on the basis of the following factors: the nature of any restrictions on disposition of the securities; assessment of the general liquidity/illiquidity of the securities; the issuer's financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the Manager or subadviser regarding the issuer or the markets or industry in which it operates; other analytical data; consistency with valuation of similar securities held by other Prudential Investments mutual funds; and such other factors as may be determined by the subadviser, Manager, Board or Valuation Committee to materially affect the value of the security. Fair Value Securities may include, but are not limited to, the following: certain private placements and restricted securities that do not have an active trading market; securities whose trading has been suspended or for which market quotes are no longer available; debt securities that have recently gone into default and for which there is no current market; securities whose prices are stale; securities affected by significant events; and securities that the subadviser or Manager believes were priced incorrectly.
A “significant event” (which includes, but is not limited to, an extraordinary political or market event) is an event that the subadviser or Manager believes with a reasonably high degree of certainty has caused the closing market prices of portfolio securities to no longer reflect their value at the time of the NAV calculation. On a day that the Manager determines that one or more portfolio securities constitute Fair Value Securities, the Manager’s Fair Valuation Committee may determine the fair value of these securities if the fair valuation of each security results in a change of less than $0.01 to the Funds' NAV and/or the fair valuation of the securities in the aggregate results in a change of less than one half of one percent of the Funds' daily net assets and the Fair Valuation Committee presents these valuations to the Board for its ratification. In the event that the fair valuation of a security results in a NAV change of $0.01 or more per share and/or in the aggregate results in a change of one half of one percent or more of the daily NAV, the Board shall promptly be notified, in detail, of the fair valuation, and the fair valuation will be reported on and presented for ratification at the next regularly scheduled Board meeting. Also, the Board receives, on an interim basis, reports of the meetings of the Valuation Committee that occur between regularly scheduled Board meetings.

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In addition, the Funds use a service provided by a pricing vendor to fair value non-US Fair Value Securities, which are securities that are primarily traded in non-US markets and subject to a valuation adjustment upon the reaching of a valuation “trigger” determined by the Board. The fair value prices of non-US Fair Value Securities reflect an adjustment to closing market prices that is intended to reflect the causal link between movements in the US market and the non-US market on which the securities trade.
The use of fair value pricing procedures involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. Accordingly, there can be no assurance that the Funds could obtain the fair value assigned to a security if the security were sold at approximately the same time at which the NAV per share is determined.
Generally, we will value the Funds' futures contracts at the close of trading for those contracts (normally 15 minutes after the close of regular trading on the NYSE). If, in the judgment of the subadviser or Manager, the closing price of a contract is materially different from the contract price at the NYSE close, a fair value price for the contract will be determined.
If dividends are declared daily, the NAV of each class of shares will generally be the same. It is expected, however, that the dividends, if any, will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.
SHAREHOLDER SERVICES
Upon the initial purchase of Fund shares, a Shareholder Investment Account is established for each investor under which a record of the shares is maintained by PMFS. Share certificates are no longer issued for shares of the Funds. The Funds furnish to shareholders the following privileges and plans:
AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Funds at NAV per share. An investor may direct PMFS in writing not less than five full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received by the record date, cash payment will be made directly to the broker. Any shareholder who receives dividends or distributions in cash may subsequently reinvest any such dividend or distribution at NAV by returning the check or the proceeds to PMFS within 30 days after the payment date. Such reinvestment will be made at the NAV per share next determined after receipt of the check or the proceeds by PMFS. Shares purchased with reinvested dividends and/or distributions will not be subject to any CDSC upon redemption.
EXCHANGE PRIVILEGES. The Funds furnish to shareholders the privilege of exchanging their shares of the Funds for shares of certain other Prudential Investments mutual funds, as disclosed in each Fund’s Prospectus, including one or more specified money market funds, subject in each case to the minimum investment requirements of such funds. Shares of such other Prudential Investments mutual funds may also be exchanged for shares of the Funds. All exchanges are made on the basis of the relative NAV next determined after receipt of an order in proper form. An exchange will be treated as a redemption and purchase for federal income tax purposes. Shares may be exchanged for shares of another fund only if shares of such fund may legally be sold under applicable state laws. For retirement and group plans having a limited menu of Prudential Investments mutual funds, the exchange privilege is available for those funds eligible for investment in the particular program.
It is contemplated that the exchange privilege may be applicable to new Prudential Investments mutual funds, the shares of which may be distributed by the Distributor.
In order to exchange shares by telephone, you must authorize telephone exchanges on your initial application form or by written notice to PMFS and hold shares in non-certificated form. Thereafter, you may call the Funds at (800) 225-1852 to execute a telephone exchange of shares, on weekdays, except holidays, between the hours of 8:00 a.m. and 6:00 p.m. Eastern time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to authenticate your account. A written confirmation of the exchange transaction will be sent to you. Neither the Funds nor their agents will be liable for any loss, liability or cost which results from acting upon instructions reasonably believed to be genuine under the foregoing procedures. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order.
If you hold shares through a brokerage firm, you must exchange your shares by contacting your financial adviser.
If you hold share certificates, the certificates must be returned in order for the shares to be exchanged. See “Purchase, Redemption and Pricing of Fund Shares—Sale of Shares” above.
You may also exchange shares by mail by writing to PMFS, P.O. Box 9658, Providence, RI 02940.

In periods of severe market or economic conditions the telephone exchange of shares may be difficult to implement and you should make exchanges by mail by writing to PMFS at the address noted above.
Class R1, R2, R3, R4, R5 and R6 shares: Class R1, R2, R3, R4, R5 and R6 shares may be exchanged for shares of the same share class of other Prudential Day One Funds. Class R2 shares held directly with PMFS may be exchanged for Class A shares of Prudential Government Money Market Fund, Inc. Class R5 shares held directly with PMFS may be exchanged for Class Z shares of Prudential Government Money Market Fund, Inc.
Additional details about the exchange privilege and prospectuses for each of the Prudential Investments mutual funds are available from PMFS, the Distributor or your broker. The special exchange privilege may be modified, terminated or suspended on sixty days' notice, and the Funds, or the Distributor, have the right to reject any exchange application relating to the Funds' shares.
AUTOMATIC INVESTMENT PLAN (AIP). Under AIP, an investor may arrange to have a fixed amount automatically invested in shares of the Funds by authorizing his or her bank account or brokerage account to be debited to invest specified dollar amounts in shares of the Funds. The investor's bank must be a member of the Automated Clearing House System.
Further information about this program and an application form can be obtained from PMFS, the Distributor or your broker.
SYSTEMATIC WITHDRAWAL PLAN. A Systematic Withdrawal Plan is available to shareholders through the PMFS or your broker. The Systematic Withdrawal Plan provides for monthly, quarterly, semi-annual or annual redemptions in any amount, except as provided below, up to the value of the shares in the shareholder's account. Systematic withdrawals of Class A (in certain instances), Class B and Class C shares may be subject to a CDSC. The Systematic Withdrawal Plan is not available to participants in certain retirement plans. Please contact PMFS at (800) 225-1852 for more details.
PMFS, the Distributor or your broker acts as an agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The Systematic Withdrawal Plan may be terminated at any time.
Systematic withdrawals should not be considered as dividends, yield or income. If systematic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.
Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the sales charges applicable to (i) the purchase of Class A shares and (ii) the redemption of Class A (in certain instances), Class B and Class C shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the Systematic Withdrawal Plan, particularly if used in connection with a retirement plan.
MUTUAL FUND PROGRAMS. From time to time, the Funds may be included in a mutual fund program with other Prudential Investments mutual funds. Under such a program, a group of portfolios will be selected and thereafter marketed collectively. Typically, these programs are marketed with an investment theme, such as pursuit of greater diversification, protection from interest rate movements or access to different management styles. In the event such a program is instituted, there may be a minimum investment requirement for the program as a whole. The Funds may waive or reduce the minimum initial investment requirements in connection with such a program.
The mutual funds in the program may be purchased individually or as a part of a program. Since the allocation of portfolios included in the program may not be appropriate for all investors, investors should consult their financial adviser concerning the appropriate blends of portfolios for them. If investors elect to purchase the individual mutual funds that constitute the program in an investment ratio different from that offered by the program, the standard minimum investment requirements for the individual mutual funds will apply.
TAX-DEFERRED RETIREMENT PROGRAMS. Various tax-deferred retirement plans, including a 401(k) plan, self-directed individual retirement accounts and “tax-deferred accounts” under Section 403(b)(7) of the Code are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants or a pooled account arrangement. Information regarding the establishment of these plans, their administration, custodial fees and other details is available from the Distributor or PMFS.
Investors who are considering the adoption of such a plan should consult with their own legal counsel and/or tax adviser with respect to the establishment and maintenance of any such plan.

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TAXES, DIVIDENDS AND DISTRIBUTIONS
The following is a summary of certain tax considerations generally affecting each Fund and its shareholders. This section is based on the Code, Treasury Regulations, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. Please consult your own tax adviser concerning the consequences of investing in a Fund in your particular circumstances under the Code and the laws of any other taxing jurisdiction.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code and intends to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net tax-exempt income and investment company taxable income for the year (the “Distribution Requirement”), and satisfies certain other requirements of the Code that are described below.
Net capital gains of a Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward. If a Fund has a capital loss carryforward, the amount and duration of any such capital loss carryforward will be set forth at the end of this section.
In addition to satisfying the Distribution Requirement, each Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of stock and securities, gains from the sale or disposition of stock, securities or non-US currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a “qualified publicly traded partnership” (as such term is defined in the Code).
Each Fund must also satisfy an asset diversification test on a quarterly basis. Failure to do so may result in a Fund being subject to penalty taxes, being required to sell certain of its positions, and may cause the Fund to fail to qualify as a regulated investment company. Under this asset diversification test, at the close of each quarter of a Fund’s taxable year, (1) 50% or more of the value of the Fund’s assets must be represented by cash, United States government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s assets and 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of the Fund’s assets may be invested in securities of (x) any one issuer (other than United States government securities or securities of other regulated investment companies), or two or more issuers (other than securities of other regulated investment companies) of which the Fund owns 20% or more of the voting stock and which are engaged in the same, similar or related trades or businesses or (y) one or more “qualified publicly traded partnerships” (as such term is defined in the Code) and commonly referred to as “master limited partnerships.”
A Fund may be able to cure a failure to derive 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax, by disposing of certain assets, or by paying a tax and disposing of assets. If, in any taxable year, a Fund fails one of these tests and does not timely cure the failure, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income.
Although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. A Fund’s investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund being subject to state, local or non-US income, franchise or withholding tax liabilities.
If for any year a Fund does not qualify as a regulated investment company, or fails to meet the Distribution Requirement, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In addition, in the event of a failure to qualify, a Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, including any distributions of net long-term capital gains, will be taxable to shareholders as dividend income. However, such dividends will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be subject to taxation on any net built-in-gains (i.e., the excess of the aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) recognized for a period of ten years, or, under certain circumstances, may have to recognize and pay tax on such net built-in-gain, in order to qualify as a regulated investment company in a subsequent year.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company to the extent that it distributes income in such a way that it is taxable to shareholders in a calendar year other than the calendar year in which a Fund earned the income. Specifically, the excise tax will be imposed if a Fund fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income, including qualified dividend income, for the calendar year and 98.2% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed otherwise retained amounts if it is subject to income tax on those amounts for any taxable year ending in such calendar year.
Each Fund intends to make sufficient distributions or deemed distributions of its qualified dividend income, ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax. However, investors should note that a Fund may in certain circumstances be required to borrow money or liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.
FUND INVESTMENTS. Each Fund may make investments or engage in transactions that affect the character, amount and timing of gains or losses realized by a Fund. A Fund may make investments that produce income that is not matched by a corresponding cash receipt by the Fund. Any such income would be treated as income earned by the Fund and therefore would be subject to the Distribution Requirement. Such investments may require a Fund to borrow money or dispose of other securities in order to comply with those requirements. Each Fund may also make investments that prevent or defer the recognition of losses or the deduction of expenses. These investments may likewise require a Fund to borrow money or dispose of other securities in order to comply with the Distribution Requirement. Additionally, a Fund may make investments that result in the recognition of ordinary income rather than capital gain, or that prevent the Fund from accruing a long-term holding period. These investments may prevent the Fund from making capital gain distributions as described below. Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it makes any such investments in order to mitigate the effect of these rules. The foregoing concepts are explained in greater detail in the following paragraphs.
Gains or losses on sales of stock or securities by a Fund generally will be treated as long-term capital gains or losses if the stock or securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call or otherwise holds an offsetting position, with respect to the stock or securities. Other gains or losses on the sale of stock or securities will be short-term capital gains or losses.
In certain situations, a Fund may, for a taxable year, defer all or a portion of its net capital loss realized after October (or if there is no net capital loss, then any net long-term or short-term capital loss) and its late-year ordinary loss (defined as the sum of the excess of post-October non-US currency and passive non-US investment company (“PFIC”) losses over post-October non-US currency and PFIC gains plus the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
If an option written by a Fund on securities lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will generally realize short-term capital gain or loss. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale proceeds of the securities delivered in determining the amount of gain or loss on the sale. Gain or loss on the sale, lapse or other termination of options acquired by a Fund on stock or securities and on narrowly-based stock indexes will be capital gain or loss and will be long-term or short-term depending on the holding period of the option.
Certain Fund transactions may be subject to wash sale, short sale, constructive sale, conversion transaction, constructive ownership transaction and straddle provisions of the Code that may, among other things, require a Fund to defer recognition of losses or convert long-term capital gain into ordinary income or short-term capital gain taxable as ordinary income.
As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute taxable ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. Periodic net payments that would otherwise constitute ordinary deductions but are allocable under the Code to exempt-interest dividends will not be allowed as a deduction but instead will reduce net tax-exempt income.

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In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. In general, a Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.
Debt securities acquired by a Fund may be subject to original issue discount and market discount rules which, respectively, may cause the Fund to accrue income in advance of the receipt of cash with respect to interest or cause gains to be treated as ordinary income subject to the Distribution Requirement referred to above. Market discount generally is the excess, if any, of the principal amount of the security (or, in the case of a security issued at an original issue discount, the adjusted issue price of the security) over the price paid by the Fund for the security. Original issue discount that accrues in a taxable year is treated as income earned by a Fund and therefore is subject to the Distribution Requirement. Because the original issue discount income earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to borrow money or dispose of other securities and use the proceeds to make distributions to satisfy the Distribution Requirement.
Certain futures contracts and certain listed options (referred to as Section 1256 contracts) held by the Funds will be required to be “marked to market” for federal income tax purposes at the end of a Fund’s taxable year, that is, treated as having been sold at the fair market value on the last business day of the Fund’s taxable year. Except with respect to certain non-US currency forward contracts, sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and forty percent will be treated as short-term capital gain or loss. Any net mark-to-market gains may be subject to the Distribution Requirement referred to above, even though a Fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash.
Gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a non-US currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on non-US currency forward contracts or dispositions of debt securities denominated in a non-US currency that are attributable to fluctuations in the value of the non-US currency between the date of acquisition of the security or contract and the date of disposition thereof generally also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions from current earnings and profits, and distributions made before the losses were realized could be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, thereby reducing each shareholder’s basis in his or her Fund shares.
If the Fund holds (directly or indirectly) one or more “tax credit bonds” (defined below) on one or more specified dates during the Fund’s taxable year, and the Fund satisfies the minimum distribution requirement, the Fund may elect for US federal income tax purposes to pass through to shareholders tax credits otherwise allowable to the Fund for that year with respect to such bonds. A tax credit bond is defined in the Code as a “qualified tax credit bond” (which includes a qualified forestry conservation bond, a new clean renewable energy bond, a qualified energy conservation bond, a qualified zone academy bond, or a qualified school construction bond, each of which must meet certain requirements specified in the Code), a “build America bond” or certain other specified bonds. If the Fund were to make an election, a shareholder of the Fund would be required to include in gross income an amount equal to such shareholder’s proportionate share of the interest income attributable to such credits and would be entitled to claim as a tax credit an amount equal to the shareholder’s proportionate share of such credits. Certain limitations may apply on the extent to which the credit may be claimed.
A Fund may make investments in equity securities of non-US issuers. If a Fund purchases shares in PFICs, the Fund may be subject to federal income tax on a portion of any “excess distribution” from such non-US corporation, including any gain from the disposition of such shares, even if such income is distributed by the Fund to its shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions. If a Fund were to invest in an eligible PFIC and elected to treat the PFIC as a qualified electing fund (a “QEF”), in lieu of the foregoing requirements, the Fund would be required to include each year in its income and distribute to shareholders in accordance with the Distribution Requirement, a pro rata portion of the QEF’s ordinary earnings and net capital gain, whether or not distributed by the QEF to the Fund. A Fund may not be able to make this election with respect to many PFICs because of certain requirements that the PFICs would have to satisfy.

Alternatively, a Fund generally will be permitted to “mark to market” any shares it holds in a PFIC. If a Fund made such an election, with such election being made separately for each PFIC owned by the Fund, the Fund would be required to include in income each year and distribute to shareholders in accordance with the Distribution Requirement, an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock at that time. A Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the Fund for prior taxable years. A Fund will make appropriate basis adjustments in the PFIC stock to take into account the mark-to-market amounts.
Notwithstanding any election made by a Fund, dividends attributable to distributions from a non-US corporation will not be eligible for the special tax rates applicable to qualified dividend income if the non-US corporation is a PFIC either in the taxable year of the distribution or the preceding taxable year, but instead will be taxable at rates applicable to ordinary income.
A Fund may invest in REITs. Such Fund’s investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT will generally not constitute qualified dividend income. REITs will generally be able to pass through the tax treatment of tax-qualified dividends they receive.
Some of the REITs in which the Funds may invest will be permitted to hold residual interests in real estate mortgage investment conduits (“REMICs”). Under Treasury regulations not yet issued, but that may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are expected to provide that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by shareholders, with the same consequences as if shareholders held the related REMIC residual interest directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-US shareholder, will not qualify for any reduction in US federal withholding tax.
Under current law, if a charitable remainder trust (defined in Section 664 of the Code) realizes any unrelated business taxable income for a taxable year, it will be subject to an excise tax equal to 100% of such unrelated business taxable income. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Funds do not intend to invest directly in residual interests in REMICs or to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.
FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Dividends of net investment income paid to a non-corporate US shareholder that are reported as qualified dividend income will generally be taxable to such shareholder at capital gain income tax rates. The amount of dividend income that may be reported by a Fund as qualified dividend income will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, a Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate US shareholder must meet certain holding period requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income or exempt-interest dividends and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates. Dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of dividends received by the Fund from certain domestic corporations for the taxable year. Shareholders will be advised annually as to the US federal income tax consequences of distributions made (or deemed made) during the year, including the portion of dividends paid that qualify for the reduced tax rate.
Ordinarily, shareholders are required to take taxable distributions by a Fund into account in the year in which the distributions are made. However, for federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

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Dividends paid by a Fund that are properly reported as exempt-interest dividends will not be subject to regular federal income tax. Dividends paid by a Fund will be exempt from federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund’s tax-exempt interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in (1) state, municipal and other bonds that are excluded from gross income for federal income tax purposes or (2) interests in other regulated investment companies, and, in each case, as long as the Fund properly reports such dividends as exempt-interest dividends. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, are generally exempt from income tax in that state. However, income from municipal securities from other states generally will not qualify for tax-free treatment.
Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund will not be deductible for US federal income tax purposes to the extent it relates to exempt-interest dividends received by a shareholder. If a shareholder receives exempt-interest dividends with respect to any share of a Fund (other than a Fund that declares income dividends daily and pays such dividends at least as frequently as monthly) and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, a portion of any exempt-interest dividend paid by a Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from a Fund may affect a non-US corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of an S corporation. Shareholders should consult their own tax advisers as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to the federal “branch profits” tax, or the federal “excess net passive income” tax.
A Fund may either retain or distribute to shareholders its net capital gain (i.e., excess net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and reported as a “capital gain dividend,” it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held its shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired its shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
Distributions by a Fund that exceed the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares; any distribution in excess of such tax basis will be treated as gain from the sale of its shares, as discussed below. Distributions in excess of a Fund’s minimum distribution requirements but not in excess of the Fund’s earnings and profits will be taxable to shareholders and will not constitute nontaxable returns of capital. A Fund’s capital loss carryforwards, if any, carried from taxable years beginning before 2011 do not reduce current earnings and profits, even if such carryforwards offset current year realized gains. In the event that the Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards, if any, may be subject to limitation.
Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the amount of cash that could have been received. In addition, prospective investors in a Fund should be aware that distributions from the Fund will, all other things being equal, have the effect of reducing the NAV of the Fund’s shares by the amount of the distribution. If the NAV is reduced below a shareholder’s cost, the distribution will nonetheless be taxable as described above, even if the distribution effectively represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.
SALE OR REDEMPTION OF SHARES. A shareholder will generally recognize gain or loss on the sale or redemption of shares in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder acquires other shares of the Fund or substantially identical stock or securities within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund. Additionally, if a shareholder disposes of shares of a Fund within 90 days following their acquisition, and the shareholder subsequently re-acquires Fund shares (1) before January 31 of the calendar year following the calendar year in which the original stock was disposed of, (2) pursuant to a reinvestment right received upon the purchase of the original shares and (3) at a reduced load charge (i.e., sales or additional charge), then any load charge incurred upon the acquisition of the original shares will not be taken into account as part of the shareholder’s basis for computing gain or loss upon the sale of such shares, to the extent the original load charge does not exceed any reduction of the load charge with respect to the acquisition of the subsequent shares. To the extent the original load charge is not taken into account on the disposition of the original shares, such charge shall be treated as incurred in connection with the acquisition of the subsequent shares. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of long-term capital gain dividends received on (or undistributed long-term capital gains credited with respect to) such shares.
Capital gain of a non-corporate US shareholder is generally taxed at a federal income tax rate of up to 15% for individuals with incomes below approximately $415,000 ($465,000 if married filing jointly), adjusted annually for inflation, and 20% for any income above such levels that is generally net long-term capital gain or qualified dividend income, where the property is held by the shareholder for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.
Cost Basis Reporting. Mutual funds must report cost basis information to you and the IRS when you sell or exchange shares acquired on or after January 1, 2012 in your non-retirement accounts. The cost basis regulations do not affect retirement accounts, money market funds, and shares acquired before January 1, 2012. The regulations also require mutual funds to report whether a gain or loss is short-term (shares held one year or less) or long-term (shares held more than one year) for all shares acquired on or after January 1, 2012 that are subsequently sold or exchanged. To calculate the gain or loss on shares sold, you need to know the cost basis of the shares. Cost basis is the original value of an asset for tax purposes (usually the gross purchase price), adjusted for stock splits, reinvested dividends, and return of capital distributions. This value is used to determine the capital gain (or loss), which is the difference between the cost basis of the shares and the gross proceeds when the shares are sold. The Fund’s Transfer Agent supports several different cost basis methods from which you may select a cost basis method you believe best suited to your needs. If you decide to elect the Transfer Agent’s default method, which is average cost, no action is required on your part. For shares acquired on or after January 1, 2012, if you change your cost basis method, the new method will apply to all shares in the account if you request the change prior to the first redemption. If, however, you request the change after the first redemption, the new method will apply to shares acquired on or after the date of the change. Keep in mind that the Fund’s Transfer Agent is not required to report cost basis information to you or the IRS on shares acquired before January 1, 2012. However, the Transfer Agent will provide this information to you, as a service, if its cost basis records are complete for such shares. This information will be separately identified on the Form 1099-B (Proceeds from Broker and Barter Exchange Transactions) sent to you by the Transfer Agent and not transmitted to the IRS.
BACKUP WITHHOLDING. A Fund will be required in certain cases to withhold and remit to the US Treasury 28% of all dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided the Fund with either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other exempt recipient. In addition, dividends and capital gain dividends made to corporate United States holders may be subject to information reporting and backup withholding. Backup withholding is not an additional tax and any amounts withheld may be refunded or credited against a shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.
If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
MEDICARE CONTRIBUTION TAX. A US person that is an individual or estate, or a trust that does not fall into a special class of trusts that is exempt from such tax, is subject to a 3.8% tax on the lesser of (1) the US person’s “net investment income” for the relevant taxable year and (2) the excess of the US person’s modified adjusted gross income for the taxable year over $200,000 (or $250,000 if married filing jointly). A Fund shareholder’s net investment income will generally include, among other things, dividend income from the Fund and net gains from the disposition of Fund shares, unless such dividend income or net gains are derived in the ordinary course of the conduct of a trade or business (other than a trade or business that consists of certain passive or trading activities). If you are a US person that is an individual, estate or trust, you are urged to consult your tax advisers regarding the applicability of the Medicare contribution tax to your income and gains in respect of your investment in the Fund shares.

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NON-US SHAREHOLDERS. Dividends paid to a shareholder who, as to the United States, is a nonresident alien individual, non-US trust or estate, non-US corporation, or non-US partnership (“non-US shareholder”) will be subject to US withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross amount of the dividend. Such a non-US shareholder would generally be exempt from US federal income tax, including withholding tax, on gains realized on the sale of shares of a Fund, net capital gain dividends, exempt-interest dividends, and amounts retained by the Fund that are reported as undistributed capital gains.
The foregoing applies when the non-US shareholder’s income from a Fund is not effectively connected with a US trade or business. If the income from a Fund is effectively connected with a US trade or business carried on by a non-US shareholder, then ordinary income dividends, qualified dividend income, net capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the Fund will be subject to US federal income tax at the graduated rates applicable to US citizens or domestic corporations.
Distributions that a Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient non-US shareholder if the distribution is attributable to a REIT’s distribution to a Fund of a gain from the sale or exchange of US real property or an interest in a US real property holding corporation and a Fund’s direct or indirect interests in US real property exceed certain levels. Instead, if the non-US shareholder has not owned more than 5% of the outstanding shares of a Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by a Fund and will be treated as ordinary dividends to the non-US shareholder; if the non-US shareholder owned more than 5% of the outstanding shares of a Fund at any time during the one-year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the non-US shareholder to US filing requirements. Additionally, if a Fund’s direct or indirect interests in US real property were to exceed certain levels, a non-US shareholder realizing gains upon redemption from a Fund could be subject to the 35% withholding tax and US filing requirements unless more than 50% of a Fund’s shares were owned by US persons at such time or unless the non-US person had not held more than 5% of a Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years.
The rules laid out in the previous paragraph, other than the withholding rules, will apply notwithstanding a Fund’s participation in a wash sale transaction or its payment of a substitute dividend.
Provided that 50% or more of the value of the Fund’s stock is held by US shareholders, distributions of US real property interests (including securities in a US real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution), in redemption of a non-US shareholder’s shares of the Fund will cause the Fund to recognize gain. If the Fund is required to recognize gain, the amount of gain recognized will be equal to the fair market value of such interests over the Fund’s adjusted bases to the extent of the greatest non-US ownership percentage of the Fund during the five-year period ending on the date of redemption.
In the case of non-US non-corporate shareholders, a Fund may be required to backup withhold US federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their non-US status.
A 30% withholding tax is currently imposed on US-source dividends, interest and other income items, and will be imposed on proceeds from the sale of property producing US-source dividends and interest paid after December 31, 2018, to (i) non-US financial institutions including non-US investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect US account holders and (ii) certain other non-US entities, unless they certify certain information regarding their direct and indirect US owners. To avoid withholding, non-US financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect US account holders, comply with due diligence procedures with respect to the identification of US accounts, report to the IRS certain information with respect to US accounts maintained, agree to withhold tax on certain payments made to non-compliant non-US financial institutions or to account holders, or (ii) in the event that an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other non-US entities will need to either provide the name, address, and taxpayer identification number of each substantial US owner or certifications of no substantial US ownership unless certain exceptions apply.
The tax consequences to a non-US shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-US shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of non-US taxes.

NON-US TAXES. A Fund may be subject to non-US withholding taxes or other non-US taxes with respect to income (possibly including, in some cases, capital gain) received from sources within non-US countries. So long as more than 50% by value of the total assets of the Fund (1) at the close of the taxable year, consists of stock or securities of non-US issuers, or (2) at the close of each quarter, consists of interests in other regulated investment companies, the Fund may elect to treat any non-US income taxes paid by it as paid directly by its shareholders.
If the Fund makes the election, each shareholder will be required to (i) include in gross income, even though not actually received, its pro rata share of the Fund’s non-US income taxes, and (ii) either deduct (in calculating US taxable income) or credit (in calculating US federal income tax) its pro rata share of the Fund’s income taxes. A non-US tax credit may not exceed the US federal income tax otherwise payable with respect to the non-US source income. For this purpose, each shareholder must treat as non-US source gross income (i) its proportionate share of non-US taxes paid by the Fund and (ii) the portion of any actual dividend paid by the Fund which represents income derived from non-US sources; the gain from the sale of securities will generally be treated as US source income and certain non-US currency gains and losses likewise will be treated as derived from US sources. This non-US tax credit limitation is, with certain exceptions, applied separately to separate categories of income; dividends from the Fund will be treated as “passive” or “general” income for this purpose. The effect of this limitation may be to prevent shareholders from claiming as a credit the full amount of their pro rata share of the Fund’s non-US income taxes. In addition, shareholders will not be eligible to claim a non-US tax credit with respect to non-US income taxes paid by the Fund unless certain holding period requirements are met at both the Fund and the shareholder levels. For purposes of foreign tax credits for US shareholders of the Fund, foreign capital gains taxes may not produce associated foreign source income, limiting the availability of such credits for US persons.
A Fund will make such an election only if it deems it to be in the best interest of its shareholders. A shareholder not subject to US tax may prefer that this election not be made. The Fund will notify shareholders in writing each year if it makes the election and of the amount of non-US income taxes, if any, to be passed through to the shareholders and the amount of non-US taxes, if any, for which shareholders of the Fund will not be eligible to claim a non-US tax credit because the holding period requirements (described above) have not been satisfied.
Shares of a Fund held by a non-US shareholder at death will be considered situated within the United States and subject to the US estate tax.
STATE AND LOCAL TAX MATTERS. Depending on the residence of the shareholders for tax purposes, distributions may also be subject to state and local taxes. Rules of state and local taxation regarding qualified dividend income, ordinary income dividends and capital gains distributions from regulated investment companies and other items may differ from federal income tax rules. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of each Fund in the Prudential mutual fund complex has adopted policies and procedures with respect to the disclosure of portfolio securities owned by each Fund and to authorize certain arrangements to make available information about portfolio holdings. These policies and procedures are designed to ensure that disclosures of a Fund’s portfolio holdings are made consistently with the antifraud provisions of the federal securities laws and the fiduciary duties of each Fund and each Fund adviser. The policy is designed to ensure that disclosures of nonpublic portfolio holdings to selected third parties are made only when the Fund has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information.
The Board has authorized PI, as the investment manager of each Fund, to administer these policies and procedures and to enter into confidentiality agreements on behalf of the Funds that provide that all information disclosed shall be treated as confidential and that the recipient will not trade on the nonpublic information. No material, non-public information, including but not limited to portfolio holdings, may be disseminated to third parties except in compliance with these policies and procedures.
The Custodian Bank (Bank of New York Mellon) is authorized to facilitate, under the supervision of PI, the release of portfolio holdings.
Regulatory Filings. Portfolio holdings for each Fund will be made public at the time of quarterly public regulatory filings via Forms N-CSR and/or N-Q unless noted otherwise herein.
Annual and semi-annual reports for each Fund are filed with the SEC on Form N-CSR and mailed to shareholders within 60 days after the end of the second and fourth fiscal quarters. Annual and semi-annual shareholder reports for a Fund may be accessed at the SEC’s website at www.sec.gov and at the website for the Prudential Investments mutual funds (www.prudentialfunds.com).

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Portfolio holdings for each Fund are filed with the SEC on Form N-Q within 60 days after the end of the first and third fiscal quarters. Filings on Form N-Q may be accessed at www.sec.gov.
Public Disclosures—Fund Holdings and Characteristics. Each Fund may post on the Prudential Investments mutual funds website a detailed list of its portfolio holdings and characteristics derived from the portfolio holdings as of the end of each calendar month approximately 15 days after the end of the month, unless noted otherwise herein.
Any portfolio holdings and characteristics information that is posted to the Fund’s website and third-party databases but not contained in regulatory filings may be distributed at or after posting to financial advisors, investment consultants, broker-dealers, registered investment advisers, plan sponsors, shareholders, plan participants, and third-party databases.
Public Disclosures—Other Time Periods. Where a Fund has recently commenced operations or adopted significant changes to its investment policies (a “repositioning”), it may make available in the manner described above the same portfolio holdings and characteristics information, but as of other relevant period-ends besides month-end, with such information made available and posted to the website approximately 15 days after the commencement of the Fund’s operations or the date of the repositioning (“Effective Date”), and any portfolio holdings or characteristics information may be distributed after posting to financial advisors, investment consultants, broker-dealers, registered investment advisers, plan sponsors, shareholders, plan participants, and third-party databases. The Fund may release this information until the first quarter-end or the first month-end following the Effective Date, as applicable.
Other than as set forth above, the release of holdings and characteristics information will normally occur 15 days after the end of the month: the release of holdings and characteristics information other than 15 days after the end of the month will be determined based on procedures approved by the Chief Compliance Officer. In addition, when authorized by the Chief Compliance Officer and another officer of the Prudential Investments mutual funds, portfolio holdings information may be publicly disseminated more frequently or at different periods than as described above.
Ongoing Nonpublic Disclosure Arrangements. Each Fund has entered into ongoing arrangements to make available nonpublic information about its portfolio holdings, subject to the conditions, restrictions and requirements set forth below. Parties receiving this information may include intermediaries that distribute Fund shares, third-party providers of auditing, custody, proxy voting and other services for the Funds, rating and ranking organizations, and certain affiliated persons of each Fund, as described below. The procedures utilized to determine eligibility are set forth below:
All requests from third parties for portfolio holdings shall require the following steps:
■	A request for release of portfolio holdings shall be prepared setting forth a legitimate business purpose for such release which shall specify the Fund(s), the terms of such release, and frequency (e.g., level of detail, staleness). Such request shall address whether there are any conflicts of interest between the Fund and the investment adviser, subadviser, principal underwriter or any affiliated person thereof and how such conflicts shall be dealt with to demonstrate that the disclosure is in the best interest of the shareholders of the Fund(s).
■	The request shall be forwarded to PI’s Product Development Group and to the Chief Compliance Officer or his delegate for review and approval.
■	A confidentiality agreement in the form approved by a Fund officer must be executed by the recipient of the portfolio holdings.
■	A Fund officer shall approve the release and the agreement. Copies of the release and agreement shall be sent to PI’s Law Department.
■	Written notification of the approval shall be sent by such officer to PI’s Fund Administration Group to arrange the release of portfolio holdings.
■	PI’s Fund Administration Group shall arrange the release by the Custodian Bank.
Requests for disclosure to PI or its employees shall follow the procedures noted above other than the execution of a confidentiality agreement.
Set forth below are the authorized ongoing arrangements as of the date of this SAI:
1. Traditional External Recipients/Vendors
■	Full holdings on a daily basis to Institutional Shareholder Services (ISS), Broadridge and Glass, Lewis & Co. (proxy voting administrator/agents) at the end of each day;
■	Full holdings on a daily basis to ISS (securities class action claims administrator) at the end of each day;
■	Full holdings on a daily basis to a Fund's Subadviser(s), Custodian Bank, sub-custodian (if any) and accounting agents (which includes the Custodian Bank and any other accounting agent that may be appointed) at the end of each day. When a Fund has more than one Subadviser, each Subadviser receives holdings information only with respect to the “sleeve” or segment of the Fund for which the Subadviser has responsibility;

■	Full holdings to a Fund's independent registered public accounting firm as soon as practicable following the Fund's fiscal year-end or on an as-needed basis; and
■	Full holdings to financial printers as soon as practicable following the end of a Fund's quarterly, semi-annual and annual period-ends.
2. Analytical Service Providers
■	Fund trades on a quarterly basis to Abel/Noser Corp. (an agency-only broker and transaction cost analysis company) as soon as practicable following a Fund's fiscal quarter-end;
■	Full holdings on a daily basis to FactSet Research Systems, Inc. (investment research provider) at the end of each day;
■	Full holdings on a daily basis to FT Interactive Data (a fair value information service) at the end of each day;
■	Full holdings on a quarterly basis to Frank Russell Company (investment research provider) when made available ;
■	Full holdings on a monthly basis to Fidelity Advisors (wrap program provider) approximately five days after the end of each month (Prudential Jennison Growth Fund and certain other selected Prudential Investments Funds only);
■	Full holdings on a daily basis to IDC, Markit and Thompson Reuters (securities valuation);
■	Full holdings on a daily basis to Standard & Poor’s Corporation (securities valuation);
■	Full holdings on a monthly basis to FX Transparency (foreign exchange/transaction analysis) when made available.
In each case, the information disclosed must be for a legitimate business purpose and is subject to a confidentiality agreement intended to prohibit the recipient from trading on or further disseminating such information (except for legitimate business purposes).
In addition, certain authorized employees of PI receive portfolio holdings information on a quarterly, monthly or daily basis or upon request, in order to perform their business functions. All PI employees are subject to the requirements of the personal securities trading policy of Prudential, which prohibits employees from trading on or further disseminating confidential information, including portfolio holdings information.
Also, affiliated shareholders may, subject to execution of a non-disclosure agreement, receive current portfolio holdings for the sole purpose of enabling a Fund to effect the payment of the redemption price to such shareholder in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with the rules of the SEC and procedures adopted by the Board. For more information regarding the payment of the redemption price by a distribution in kind of securities from the investment portfolio of the Fund, see “Purchase, Redemption and Pricing of Fund Shares—Redemption in Kind” in the SAI.
PI’s Law Department and the Chief Compliance Officer shall review the arrangements with each recipient on an annual basis. The Board shall, on a quarterly basis be advised of any revisions to the list of recipients of portfolio holdings and the reason for such disclosure. These policies and procedures will be reviewed for adequacy and effectiveness in connection with the Funds’ compliance program under Rule 38a-1 under the 1940 Act.
A listing of the parties who will receive portfolio holdings pursuant to these procedures is maintained by PI Compliance.
There can be no assurance that the policies and procedures on portfolio holdings information will protect a Fund from the potential misuse of such information by individuals or entities that come into possession of the information.
PROXY VOTING
The Board has delegated to the Manager the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. The Manager is authorized by the Funds to delegate, in whole or in part, their proxy voting authority to the investment subadviser(s) or third party vendors consistent with the policies set forth below. The proxy voting process shall remain subject to the supervision of the Board, including any committee thereof established for that purpose.
The Manager and the Board view the proxy voting process as a component of the investment process and, as such, seek to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for the Funds. Consistent with this goal, the Board views the proxy voting process as a means to encourage strong corporate governance practices and ethical conduct by corporate management. The Manager and the Board maintain a policy of seeking to protect the best interests of the Funds should a proxy issue potentially implicate a conflict of interest between the Funds and the Manager or its affiliates.
The Manager delegates to the Funds' Subadviser(s) the responsibility for voting proxies. The Subadviser is expected to identify and seek to obtain the optimal benefit for the Funds, and to adopt written policies that meet certain minimum standards, including that the policies be reasonably designed to protect the best interests of the Funds and delineate procedures to be followed when a proxy vote presents a conflict between the interests of the Funds and the interests of the Subadviser or its affiliates. The Manager and the Board expect that the Subadviser will notify the Manager and Board at least annually of any such conflicts identified and confirm how the issue was resolved. In addition, the Manager expects that the Subadviser will deliver to the Manager, or its appointed vendor, information

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required for filing the Form N-PX with the SEC. Information regarding how the Funds voted proxies relating to their portfolio securities during the most recent twelve-month period ending June 30 is available without charge on the Funds' website at www.prudentialfunds.com and on the SEC's website at www.sec.gov.
A summary of the proxy voting policies of the Subadviser(s) is set forth in its respective Appendix to this SAI.
CODES OF ETHICS
The Board has adopted a Code of Ethics. In addition, the Manager, investment subadviser(s) and Distributor have each adopted a Code of Ethics. The Codes of Ethics apply to access persons (generally, persons who have access to information about the Funds' investment program) and permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be purchased or held by the Funds. However, the protective provisions of the Codes of Ethics prohibit certain investments and limit such personnel from making investments during periods when the Funds are making such investments. The Codes of Ethics are on public file with, and are available from, the SEC.
APPENDIX I: PROXY VOTING POLICIES OF THE SUBADVISER
QUANTITATIVE MANAGEMENT ASSOCIATES LLC (QMA)
Description of QMA Proxy Voting Policies. It is the policy of Quantitative Management Associates LLC (QMA) to vote proxies on client securities in the best long-term economic interest of its clients (i.e., the mutual interests of clients in seeing the appreciation in value of a common investment over time), in accordance with QMA’s established proxy voting policy and procedures. In the case of pooled accounts, QMA’s policy is to vote proxies on securities in such account in the best long-term economic interest of the pooled account. In the event of any actual or apparent material conflict between its clients’ interest and QMA’s own, QMA’s policy is to act solely in its clients’ interest. To this end, the proxy voting policy and procedures adopted by QMA include procedures to address potential material conflicts of interest arising in connection with the voting of proxies.
QMA’s proxy voting policy contains detailed voting guidelines on a wide variety of issues commonly voted upon by shareholders. These guidelines reflect QMA’s judgment of how to further the best long-range economic interest of its clients through the shareholder voting process. QMA may consider Environmental, Social and Governance (ESG) factors in its voting decisions. Where issues are not addressed by its policy, or when circumstances suggest a vote not in accordance with its established guidelines, voting decisions are made on a case-by-case basis taking into consideration the potential economic impact of the proposal. With respect to international holdings, QMA takes into account additional restrictions in some countries that might impair its ability to trade those securities or have other potentially adverse economic consequences, and generally vote foreign securities on a best efforts basis if QMA determines that voting is in the best economic interest of its clients. The Fund determines whether fund securities out on loan are to be recalled for voting purposes and QMA is not involved in any such decision. QMA’s proxy voting committee includes representatives of QMA’s investment, operations, compliance, risk and legal teams. QMA’s proxy voting committee is responsible for interpreting the proxy voting policy as well as monitoring conflicts of interest, and periodically assesses the policy’s effectiveness.
QMA utilizes the services of a third party proxy voting facilitator, and upon receipt of proxies will direct the voting facilitator to vote in a manner consistent with QMA’s established proxy voting guidelines described above (assuming timely receipt of proxy materials from issuers and custodians). In accordance with its obligations under the Advisers Act, QMA provides full disclosure of its proxy voting policy, guidelines and procedures to its clients upon their request, and will also provide to any client, upon request, the proxy voting records for that client’s securities.

APPENDIX II: DESCRIPTIONS OF SECURITY RATINGS
MOODY'S INVESTORS SERVICE, INC. (MOODY'S)
Debt Ratings
Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C: Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers 1, 2, and 3 in each generic rating category from Aa to Caa. The modifier 1 indicates that the issuer is in the higher end of its letter rating category; the modifier 2 indicates a mid-range ranking; the modifier 3 indicates that the issuer is in the lower end of the letter ranking category.
Short-Term Ratings
Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.
PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
■	Leading market positions in well-established industries.
■	High rates of return on funds employed.
■	Conservative capitalization structure with moderate reliance on debt and ample asset protection.
■	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
■	Well-established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

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MIG 1: This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
STANDARD & POOR'S RATINGS SERVICES (S&P)
Long-Term Issue Credit Ratings
AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated CC is currently highly vulnerable to nonpayment.
C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
Plus (+) or Minus (–): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
Commercial Paper Ratings
A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
Notes Ratings
An S&P notes rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a notes rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.
■	Amortization schedule-the longer the final maturity relative to other maturities the more likely it will be treated as a note.
■	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
FITCH RATINGS LTD.
International Long-Term Credit Ratings
AAA: Highest Credit Quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High Credit Quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB: Good Credit Quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.
BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B: Highly Speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC, CC, C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.
International Short-Term Credit Ratings
F1: Highest Credit Quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2: Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
F3: Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic investment.
Plus (+) or Minus (–): Plus or minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, to categories below CCC, or to short-term ratings other than F1.

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PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)(1) Certificate of Trust. Incorporated by reference to the Registration Statement on Form N1- A filed on July 9, 1999 (File No. 333-82621).

(2) Amendment to Certificate of Trust dated September 4, 2001. Incorporated by reference to Post Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on September 30, 2002.

(3) Agreement and Declaration of Trust. Incorporated by reference to the Registration Statement on Form N1-A filed on July 9, 1999 (File No. 333-82621).

(4) Certificate of Correction of Amendment to Certificate of Trust dated May 14, 2002. Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on September 30, 2002.

(5) Certificate of Amendment to Certificate of Trust dated February 16, 2010. Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N1-A filed on September 27, 2010.

(b) By-Laws, amended as of November 16, 2004. Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed on November 22, 2004.

(c) In response to this item, Registrant incorporates by reference the following provisions of its Agreement and Declaration of Trust and By-Laws, Incorporated by reference to Prudential Investment Portfolios 5. Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on September 22, 2016 as Exhibit (a)(3) and Exhibit (b), defining the rights of the Trust's shareholders: Articles III and V of the Agreement and Declaration of Trust and Article III of the By-Laws.

(d)(1) Management Agreement between Registrant and Prudential Investments Fund Management LLC (now known as Prudential Investments LLC) (PI). Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on October 30, 2000.

(i) Amendment to Management Agreement between Registrant and Prudential Investments Fund Management LLC. Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed on September 29, 2005.

(2) Management Agreement between Registrant and Prudential Investments LLC (PI) with respect to the Prudential Jennison Rising Dividend Fund. Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed on March 5, 2014.

(3)(i) Subadvisory Agreement between PI and Jennison Associates LLC. Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed on September 29, 2005.

(ii) Subadvisory Agreement between PI and Quantitative Management Associates LLC dated January 26, 2007. Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on September 28, 2007.

(iii) Subadvisory Agreement between PI and Jennison Associates LLC with respect to the Prudential Jennison Rising Dividend Fund. Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed on March 5, 2014.

(4)(i) Expense Cap for Prudential Jennison Rising Dividend Fund. Incorporated by reference to Prudential Investment Portfolios 5. Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on September 22, 2016.

(5) Management Agreement between Registrant and PI with respect to Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, and Prudential Day One 2060 Fund. Filed herewith

(6) Subadvisory Agreement between PI and Quantitative Management Associates LLC with respect to Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, and Prudential Day One 2060 Fund. Filed herewith

(7) Expense Cap for Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, and Prudential Day One 2060 Fund. Filed herewith

(e)(1) Second Amended and Restated Distribution Agreement between Prudential Investments Mutual Funds and the Target Mutual Funds, and Prudential Investment Management Services LLC (PIMS) dated September 22, 2016. Incorporated by reference to Prudential Investment Portfolios 5. Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on September 22, 2016.

(2) Selected Dealer Agreement. Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement filed on Form N1-A on August 1, 2000.

(f) Not applicable.

(g)(1) Custodian Contract between the Registrant and The Bank of New York (BNY) dated November 7, 2002. Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed on Form N1-A on October 2, 2003.

(2) Custodian Services Agreement between the Registrant and PFPC Trust Company (PFPC)(now known as BNY Mellon Investment Servicing Trust Company) dated July 1, 2005. Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement filed on Form N-1A on September 29, 2005.

(3) Amendment dated June 30, 2009 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed via EDGAR on June 30, 2009 (File No. 33-10649).

(4) Amendment dated December 21, 2010 to Custodian Agreement between the Registrant and BNY, incorporated by reference to the Prudential Investment Portfolios 9 Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on December 21, 2010 (File No. 333-66895).

(h)(1) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. (PMFS), dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2007 (File No. 33-10649).

(2) Amendment dated September 2, 2008 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the Target Portfolio Trust Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A as filed with the Commission on January 30, 2009 (File No. 33-50476).

(3) Amendment dated December 21, 2010 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007, incorporated by reference to the Prudential Investment Portfolios 9 Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on December 21, 2010 (File No. 333-66895).

(i)(1) Opinion of Morris, Nichols, Arsht & Tunnell dated September 27, 2002. Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N1-A filed on September 30, 2002.

(2) Opinion of Morris, Nichols, Arsht & Tunnell dated February 9, 2007. Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N1-A filed on February 9, 2007.

(3) Opinion of Morris, Nichols, Arsht & Tunnell dated July 18, 2011, concerning the validity of Class R and Class Z shares. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on July 18, 2011.

(4) Opinion of Morris, Nichols, Arsht & Tunnell with respect to Prudential Jennison Rising Dividend Fund. Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed on March 5, 2014.

(5) Opinion of Morris, Nichols, Arsht & Tunnell relating to the Class R1, R2, R3, R4, R5 and R6 shares of the Prudential Day One Funds. Filed herewith

(j) Consent of independent registered public accounting firm. Incorporated by reference to Prudential Investment Portfolios 5. Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on September 22, 2016.

(k) Not applicable.

(l) Not applicable.

(m)(1) Distribution and Service Plan for Class A Shares. Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed via EDGAR on September 30, 2008 (File No. 333-82621).

(2) Distribution and Service Plan for Class B Shares. Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed via EDGAR on September 30, 2008 (File No. 333-82621).

(3) Distribution and Service Plan for Class C Shares. Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed via EDGAR on September 30, 2008 (File No. 333-82621).

(5) Rule 12b-1 Fee Waiver for Class A Shares of Prudential Jennison Conservative Growth Fund. Incorporated by reference to Prudential Investment Portfolios 5. Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on September 22, 2016.

(6) Rule 12b-1 Fee Waiver for Class A Shares of Prudential Jennison Rising Dividend Fund. Incorporated by reference to Prudential Investment Portfolios 5. Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on September 22, 2016.

(7) Rule 12b-1 Distribution Plan for Class R1 Shares. Incorporate by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on September 22, 2016.

(8) Rule 12b-1 Distribution Plan for Class R2 Shares. Incorporate by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on September 22, 2016.

(9) Rule 12b-1 Distribution Plan for Class R3 Shares. Incorporate by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on September 22, 2016.

(10) Shareholder Services Plan for R1, R2, R3 and R4 Shares. Incorporate by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on September 22, 2016.

(n) Amended and Restated Rule 18f-3 Plan. Incorporated by reference to Prudential Investment Portfolios 5. Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on September 22, 2016.

(o) Power of Attorney dated December 7, 2016.

(p)(1) Code of Ethics of the Registrant. Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A for Prudential Investment Portfolios, Inc. 14, filed via EDGAR on June 21, 2016 (File No. 002-82976).

(2) Code of Ethics and Personal Securities Trading Policy of Prudential, including the Manager and Distributor, dated January 11, 2016. Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A for Prudential Investment Portfolios, Inc. 14, filed via EDGAR on June 21, 2016 (File No. 002-82976).

(3) Code of Ethics of Jennison Associates LLC dated October 5, 2005. Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on September 29, 2006.

Item 29. Persons Controlled by or under Common Control with the Registrant.

None.

Item 30. Indemnification.

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and pursuant to Article VII of the Agreement and Declaration of Trust (Exhibit (a)(3) to this Registration Statement) and Article XI of the Trust's By-Laws (Exhibit (b) to the Registration Statement), officers, trustees, employees and agents of Registrant will not be liable to Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with Registrant, subject to the same exceptions. Section 3817 of the Delaware Statutory Trust Act permits indemnification of trustees who acted in good faith and reasonably believed that the conduct was in the best interest of the Trust. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (e)(1) to this Registration Statement), the Distributor of Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act), may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such trustee, officer or controlling person in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

Section 8 of the Management Agreement (Exhibit (d)(1) to the Registration Statement) and Section 4 of the Subadvisory Agreements (Exhibits (d)(2)(i) through (xi) to the Registration Statement) limit the liability of PI and each Adviser, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Commission under the 1940 Act as long as the interpretation of Section 17(h) and 17(i) of such Act remains in effect and is consistently applied.

Item 31. Business and other Connections of the Investment Adviser.

Prudential Investments LLC (PI)

See the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and “Management and Advisory Arrangements” in the Statement of Additional Information (SAI) constituting Part B of this Post-Effective Amendment to the Registration Statement.

The business and other connections of the officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

Jennison Associates LLC (Jennison)

See the Prospectus constituting a portion of Part A of this Registration Statement and “Management and Advisory Arrangements” in the SAI.

Information as to Jennison’s directors and executive officers is included in its Form ADV filed with the Commission (801-5608), as most recently amended, the relevant text of which is incorporated herein by reference.

Quantitative Management Associates LLC (QMA)

See the Prospectus constituting Part A of this Registration Statement and “Management and Advisory Arrangements” in the SAI.

Information as to QMA’s directors and executive officers is included in its Form ADV as currently on file with the Commission (File No. 801-62692), the relevant text of which is incorporated herein by reference.

PIMS is distributor for Prudential Government Money Market Fund, Inc., The Prudential Investment Portfolios, Inc., Prudential Investment Portfolios 2, Prudential Investment Portfolios 3, Prudential Investment Portfolios Inc. 14, Prudential Investment Portfolios 4, Prudential Investment Portfolios 5, Prudential Investment Portfolios 6, Prudential National Muni Fund, Inc., Prudential Jennison Blend Fund, Inc., Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Investment Portfolios 7, Prudential Investment Portfolios 8, Prudential Jennison Small Company Fund, Inc., Prudential Investment Portfolios 9, Prudential World Fund, Inc., Prudential Investment Portfolios, Inc. 10, Prudential Jennison Natural Resources Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Investment Portfolios 12, Prudential Investment Portfolios, Inc. 15, Prudential Investment Portfolios 16, Prudential Investment Portfolios, Inc. 17, Prudential Investment Portfolios 18, Prudential Sector Funds, Inc. Prudential Short-Term Corporate Bond Fund, Inc., The Target Portfolio Trust, and The Prudential Series Fund.

PIMS is also distributor of the following other investment companies: Separate Accounts: Prudential’s Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account, The Prudential Qualified Individual Variable Contract Account and PRIAC Variable Contract Account A.

(b) The following table sets forth information regarding certain officers of PIMS. As a limited liability company, PIMS has no directors.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Officers with Registrant
David Hunt (1)	President and Chief Executive Officer	N/A
Christine C. Marcks (3)	Executive Vice President	N/A
Gary F. Neubeck (1)	Executive Vice President	N/A
Stuart S. Parker (1)	Executive Vice President	Board Member and President
James Gemus (1)	Executive Vice President	N/A
Scott E. Benjamin (1)	Vice President	Board Member and Vice President
Joanne M. Accurso-Soto (1)	Senior Vice President	N/A
Michael J. King (2)	Senior Vice President, Chief Legal Officer and Secretary	N/A
Peter J. Boland (1)	Senior Vice President and Chief Operating Officer	N/A
John N. Christolini (3)	Senior Vice President	N/A
Mark R. Hastings (1)	Senior Vice President and Chief Compliance Officer	N/A
Michael J. McQuade (1)	Senior Vice President, Comptroller and Chief Financial Officer	N/A
Hansjerg Schlenker (1)	Senior Vice President and Chief Operations Officer
John L. Bronson (2)	Vice President and Deputy Chief Legal Officer	N/A
Charles Smith (2)	Vice President and Anti-Money Laundering Officer	Anti-Money Laundering Compliance Officer

Principal Business Addresses:

(1)	655 Broad Street, Newark, NJ 07102
(2)	751 Broad Street, Newark NJ, 07102
(3)	280 Trumbull Street, Hartford, CT 06103

(c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 33. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of Bank of New York Mellon, 1 Wall Street, New York, New York 10011, Jennison Associates LLC, 466 Lexington Avenue, New York, New York 100017, Quantitative Management Associates LLC, Gateway Center Two, 100 Mulberry Street, Newark, New Jersey 07102 , the Registrant, 655 Broad Street, Newark, New Jersey 07102, and Prudential Mutual Fund Services LLC (PMFS), 655 Broad Street, Newark, New Jersey 07102.

Documents required by Rules 31a-1(b) (4), (5), (6), (7), (9), (10) and (11) and 31a-1 (d) and (f) will be kept at 655 Broad Street, Newark, New Jersey 07102, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by BNY and PMFS.

Item 34. Management Services.

Other than as set forth under the captions “How the Fund is Managed-Manager” and “How the Fund is Managed-Distributor” in the Prospectus and the caption “Management and Advisory Arrangements” in the SAI, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 12th day of December, 2016.

Prudential Investment Portfolios 5
*
Stuart S. Parker, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
* Ellen S. Alberding	Trustee
* Kevin J. Bannon	Trustee
* Scott E. Benjamin	Trustee
* Linda W. Bynoe	Trustee
* Keith F. Hartstein	Trustee
* Michael S. Hyland	Trustee
* Stuart S. Parker	Trustee and President, Principal Executive Officer
* Richard A. Redeker	Trustee
* Stephen Stoneburn	Trustee
* Grace C. Torres	Trustee
* M. Sadiq Peshimam	Treasurer, Principal Financial and Accounting Officer
*By: /s/ Claudia DiGiacomo Claudia DiGiacomo	Attorney-in-Fact	December 12, 2016

POWER OF ATTORNEY

for the Prudential Fund Complex

The undersigned, Ellen S. Alberding, Kevin J. Bannon, Scott E. Benjamin, Linda W. Bynoe, Keith F. Hartstein, Michael S. Hyland, Stuart S. Parker, Richard A. Redeker, Stephen Stoneburn, Grace C. Torres as directors/ trustees of each of the registered investment companies listed in Appendix A hereto, and M. Sadiq Peshimam, as treasurer and principal financial and accounting officer of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Deborah A. Docs, Raymond A. O’Hara and Jonathan D. Shain, or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding Ellen S. Alberding	/s/ Stuart S. Parker Stuart S. Parker
/s/ Kevin J. Bannon Kevin J. Bannon	/s/ M. Sadiq Peshimam M. Sadiq Peshimam
/s/ Scott E. Benjamin Scott E. Benjamin	/s/ Richard A. Redeker Richard A. Redeker
/s/ Linda W. Bynoe Linda W. Bynoe	/s/ Stephen Stoneburn Stephen Stoneburn
/s/ Keith F. Hartstein Keith F. Hartstein	/s/ Grace C. Torres Grace C. Torres
/s/ Michael S. Hyland Michael S. Hyland

Dated: December 7, 2016

APPENDIX A

Prudential Government Money Market Fund, Inc.
The Prudential Investment Portfolios, Inc.
Prudential Investment Portfolios 2
Prudential Investment Portfolios 3
Prudential Investment Portfolios Inc. 14
Prudential Investment Portfolios 4
Prudential Investment Portfolios 5
Prudential Investment Portfolios 6
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Investment Portfolios 7
Prudential Investment Portfolios 8
Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 9
Prudential World Fund, Inc.
Prudential Investment Portfolios, Inc. 10
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.
Prudential Investment Portfolios 12
Prudential Investment Portfolios, Inc. 15
Prudential Investment Portfolios 16
Prudential Investment Portfolios, Inc. 17
Prudential Investment Portfolios 18
Prudential Sector Funds, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
The Target Portfolio Trust
The Prudential Variable Contract Account-2
The Prudential Variable Contract Account-10
The Prudential Variable Contract Account-11

Prudential Investment Portfolios 5

Exhibit Index

Item 28 Exhibit No.	Description
(d)(5)	Management Agreement between Registrant and PI with respect to Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, and Prudential Day One 2060 Fund.
(d)(6)	Subadvisory Agreement between PI and Quantitative Management Associates LLC with respect to Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, and Prudential Day One 2060 Fund.
(d)(7)	Expense Cap for Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, and Prudential Day One 2060 Fund.
(i)(5)	Opinion of Morris, Nichols, Arsht & Tunnell relating to the Class R1, R2, R3, R4, R5 and R6 shares of the Prudential Day One Funds.